As filed with the Securities and Exchange Commission on April 17, 2015
Registration Nos.: 002-89550; 811-03972

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 54	(X)
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 60	(X)

FUTUREFUNDS SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Officers)  (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Beverly A. Byrne, Esq.
Senior Vice President, Legal, and Chief Compliance Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado  80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C.  20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

FUTUREFUNDS SERIES ACCOUNT
of Great-West Life & Annuity Insurance Company
GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

Distributed by
GWFS Equities, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255

Overview

This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”) designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), as well as for certain non-qualified plans. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select.  GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Group Contracts.  Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Group Contracts in connection with the following retirement plans (“Plans”):

•	pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);

•	cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);

•	tax sheltered or tax deferred annuities described in Code Section 403(b) (“403(b) Plans”);

•	deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);

•	qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and

•	non-qualified deferred compensation plans (“NQDC Plans”).

Participation in the Group Contracts

You may be eligible to participate in the Group Contract if you participate in one of the Plans listed above.  The owner of a Group Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Group Contractowner”).  We will establish a Participant annuity account (“Participant Annuity Account”) in your name.  This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Group Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

Payment Options

The Group Contract offers you a variety of annuity payment options.  You can select from options that provide for fixed or variable payments, or a combination of both.  If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select.  Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Group Contract, and (2) your needs and circumstances.

Allocating Your Money

You can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the "Series Account").  Each Investment Division invests all of its assets in one of the corresponding mutual funds (“Eligible Funds”).  The following is a list of each Eligible Fund:

Alger Balanced Portfolio – Class I-2*
Alger Mid Cap Growth Portfolio – Class I-2
American Century Investments Equity Income Fund – Investor Class
American Century Investments Income & Growth Fund – Investor Class
American Funds The Growth Fund of America – Class R3
Artisan International Fund – Investor Class

ClearBridge International Small Cap Fund – Class A
ClearBridge Value Trust – Financial Intermediary Class
Columbia Contrarian Core Fund – Class A
Columbia Variable Portfolio Asset Allocation Fund – Class 1
Columbia Mid Cap Value Fund – Class R
Davis New York Venture Fund – Class R
Federated Equity Income Fund, Inc. – Class A
Fidelity® VIP Contrafund® Portfolio – Initial Class
Fidelity® VIP Growth Portfolio – Initial Class
Franklin Small-Mid Cap Growth Fund – Class A
Great-West Ariel Mid Cap Value Fund – Initial Class
Great-West Bond Index Fund – Initial Class
Great-West Invesco Small Cap Value – Initial Class
Great-West Lifetime 2015 Fund I – Class T
Great-West Lifetime 2025 Fund I – Class T
Great-West Lifetime 2035 Fund I – Class T
Great-West Lifetime 2045 Fund I – Class T
Great-West Lifetime 2055 Fund I – Class T
Great-West Lifetime 2015 Fund II – Class T
Great-West Lifetime 2025 Fund II – Class T
Great-West Lifetime 2035 Fund II – Class T
Great-West Lifetime 2045 Fund II – Class T
Great-West Lifetime 2055 Fund II – Class T
Great-West Lifetime 2015 Fund III – Class T
Great-West Lifetime 2025 Fund III – Class T
Great-West Lifetime 2035 Fund III – Class T
Great-West Lifetime 2045 Fund III – Class T
Great-West Lifetime 2055 Fund III – Class T
Great-West Loomis Sayles Bond Fund – Initial Class
Great-West Loomis Sayles Small Cap Value Fund – Initial Class
Great-West MFS International Value Fund – Initial Class
Great-West Money Market Fund – Initial Class
Great-West S&P Small Cap 600 Index Fund – Initial Class
Great-West Small Cap Growth Fund – Initial Class
Great-West Stock Index Fund – Initial Class
Great-West T. Rowe Price Equity Income Fund – Initial Class
Great-West T. Rowe Price Mid Cap Growth Fund – Initial Class
Great-West U.S. Government Mortgage Securities Fund – Initial Class
Great-West Aggressive Profile I Fund – Initial Class
Great-West Conservative Profile I Fund – Initial Class
Great-West Moderate Profile I Fund – Initial Class
Great-West Moderately Aggressive Profile I Fund – Initial Class
Great-West Moderately Conservative Profile I Fund – Initial Class
Invesco Mid Cap Growth Fund – Class A *
Invesco Small Cap Growth Fund – Class A*
Invesco V.I. American Franchise Fund – Series I Shares *
Invesco V.I. American Value Fund – Series I Shares
Invesco V.I. Comstock Fund – Series I Shares
Janus Aspen Global Research Fund – Institutional Shares
Janus Fund – Class T
Janus Twenty Fund – Class T*
Janus Global Research Fund – Class T*
JPMorgan Disciplined Equity Fund – Class A
Lord Abbett Value Opportunities Fund – Class A
MainStay U.S. Small Cap Fund – Class A*
MFS Growth Fund – Class A
Oppenheimer Capital Appreciation Fund – Class A
Oppenheimer Global Fund – Class A

PIMCO Total Return Fund – Administrative Class
Pioneer Equity Income VCT Portfolio – Class II
Putnam High Yield Advantage Fund – Class R
Putnam Income Fund – Class A
Putnam International Capital Opportunities Fund – Class R
RidgeWorth Small Cap Growth Stock Fund – I Shares
Royce Total Return Fund – Class K
RS Select Growth Fund – Class A
RS Small Cap Growth Fund – Class A*
The Jensen Quality Growth Fund – Class R
Undiscovered Managers Behavioral Value Fund – Class A

* This Investment Division is closed to incoming Transfers and new Contributions.

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment.  Your interest in a Fixed Option is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract.  Please consult with the Group Contractowner for more information.

This Prospectus presents important information you should read before participating in the Group Contract, including a description of the material rights and obligations under the Group Contract.  It is important that you read the Prospectus carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2015, which has been filed with the SEC.   The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033.  You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC’s website at www.sec.gov.

The date of this prospectus is May 1, 2015

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Group Contract is not available in all states.

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DEFINITIONS

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date.  During this period, you may make Contributions to the Group Contract.

Accumulation Unit: The accounting measure described in the Group Contract and we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of Great-West, located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between Great-West and the Group Contractowner at no additional charge.

Annuity Commencement Date: The date annuity payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts we receive under the Group Contract on your behalf and allocate to a Participant Annuity Account.

Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return, and to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please consult with the Group Contractowner for more information about the Fixed Options.

Group Contract: An agreement between Great-West and the Group Contractowner providing a group flexible premium deferred fixed and/or variable annuity issued in connection with certain retirement Plans.

Group Contractowner: Depending on the type of Plan and the employer’s involvement, the Group Contractowner will be an employer, Plan trustee, certain employer associations, or employee associations.

Guaranteed Account Value: The sum of the values of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, each of which contains shares of an Eligible Fund.  There is an Investment Division for each Eligible Fund.  You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.  Investment Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI, or Series Account financial statements.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract.  It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority in connection with the Group Contract.

Request: Any request, either written, by telephone, or computerized, which is in a form satisfactory to Great-West and received at our Administrative Offices.

Series Account: FutureFunds Series Account, a separate account established by Great-West to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.

Spouse: A person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the Accumulation Unit value of each Investment Division.  This calculation is made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET).  It is also the date on which we will process any Contribution or Request received.  Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Valuation Period: The period between two successive Valuation Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract.  The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between investment options.  State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount distributed)	8.5%[1]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[2]
The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge	$30.00
SERIES ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge[3]
Maximum Periodic Mortality and Expense Risk Charge[4] (as a percentage of the Participant Annuity Account Value)	1.00%
Maximum Daily Mortality and Expense Risk Charge[5] (as a deduction in the Net Investment Factor)	1.25%
Total Series Account Annual Expenses	1.00% or 1.25%
1 The contingent deferred sales charge will be based upon the level applicable to your Group Contract.  Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed.  Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract.  If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.  The 8.5% limit applies to all contingent deferred sales charges under the Group Contract.  For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion below.
2 A Premium Tax charge may apply upon full surrender, death, or annuitization.
3 We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”).  Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies.  After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate.  Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
4 The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction.  Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
5 The Daily M&E Deduction is a charge deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B.  Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract.  More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE
	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[6]	0.46%	2.08%[7]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

6 Several of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds) are "funds of funds" that invest substantially all of their assets in shares of other Great-West Funds, Inc. funds, portfolios in the same group of investment companies as the Great-West Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”).  Because of this, the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios.  The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds as a result of their investment in shares of one or more Underlying Portfolios
7 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement.  The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund's expenses in order to keep the Eligible Fund's expenses below specified limits.  The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements.  Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund's prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts.  These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds.  In addition, this Example assumes no Transfers were made and no premium taxes were deducted.  If these arrangements were considered, the expenses shown would be higher.  This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds.  If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$937	$1,624	$2,334	$3,608
(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$337	$1024	$1,734	$3,608

The examples do not show the effect of Premium Taxes.  Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization.  The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds.  Your actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Contract Maintenance Charge, which is deducted by cancellation of units. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

FINANCIAL STATEMENTS

The SAI contains our financial statements and those of the Series Account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and in all states in the United States, except New York.

Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

Great-West has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business.  However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains, or losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Great-West.

The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective.  We may or may not make additional Investment Divisions available to Owners of the Contracts in the future based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan.  Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof.  The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds

Many of the Eligible Funds described in this prospectus are available only to insurance companies for their variable contracts.  Such Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding.  “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are bought for variable life insurance policies issued by us or other insurance companies.  “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund.  Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.

Public Eligible Funds

Some of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public.  Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	American Century Investments Equity Income Fund (Investor Class)

•	American Century Investments Income & Growth Fund (Investor Class)

•	American Funds The Growth Fund of America (Class R3)

•	Artisan International Fund (Investor Class)

•	ClearBridge International Small Cap Fund (Class A)

•	ClearBridge Value Trust (Financial Intermediary Class

•	Columbia Contrarian Core Fund (Class A)

•	Columbia Mid Cap Value Fund (Class R)

•	Davis New York Venture Fund (Class R)

•	Federated Equity Income Fund, Inc. (Class A)

•	Franklin Small-Mid Cap Growth Fund (Class A)

•	Invesco Mid Cap Growth Fund - Class A

•	Invesco Small Cap Growth Fund (Class A)

•	Invesco V.I. American Franchise Fund (Series I Shares )

•	Invesco V.I. American Value Fund (Series I Shares )

•	Invesco V.I. Comstock Fund (Series I Shares )

•	Janus Fund (Class T)

•	Janus Twenty Fund (Class T)

•	Janus Global Research Fund (Class T)

•	JPMorgan Disciplined Equity Fund (Class A)

•	Lord Abbett Value Opportunities Fund (Class A)

•	MainStay U.S. Small Cap Fund (Class A)

•	MFS Growth Fund (Class A)

•	Oppenheimer Capital Appreciation Fund (Non-Service Shares )

•	Oppenheimer Global Fund (Non-Service Shares )

•	PIMCO Total Return Fund (Administrative Class)

•	Putnam High Yield Advantage Fund (Class R)

•	Putnam Income Fund (Class A)

•	Putnam International Capital Opportunities Fund (Class R)

•	RidgeWorth Small Cap Growth Stock Fund (I Shares)

•	Royce Total Return Fund (Class K)

•	RS Select Growth Fund (Class A)

•	RS Small Cap Growth Fund (Class A)

•	Undiscovered Managers Behavioral Value Fund (Class A)

Payments We Receive
Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds.  Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund.  The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund.  For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan.  Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prospectuses.  If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

Investment Objectives and Advisers
The following sets forth the investment objective and adviser of each Eligible Fund.  There is no assurance that any of the Eligible Funds will achieve their respective objectives.

The Alger Portfolios - advised by Fred Alger Management, Inc. of New York, New York.

Alger Balanced Portfolio (Class I-2) seeks current income and long-term capital appreciation.  The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Alger Mid Cap Growth Portfolio (Class I-2) seeks long-term capital appreciation.

American Century Funds - advised by American Century Investment Management, Inc. of Kansas City, Missouri.

American Century Investments Equity Income Fund (Investor Class) seeks to provide current income.  Capital appreciation is a secondary objective.

American Century Investments Income & Growth Fund (Investor Class) seeks capital growth by investing in common stocks. Income is a secondary objective.

American Funds - advised by Capital Research and Management Company of Los Angeles, California.

American Funds The Growth Fund of America (Class R3) seeks to provide growth of capital.

Artisan Funds, Inc. - advised by Artisan Partners Limited Partnership of Milwaukee, Wisconsin.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth.

ClearBridge Investments - advised by ClearBridge, LLC of New York, New York.

ClearBridge International Small Cap Fund (Class A) seeks long term growth of capital.

ClearBridge Value Trust (Financial Intermediary Class) seeks long-term capital growth .

Columbia Funds - advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Contrarian Core Fund (Class A) seeks total return, consisting of long term capital appreciation and current income.

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation.
Columbia Variable Portfolio Asset Allocation Fund (Class 1) ) seeks total return, consisting of current income and long term capital appreciation .

Davis Funds - advised by Davis Selected Advisers, L.P. of Tucson, Arizona.

Davis New York Venture Fund (Class R) seeks long-term growth of capital.

Federated Equity Funds - advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated Equity Income Fund, Inc. (Class A) seeks above average income and capital appreciation.

Fidelity ® Variable Insurance Products - advised by Fidelity Management & Research Company (FMR) of Boston, Massachusetts.

Fidelity® VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation.

Fidelity® VIP Growth Portfolio (Initial Class) seeks capital appreciation.

Franklin Strategic Series Funds - advised by Franklin Advisers, Inc. of San Mateo, California.

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth.

Great-West Funds, Inc. - advised by Great-West Capital Management, LLC (“GWCM”), Greenwood Village, Colorado, a wholly owned subsidiary of Great-West. Great-West Funds, Inc. currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits GWCM, without shareholder approval, to enter into, terminate, or materially amend sub-advisory agreements with sub-advisers to manage the investment and reinvestment of the assets of the Portfolios of Great-West Funds, Inc.  Sub-advisers (as noted below) are subject to the review and supervision of GWCM and the board of directors of Great-West Funds, Inc.

Great-West Ariel Mid Cap Value Fund (Initial Class) seeks long-term capital appreciation.  Ariel Investments, LLC (“Ariel”) of Chicago, Illinois serves as the sub-adviser.

Great-West Bond Index Fund (Initial Class) seeks investment results, before fees, that track the total return of the fixed income securities that comprise the Barclays Capital Aggregate Bond Index.

Great-West Invesco Small Cap Value (Initial Class) seeks long term growth of capital.

Great-West Loomis Sayles Bond Fund (Initial Class) seeks high total investment return through a combination of current income and capital appreciation.   Loomis, Sayles & Company, LP ("Loomis Sayles") of Boston, Massachusetts serves as the sub-adviser.

Great-West Loomis Sayles Small Cap Value Fund (Initial Class) seeks long-term capital growth.  Loomis Sayles of Boston, Massachusetts serves as the sub-adviser.

Great-West MFS International Value Fund (Initial Class) seeks long-term capital growth. Massachusetts Financial Services Company (”MFS”) of Boston, Massachusetts serves as the sub-adviser.

Great-West Money Market Fund (Initial Class) seeks as high a level of current income as is consistent with the preservation of capital and liquidity.   Investment in the Great-West Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Eligible Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

Great-West S&P Small Cap 600 Index Fund (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap 600 Index.  Mellon Capital Management Corporation (“Mellon Capital”) of New York, New York serves as the sub-adviser.8

Great-West Small Cap Growth Fund (Initial Class) seeks to achieve long-term capital growth. Silvant Capital Management LLC (“Silvant”) of Atlanta, Georgia serves as the sub-adviser.  Silvant is a subsidiary of RidgeWorth Capital Management, Inc.

Great-West Stock Index Fund (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the following indexes:  Standard & Poor’s (S&P) 500 Index and the S&P MidCap 400 Index, weighted according to their respective pro-rata share of the market.  Mellon Capital of New York, New York serves as the sub-adviser.8

Great-West T. Rowe Price Equity Income Fund (Initial Class) seeks substantial dividend income and also long-term capital appreciation. T. Rowe Price Associates, Inc. of Baltimore, Maryland serves as the sub-adviser. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class) seeks long-term capital appreciation.  T. Rowe Price Associates, Inc. of Baltimore, Maryland serves as the sub-adviser.

Great-West U.S. Government Mortgage Securities Fund (Initial Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Great-West Profile Funds Each of the following five Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon, and personal objectives.

Great-West Aggressive Profile I Fund (Initial Class) seeks long-term capital appreciation.

Great-West Conservative Profile I Fund (Initial Class) seeks capital preservation.

Great-West Moderate Profile I Fund (Initial Class) seeks long-term capital appreciation.

Great-West Moderately Aggressive Profile I Fund (Initial Class) seeks long-term capital appreciation.

Great-West Moderately Conservative Profile I Fund (Initial Class) seeks income and capital appreciation.

Great-West Lifetime Asset Allocation Funds

Great-West Lifetime 2015 Fund I (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2015, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2025 Fund I (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2025, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2035 Fund I (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2035, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2045 Fund I (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2045, the investment objective is to seek income and secondarily, capital growth.
Great-West Lifetime 2055 Fund I (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2055, the investment objective is to seek income and secondarily, capital growth.

8 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company.  The Eligible Funds that track those indices are not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

Great-West Lifetime 2015 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2015, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2025 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2025, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2035 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2035, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2045 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2045, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2055 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2055, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2015 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2015, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2025 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2025, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2035 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2035, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2045 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2045, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2055 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2055, the investment objective is to seek income and secondarily, capital growth.

Invesco Funds - advised by Invesco Advisers, Inc. of Atlanta, Georgia.

Invesco Mid Cap Growth Fund (Class A) seeks capital growth . The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco Small Cap Growth Fund (Class A) seeks long-term growth of capital.  The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco V.I. Funds

Invesco V.I. American Franchise Fund (Series I Shares) seeks capital growth . The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco V.I. American Value Fund (Series I Shares) seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco V.I. Comstock Fund (Series I Shares) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Janus Aspen Series - advised by Janus Capital Management LLC, of Denver, Colorado.

Janus Aspen Global Research Fund (Institutional Shares) seeks long-term growth of capital.

Janus Investment Funds - advised by Janus Capital Management LLC of Denver, Colorado.

Janus Fund (Class T) seeks long-term growth of capital.

Janus Twenty Fund (Class T) seeks long-term growth of capital.  The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Janus Global Research Fund (Class T) seeks long-term growth of capital. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

JPMorgan U.S. Equity Funds - advised by JPMorgan Investment Management, Inc. of Boston, Massachusetts.

JPMorgan Disciplined Equity Fund (Class A) seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index). 8

Lord Abbett Funds - advised by Lord, Abbett & Co. LLC of Jersey City, New Jersey.

Lord Abbett Value Opportunities Fund (Class A) seeks long-term capital appreciation.

MainStay Funds - advised by New York Life Investment Management LLC of Parsippany, New Jersey.

MainStay U.S. Small Cap Fund (Class A) seeks long-term capital appreciation by investing primarily in securities of small-cap companies.  The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

MFS Funds - advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS Growth Fund (Class A) seeks capital appreciation.  The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Oppenheimer Funds - advised by OFI Global Asset Management, Inc. and sub-advised by Oppenheimer Funds, Inc. of New York, New York.

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation.

Oppenheimer Global Fund (Class A) seeks capital appreciation.

PIMCO Funds - advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Equity Income VCT Portfolio (Class II) seeks current income and long-term growth of capital by investing in a portfolio consisting of primarily income producing equity securities of U.S. corporations.

Putnam Funds - managed by Putnam Investment Management, LLC of Boston, Massachusetts.

Putnam High Yield Advantage Fund (Class R) seeks high current income.  Capital growth is a secondary goal when consistent with achieving high current income.

Putnam Income Fund (Class A) seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation.

RidgeWorth Funds - managed by RidgeWorth Capital Management, Inc. of Atlanta, Georgia.

RidgeWorth Small Cap Growth Stock Fund (I Shares) seeks to provide long-term capital appreciation.

Royce Funds - advised by Royce & Associates, LLC of New York, New York.

Royce Total Return Fund (Class K) seeks long-term growth of capital and current income.

RS Investment Trust - advised by RS Investment Management Co. LLC of San Francisco, California.

RS Select Growth Fund (Class A) seeks long-term capital growth.

RS Small Cap Growth Fund (Class A) seeks long-term capital growth.  The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

The Jensen Quality Growth Fund - managed by Jensen Investment Management, Inc. of Lake Oswego, Oregon.

The Jensen Quality Growth Fund (Class R) seeks long-term capital appreciation.
Undiscovered Managers Funds - advised by JPMorgan Investment Management, Inc. of Boston, Massachusetts.

Undiscovered Managers Behavioral Value Fund (Class A) seeks capital appreciation.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Great-West Retirement Services Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in an Investment Division. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans.  We issue the Group Contract in connection with:

•	401(a) Plans;

•	401(k) Plans;

•	403(b) Plans;

•	457(b) or (f) Plans;

•	415(m) Plans; and

•	NQDC Plans.
The Group Contract is generally owned by the employer, association or organization.  For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract.  For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms.  Once we approve the forms, we issue a Group Contract to the Group Contractowner.  If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or a GWFS representative.  Your Participant enrollment form will be forwarded to us for processing.  Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions.  You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract.  If the Group Contractowner’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Annuity Account

When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually.  You may also review your Participant Annuity Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Group Contract, if the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the Plan, may instruct Great-West to debit Participant Annuity Accounts in the amount of the invoice not paid.  Great-West may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless the Group Contractowner provides Great-West with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Group Contractowner may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

•	For 403(b) Plans (other than employer-sponsored Plans):
If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices.  If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Great-West Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form.  If your Participant enrollment form remains incomplete after 105 days, we will return your Contribution along with investment earnings (if any).

•	For all other Plans:
If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices.  If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information.  If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete a Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form’s completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement Plan.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 10 days after Great-West receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form.  We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you.  When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units.  We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to an Investment Division, less any applicable Premium Tax, by that Investment Division’s Accumulation Unit value.  The number of Accumulation Units for the Investment Division will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period.  The formula used to calculate the Net Investment Factor is set forth in Appendix B.  Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Requesting Transfers

There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request, subject to the limitations of your Group Contract.  Transfers into and out of certain of the Fixed Options may be subject to limitations.  Please see your Group Contract for more information.

Your Request must specify:

•	the amounts being Transferred;

•	the Investment Division(s) or Fixed Options from which the Transfer is to be made; and

•	the Investment Division(s) or Fixed Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make.

You may make Transfers by telephone or through the Internet.  We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction.  We will not be liable for losses resulting from telephone or Internet Requests we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, at our discretion. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices.  If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options.  Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.

Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us.  We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted.  Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds.  Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant's trading activity if prohibited trading is suspected.  If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading.  Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.

Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading, or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund.

Under rules  adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund.  Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds.  If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds.  In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division.  These systematic Transfers may be used to Transfer values from the Great-West Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy.  Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of an Investment Division is $100 per month; and

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time at our discretion.

Rebalancer

There is no charge for participation in the Rebalancer option.

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•	Your entire Variable Account Value must be included;

•	You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division; and

•	You must specify the frequency of rebalancing.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

Loans

•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

•	Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.

•	Consult your employer or Group Contractowner, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.

Requests for a partial withdrawal within 30 days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. A Request for partial withdrawal must be in writing and must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request, or the Valuation Date on which we receive the Request at our Administrative Offices.

We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request.  This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day.  If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.

Generally, we will pay withdrawal proceeds attributable to the Investment Divisions within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value, or at any time such value is zero, all of your rights under the Group Contract will terminate.

Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences” below.)  There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions" below.)  In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences" below.)

Cessation of Contributions

In the future, either Great-West or the Group Contractowner may determine that no further Contributions will be made under the Group Contract.  Should this occur, then Great-West or the Group Contractowner, as applicable, will provide the other party written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation).  After cessation of Contributions, Great-West will continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

If a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must Request one of the following Cessation Options:

•	Cessation Option (1):
Great-West will maintain each Participant Annuity Account until it is applied to a payment option.  A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

•	Cessation Option (2):
Great-West will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s Plan. Great-West will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.

•	Cessation Option (3):
Great-West and the Group Contractowner will mutually agree in writing and in accordance with applicable law on the specific terms of the cessation of Contributions.
CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

•
If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax; or

•	If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes; or

•
If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid. Your beneficiary may elect to receive the death benefit:

•	under any of the Annuity Payment Options;

•	as a lump-sum payment; or

•	as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.
Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, we will make a lump-sum payment to your beneficiary.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at Great-West’s Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

•	If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of Great-West’s receipt of such election and adequate proof of death.

•	If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.
We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation.  Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

•	if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

•	if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

•
if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

•
if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract.  Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.

Annual Contract Maintenance Charge

•	We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

•
If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be prorated for the year remaining.

•	The deduction will be prorated between your Variable and Guaranteed Accounts.

•	This charge is non-refundable.

•
The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of between 12 months and 15 months, depending on the date you began participating under the Group Contract.

•	This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge (“CDSC”).  The amount of the CDSC depends on the type of Plan, and the Group Contract in which you participate.  The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below.  In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, the amount of a CDSC will not exceed 8.5% of the Contributions made to your Participant Annuity Account.  For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

•	the amount of the total or partial withdrawal;

•	the amount Transferred to Other Companies; or

•	the amount of Certain Periodic Payments.
The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies, or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract.  If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge

The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies, or amount of Certain Periodic Payments based on the table below:

Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
5-9 years	4%
10-14 years	3%
15 or more years	0%

Level 4: 6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance of Group Contract	The applicable percentage shall be
0-1 years	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 years	1%
More than 7 years	0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5: No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Level 6: Contingent Deferred Sale Charge under the Amendment Rider

For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies, or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner.  The CDSC will not exceed 8.5% of Contributions.  For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 7: Contract Termination Charge under the Amendment Rider

For Group Contracts that have elected the Amendment Rider and Great-West has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option, and the Group Contract is terminated prior to Great-West’s recovery of any and all start-up costs, such amounts will be recouped through a start-up cost recovery schedule applied as a contingent deferred sales charge, which will not exceed 8.5% of Contributions.

Additional Contingent Deferred Sales Charges

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your Fixed Annuity contract:

•
an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract:	Applicable percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%

The additional CDSC applies only to amounts attributable to your Fixed Annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”).  The additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions, or earnings on the Exchanged Amount.  To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions, and earnings on the Exchanged Amount.  The charge will not be assessed unless the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract will not decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC “Free Amount.”

•	The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

•
The "Free Amount" will not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year, and will be applied on the first distribution, payment, or Transfer to Another Company made in that year.

All additional distributions, payments, or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any “Free Amount.”

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to Great-West to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and the CDSC applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:

•	size of the prospective group;

•	projected annual Contributions for all Participants in the group;

•	frequency of projected withdrawals;

•	type and frequency of administrative and sales services provided;

•	level of contract maintenance charge, administrative charge, and mortality and expense risk charge;

•	type and level of communication services provided; and

•	number and type of Plans.
We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable Great-West to recover all of its distribution expenses. In such case, the loss will be borne by Great-West out of its general account assets.

Situations under which the CDSC may not Apply

Prior to the Date of Cessation, if Great-West is the exclusive provider, the CDSC may not apply in certain situations.  Examples of such situation(s) include, but are not limited to, the following:

•	the Participant dies; or

•	the Participant severs employment; or

•	the Participant is entitled to a Plan approved hardship or unforeseeable emergency; or

•	the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or

•	Plan termination; or

•	the Group Contractowner elects a Contract Termination Date due to Contract Conversion and assets are Transferred to another contract offered by Great-West; or

•
the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%.  However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

1)	a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or

2)	a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”).
You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction.  Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B.  The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract.  It will be assessed at a rate between 0% and 1.25%.  Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365.  You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the Accumulation Period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction.  Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually.  The level of this charge varies by Group Contract.  It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value.  We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts.  However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate.  (See the discussion on the Daily M&E Deduction above.)

Please note that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience we incur. The mortality risks we assume arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that neither the person receiving payment’s longevity, nor an unanticipated improvement in general life expectancy, will adversely affect your annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date since we may bear the risk of unfavorable experience in your Variable Sub-Accounts. (See “Death Benefit” for additional information.) The expense risk is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:

•	size of the prospective group;

•	projected annual Contributions for all Participants in the group;

•	frequency of projected distributions;

•	type and frequency of administrative and sales services provided; and

•	level of contract maintenance charge, administrative charge and CDSC.
Great-West will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

Great-West presently intends to pay Premium Taxes levied by a governmental entity on Participant Annuity Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead.  We will give notice to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division.  If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.

Restorations

Depending on the terms of your Group Contract, Great-West may agree to restore all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option.  The restoration amount will be based on the dollar amounts Transferred to the Group Contract from the prior investment option.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	the payment frequency of either 12-, 6-, 3- or 1-month intervals;

•	a payment amount—a minimum of $50 is required;

•	the calendar day of the month on which payments will be made;

•	one payment option; and

•	to allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:

◦	prorate the amount to be paid in proportion to the assets in each sub-account; or

◦	select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.
Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While receiving periodic withdrawals:

•	You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.

•	You may keep the same investment options as before periodic payments began.

•	Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:

◦	We will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.

◦
We will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account. Please refer to your Contract for more information about the Guaranteed Sub-Accounts.

Periodic payments will cease on the earlier of the date:

•	the amount to be paid under the option selected has been reduced to zero; or

•	the Participant Annuity Account Value is zero; or

•	you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or

•	you die.

You may choose to receive periodic payments from the following payment options.

Option 1 - Income for a specified period

You elect the length of time over which payments will be made.  The amount paid will vary based on the duration you choose.  The Group Contract will provide the available lengths of time from which you may elect.  Certain Group Contracts may require that you elect a specified period of at least 36 months.

Option 2 - Income of a specified amount

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.  The Group Contract will provide the available dollar amounts from which you may select.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period.  This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70½ years of age.  This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution

Minimum distributions are not available for 457(f) and NQDC Plan Participants.  For all other Plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months.  We may limit the number of times you may restart a periodic payment program.

Periodic payments may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.

ANNUITY PAYMENT OPTIONS

You may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period.

To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:

•	the calendar year in which the Participant attains age 70½; or

•	the calendar year in which the Participant retires.
Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Payment Options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which Great-West may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed, or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, the Group Contracts automatically provide for a variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.

Option 1 - Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc.

Option 2 - Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option 3 - Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option 4 - Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months.

Option 5 - Income for Specified Period (available only as fixed-dollar payments)

Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option 6 - Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by Great-West. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. Charges and restrictions will apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information.)

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.  The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age and sex of the annuitant will affect the amount of each payment. We reserve the right to ask for proof of the annuitant’s age, and we may delay annuity payments until we receive satisfactory proof. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions.  Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR.  Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, we must receive your Request to Transfer prior to your Annuity Commencement Date.  If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days.  This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the beneficiary or payee may submit the Request to Transfer after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa.  However, for variable annuity payment options, Transfers may be made among Investment Divisions.  Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made.  The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer.  Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

Great-West may require proof of age or survival of any payee upon whose age or survival payments depend.  If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Unless otherwise permitted and elected, variable annuity payments will be paid as monthly installments.  Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, Great-West may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, Great-West may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without our prior written consent is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

•	no changes can be made in the annuity form;

•	no additional Contributions will be accepted under the Group Contract; and

•	no further withdrawals will be allowed, other than withdrawals made to provide annuity benefits.

CONTRACT TERMINATION DUE TO PLAN TERMINATION

If the Group Contractowner terminates its Plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide Great-West written notice of Plan Termination, and confirm that all final

Contributions have been remitted to Great-West.  In addition, the Group Contractowner must provide any information or instructions Great-West may reasonably require.

Unless the Group Contractowner instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Group Contractowner instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”).  Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee.  Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee.  In the absence of a Payee election, Great-West will automatically send Payee lump sum distributions to the IRA provider designated by the Group Contractowner.  In the alternative, the Group Contractowner may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, CDSC’s, income tax withholding, Premium Taxes, or other fees applicable under the terms of the Group Contract.

The Group Contract will terminate once all Plan assets have been distributed.

CONTRACT TERMINATION DUE TO CONTRACT CONVERSION

If provided for under the terms of the Group Contract, the Group Contractowner may declare a Contract Termination due to Contract Conversion, to occur at a specified future date (the “Contract Termination Date”).  Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and Great-West will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date.  Any Contributions received by Great-West after the Contract Termination Date will be deposited into the New Group Contract.  Unless otherwise agreed by the Group Contractowner and Great-West, all assets previously held under the Old Group Contract will be governed by the terms of the New Group Contract.  Furthermore, any fees or charges imposed by the Old Group Contract will become payable under the terms of the New Group Contract, unless the Group Contractowner and Great-West otherwise agree.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice to any individual. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans.  Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs.  A distribution is taxable as ordinary income, except to the extent a participant has basis in the Group Contract. Amounts contributed to the Group Contract on an after-tax basis generally constitute cost basis at time of distribution.

If a Group Contract will be held by a taxable employer, the investment gain on the Group Contract is included in the entity's income each year.  This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b), 457(f), or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract.  Taxable employers should discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing, and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified Plans is limited to the lesser of $53,000 or 100% of a Participant's compensation as defined in Section 415 of the Code, as indexed from time to time for inflation.  Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income until distribution from the 401(k) Plan.

A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59½, death, or disability), in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation.  Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $18,000 for 2015, and may be adjusted yearly for cost-of-living increases.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income.  Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59½, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's Plan.

Roth contributions deferred into the 401(k) Plan within the applicable limits are made with after-tax dollars. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59½, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Pre-tax deferrals contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed:

•	the contribution limit in Section 415 of the Code; and

•	the elective deferral limit in Section 402(g) of the Code.
A 403(b) Plan may also permit after-tax Roth deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59½, death, or disability), in which case the Participant will not owe income tax on the Roth earnings. Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $18,000 for 2015, and may be adjusted yearly for cost-of-living increases.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, on pre-tax deferrals reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.

If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59½, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59½, unless the Participant:

•	dies;

•	becomes disabled;

•	severs employment; or

•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.
If allowed by the Plan, the Participant may make an in-service Transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.

Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest charges (which may be applied when amounts deposited into a Fixed Option are Transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law, as amended from time to time, are met.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.

Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant's gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59½, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.

Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation.   The total amount of elective deferrals that can be contributed to a 457(b) Plan is $18,000 for 2015. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70½ or incurs an approved unforeseeable emergency.  A Participant may Transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits.

For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.

Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income.  Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.

Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary, as provided in the underlying excess benefit Plan document.

Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.  Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code.  Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement Plan, as provided in the Code.  Amounts properly rolled over will not be included in gross income until a subsequent distribution is made.  However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate.  (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)

If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may directly Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.

Establishment of an Alternate Payee Account

A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Group Contractowner, except as otherwise agreed.  Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order.  The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.

Required Beginning Date/Required Minimum Distributions

Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70½; or

•	the calendar year in which the Participant retires.
Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder.  Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations.  Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax advisor.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.

If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, please consult a competent tax advisor.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59½ are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

(1)	made to a beneficiary on or after the death of the Participant;

(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);

(3)
made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;

(4)	made to a Participant on account of separation from service after attaining age 55;

(5)	properly made to an alternate Payee under a qualified domestic relations order;

(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or

(7)	made subject to an Internal Revenue Service levy imposed on the Plan
There are other circumstances under which the penalty tax may apply. For further information regarding the premature distribution penalty, please consult a competent tax advisor.

Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service.  If exception (3) above

(substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59½; or

•	within five years of the date of the first payment;
then the Participant is liable for the 10% penalty plus interest on all payments received before age 59½.  This penalty is imposed in the year the modification or discontinuance occurs.  The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.

Federal Income Tax Withholding

Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.

With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms.   Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

Taxation of Great-West

We are taxed as a life insurance company under the Code.  The Series Account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions, and foreign tax credits, which can be material.  We do not pass these benefits through to the Series Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Group Contractowners (and Participants) are not the owners of the assets generating the benefits.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling

2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage.

For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.

VOTING RIGHTS

To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other Plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division.  That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares we hold as to which Participants and Group Contractowners  have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).  Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker-dealers.  Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account.  Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds.  (See “Payments We Receive” above.)  Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Group Contacts, Great-West and/or its affiliates may also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Group Contract.  Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash.  Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Group Contract instead of other products, or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker, or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Group Contract.

STATE VARIATIONS

Group Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and general availability of riders. This prospectus describes the material rights and obligations of a Group Contractowner, and the maximum fees and charges for all Group Contract features and benefits are set forth in the fee table of this prospectus. State specific variations will be included in your Group Contract or in a rider or endorsements attached to your Group Contract. See your agent or contact us for information that is specific to your state.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Annuity Account Value.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants, or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, we will obtain the applicable Participant’s or Group Contractowner’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	to operate the Series Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	to deregister the Series Account under the 1940 Act;

•
to Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account;

•	to substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;

•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity;

•	to change the time or time of day at which a Valuation Date is deemed to have ended;

•
to make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Contract the aggregate amount of the types of charges we have guaranteed; and

•	to reject any application or Participant enrollment form at our discretion.
Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

If we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions.  If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you.  Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions.  If this occurs, we will follow the procedures as set forth under the heading, “Cessation of Contributions.”

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion, we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

If we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund.  No substitution may take place without prior notice to you and the Group Contractowners.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract.  Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Carlton Fields Jorden Burt, P.A.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act.  Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements and the related financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing .

CYBER SECURITY RISKS
Our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Cyber-attacks affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Participant Annuity Account Value. For instance, cyber-attacks may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. There can be no assurance that we or the Eligible Funds or our service providers will avoid losses affecting your Group Contract due to cyber-attacks or information security breaches in the future.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

AVAILABLE INFORMATION

We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the Registration Statement.

The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account.  To request the SAI or other information about the Group Contract, or to update your information or make inquiries about the Group Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com.  Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549.  You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and Great-West, such as:

1.	Custodian and Independent Registered Public Accounting Firm;

2.	Underwriter; and

3.	Financial Statements.

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units Outstanding Throughout Each Period For the Periods Ended December 31
INVESTMENT DIVISION (1.25)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	15.09	13.26	12.64	12.79	11.74	9.20	13.65	12.30	11.89	11.10
Value at end of period	16.31	15.09	13.26	12.64	12.79	11.74	9.20	13.65	12.30	11.89
Number of accumulation units outstanding at end of period	66,997	78,965	84,531	97,357	105,692	124,068	135,926	160,051	204,047	282,956
ALGER MID CAP GROWTH
Value at beginning of period	21.36	15.92	13.88	15.32	12.99	8.67	21.09	16.23	14.92	13.76
Value at end of period	22.79	21.36	15.92	13.88	15.32	12.99	8.67	21.09	16.23	14.92
Number of accumulation units outstanding at end of period	294,171	339,162	398,432	455,705	521,171	600,301	695,209	787,163	798,799	906,338
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	25.97	22.02	19.99	19.55	17.47	15.76	19.96	19.86	16.83	16.64
Value at end of period	28.85	25.97	22.02	19.99	19.55	17.47	15.76	19.96	19.86	16.83
Number of accumulation units outstanding at end of period	197,609	217,394	229,234	246,697	247,356	267,342	321,570	362,842	392,400	343,034
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	15.33	11.64	9.80	10.47	9.47	7.15	11.91	10.90	10.00
Value at end of period	16.50	15.33	11.64	9.80	10.47	9.47	7.15	11.91	10.90
Number of accumulation units outstanding at end of period	217,748	234,270	231,000	229,516	251,784	294,792	271,562	191,772	112,300
ARTISAN INTERNATIONAL
Value at beginning of period	14.94	12.09	9.76	10.66	10.19	7.38	14.09	11.92	9.61	8.37
Value at end of period	14.61	14.94	12.09	9.76	10.66	10.19	7.38	14.09	11.92	9.61
Number of accumulation units outstanding at end of period	381,456	433,358	477,809	483,977	572,418	676,153	801,865	843,709	709,670	607,533
CLEARBRIDGE VALUE TRUST
Value at beginning of period	13.50	9.90	8.64	9.05	8.54	6.11	13.67	14.73	14.00	13.37
Value at end of period	15.14	13.50	9.90	8.64	9.05	8.54	6.11	13.67	14.73	14.00
Number of accumulation units outstanding at end of period	54,595	65,112	81,128	102,201	146,783	173,235	279,166	410,073	480,467	538,264

-Appendix 1-

COLUMBIA MID CAP VALUE
Value at beginning of period	13.70	10.29	8.96	9.51	7.85	6.03	10.00
Value at end of period	15.11	13.70	10.29	8.96	9.51	7.85	6.03
Number of accumulation units outstanding at end of period	73,164	36,610	28,482	36,654	27,428	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	13.39	10.10	9.10	9.71	8.80	6.77	11.48	11.11	10.00
Value at end of period	14.04	13.39	10.10	9.10	9.71	8.80	6.77	11.48	11.11
Number of accumulation units outstanding at end of period	93,336	105,611	141,561	145,018	167,905	174,809	184,023	153,394	95,284
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.20	11.83	10.89	11.64	10.47	9.29	13.24	12.12	10.58	10.51
Value at end of period	16.21	15.20	11.83	10.89	11.64	10.47	9.29	13.24	12.12	10.58
Number of accumulation units outstanding at end of period	111,057	129,971	145,223	146,881	174,165	206,125	270,428	266,493	259,727	291,626
FIDELITY VIP CONTRAFUND
Value at beginning of period	27.77	21.42	18.63	19.35	16.72	12.47	21.97	18.92	17.15	14.85
Value at end of period	30.70	27.77	21.42	18.63	19.35	16.72	12.47	21.97	18.92	17.15
Number of accumulation units outstanding at end of period	577,143	618,438	708,366	801,424	892,773	962,571	1,133,567	1,192,185	1,196,867	1,197,490
FIDELITY VIP GROWTH
Value at beginning of period	37.14	27.59	24.36	24.61	20.07	15.84	30.36	24.22	22.95	21.96
Value at end of period	40.83	37.14	27.59	24.36	24.61	20.07	15.84	30.36	24.22	22.95
Number of accumulation units outstanding at end of period	1,044,807	1,143,059	1,274,775	1,419,860	1,560,405	1,774,345	1,975,509	2,186,929	2,509,549	2,896,522
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	23.17	18.20	15.83	16.77	14.69	11.19	18.89	17.86	15.65	14.57
Value at end of period	24.74	23.17	18.20	15.83	16.77	14.69	11.19	18.89	17.86	15.65
Number of accumulation units outstanding at end of period	354,338	383,803	422,361	447,688	491,718	518,782	590,961	608,020	473,756	411,970
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	69.76	47.87	40.32	43.84	37.13	23.01	39.19	40.17	36.54	35.78
Value at end of period	74.26	69.76	47.87	40.32	43.84	37.13	23.01	39.19	40.17	36.54
Number of accumulation units outstanding at end of period	509,923	563,981	514,832	594,271	652,674	724,730	808,809	924,175	1,031,768	1,193,814
GREAT-WEST BOND INDEX

-Appendix 2-

Value at beginning of period	17.31	17.98	17.53	16.56	15.74	15.01	14.29	13.55	13.22	13.11
Value at end of period	18.08	17.31	17.98	17.53	16.56	15.74	15.01	14.29	13.55	13.22
Number of accumulation units outstanding at end of period	312,231	335,594	422,879	415,566	420,370	424,797	448,435	429,371	445,997	498,248
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	19.58	18.43	17.12	17.15	15.97	13.43	15.77	15.13	14.22	13.81
Value at end of period	20.29	19.58	18.43	17.12	17.15	15.97	13.43	15.77	15.13	14.22
Number of accumulation units outstanding at end of period	267,236	267,616	244,916	243,948	267,233	269,815	319,636	336,431	325,550	365,148
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.16	14.09	12.75	12.72	11.54	10.00
Value at end of period	15.88	15.16	14.09	12.75	12.72	11.54
Number of accumulation units outstanding at end of period	102,426	104,941	83,249	52,527	35,823	5,038
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	16.51	14.60	12.97	13.27	11.87	10.00
Value at end of period	17.32	16.51	14.60	12.97	13.27	11.87
Number of accumulation units outstanding at end of period	77,555	66,856	46,712	33,096	14,675	2,239
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	17.87	14.98	13.10	13.70	12.10	10.00
Value at end of period	18.76	17.87	14.98	13.10	13.70	12.10
Number of accumulation units outstanding at end of period	43,906	43,633	34,730	23,673	26,015	3,494
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.22	15.06	13.10	13.83	12.18	10.00
Value at end of period	19.05	18.22	15.06	13.10	13.83	12.18
Number of accumulation units outstanding at end of period	24,423	21,381	4,213	2,578	801	4
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.19	15.05	13.07	13.86	12.21	10.00
Value at end of period	18.90	18.19	15.05	13.07	13.86	12.21

-Appendix 3-

Number of accumulation units outstanding at end of period	13,398	13,149	3,128	3,283	2,790	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	45.93	43.05	37.57	36.43	32.71	23.92	30.95	28.99	26.43	25.80
Value at end of period	46.93	45.93	43.05	37.57	36.43	32.71	23.92	30.95	28.99	26.43
Number of accumulation units outstanding at end of period	233,464	271,448	298,242	335,451	382,396	432,073	501,562	568,195	583,191	591,266
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	33.42	25.09	21.92	22.65	18.50	14.65	22.02	21.61	18.54	17.70
Value at end of period	34.61	33.42	25.09	21.92	22.65	18.50	14.65	22.02	21.61	18.54
Number of accumulation units outstanding at end of period	111,098	127,340	138,747	169,612	183,955	199,637	262,010	273,268	278,783	281,738
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	26.88	21.27	18.38	18.96	17.58	13.50	29.57	28.18	21.00	18.22
Value at end of period	26.81	26.88	21.27	18.38	18.96	17.58	13.50	29.57	28.18	21.00
Number of accumulation units outstanding at end of period	532,458	609,627	577,471	651,302	732,268	863,754	1,010,649	1,204,175	1,304,163	1,332,677
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	22.26	19.41	17.51	17.95	16.30	13.26	17.51	16.55	14.96	14.26
Value at end of period	23.39	22.26	19.41	17.51	17.95	16.30	13.26	17.51	16.55	14.96
Number of accumulation units outstanding at end of period	919,250	983,756	1,116,541	1,211,967	1,319,574	1,483,826	1,757,378	1,855,514	1,855,693	1,891,083
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	23.43	19.71	17.52	18.13	16.23	12.78	18.55	17.51	15.58	14.66
Value at end of period	24.72	23.43	19.71	17.52	18.13	16.23	12.78	18.55	17.51	15.58
Number of accumulation units outstanding at end of period	670,622	729,979	776,433	797,798	839,642	958,183	1,113,522	1,114,055	1,040,301	1,000,633
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	20.05	18.15	16.62	16.84	15.50	12.85	15.89	15.13	13.94	13.32
Value at end of period	20.91	20.05	18.15	16.62	16.84	15.50	12.85	15.89	15.13	13.94
Number of accumulation units outstanding at end of period	181,401	229,076	242,823	276,136	258,056	258,046	306,941	306,121	311,502	334,455
GREAT-WEST MONEY MARKET
Value at beginning of period	21.49	21.76	22.03	22.31	22.59	22.87	22.73	21.98	21.28	20.97

-Appendix 4-

Value at end of period	21.22	21.49	21.76	22.03	22.31	22.59	22.87	22.73	21.98	21.28
Number of accumulation units outstanding at end of period	1,194,983	1,382,458	1,568,720	1,711,196	1,890,668	2,273,516	2,742,705	2,865,081	3,273,224	2,922,593
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	51.67	37.21	32.54	32.83	26.45	21.43	31.61	32.27	28.52	26.98
Value at end of period	53.68	51.67	37.21	32.54	32.83	26.45	21.43	31.61	32.27	28.52
Number of accumulation units outstanding at end of period	172,309	1,848,252	198,041	217,566	252,265	267,813	327,752	347,187	405,772	454,112
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	41.45	28.98	25.52	25.99	21.28	16.31	28.12	25.36	25.01	24.21
Value at end of period	38.92	41.45	28.98	25.52	25.99	21.28	16.31	28.12	25.36	25.01
Number of accumulation units outstanding at end of period	225,563	259,653	290,539	321,780	375,024	425,940	474,174	548,428	684,792	885,286
GREAT-WEST STOCK INDEX
Value at beginning of period	115.40	88.71	77.78	77.81	68.23	54.50	87.99	84.74	74.82	72.13
Value at end of period	128.51	115.40	88.71	77.78	77.81	68.23	54.50	87.99	84.74	74.82
Number of accumulation units outstanding at end of period	1,046,433	1,167,236	1,319,184	1,498,539	1,682,066	1,912,513	2,189,488	2,527,736	2,936,934	3,391,399
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	46.03	35.85	30.97	31.64	27.84	22.52	35.73	35.04	29.79	28.97
Value at end of period	48.81	46.03	35.85	30.97	31.64	27.84	22.52	35.73	35.04	29.79
Number of accumulation units outstanding at end of period	786,549	901,559	1,031,488	1,114,111	1,255,963	1,440,120	1,630,722	1,888,080	2,079,127	2,347,942
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	41.43	30.76	27.40	28.22	22.41	15.66	26.59	23.04	21.86	19.39
Value at end of period	46.14	41.43	30.76	27.40	28.22	22.41	15.66	26.59	23.04	21.86
Number of accumulation units outstanding at end of period	338,077	374,011	414,015	455,356	503,442	556,991	637,348	681,806	771,123	807,849
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	23.85	24.65	24.18	23.16	22.22	21.22	20.18	19.19	18.62	18.45
Value at end of period	24.84	23.85	24.65	24.18	23.16	22.22	21.22	20.18	19.19	18.62
Number of accumulation units outstanding at end of period	694,123	770,851	925,368	976,963	1,041,298	1,191,824	1,304,643	1,301,371	1,400,251	1,567,980
INVESCO AMERICAN FRANCHISE

-Appendix 5-

Value at beginning of period	9.16	6.64	5.94	6.46	5.59	4.53	7.40	6.49	6.14	6.03
Value at end of period	9.80	9.16	6.64	5.94	6.46	5.59	4.53	7.40	6.49	6.14
Number of accumulation units outstanding at end of period	53,570	51,610	48,353	52,198	50,603	55,744	64,640	70,632	96,684	118,414
INVESCO AMERICAN VALUE
Value at beginning of period	15.31	11.59	10.06	10.15	8.46	6.16	10.00
Value at end of period	16.51	15.31	11.59	10.06	10.15	8.46	6.16
Number of accumulation units outstanding at end of period	32,864	34,221	49,552	17,502	16,591	10,121	4,407
INVESCO COMSTOCK
Value at beginning of period	14.83	11.13	9.51	9.84	8.64	6.77	10.73	11.10	10.00
Value at end of period	15.94	14.83	11.13	9.51	9.84	8.64	6.77	10.73	11.10
Number of accumulation units outstanding at end of period	64,079	57,444	47,185	44,870	56,448	53,770	54,557	49,771	40,092
INVESCO MID CAP GROWTH
Value at beginning of period	10.00	7.36	6.60	6.99	5.74	4.07	7.78	7.01	6.09	5.59
Value at end of period	10.66	10.00	7.36	6.60	6.99	5.74	4.07	7.78	7.01	6.09
Number of accumulation units outstanding at end of period	87,668	103,130	120,368	136,841	153,712	171,237	191,888	220,943	252,800	294,460
INVESCO SMALL CAP GROWTH
Value at beginning of period	22.54	16.31	13.96	14.31	11.48	8.64	14.29	12.99	11.51	10.76
Value at end of period	23.96	22.54	16.31	13.96	14.31	11.48	8.64	14.29	12.99	11.51
Number of accumulation units outstanding at end of period	20,730	21,891	23,938	25,710	29,519	44,821	53,314	65,826	79,717	108,282
JANUS GLOBAL RESEARCH
Value at beginning of period	7.95	6.31	5.33	6.27	5.49	4.04	7.44	6.89	5.92	5.66
Value at end of period	8.42	7.95	6.31	5.33	6.27	5.49	4.04	7.44	6.89	5.92
Number of accumulation units outstanding at end of period	78,451	87,664	105,721	127,994	148,496	177,710	195,412	224,215	273,371	354,521
JANUS TWENTY
Value at beginning of period	11.04	8.40	6.95	7.67	7.26	5.13	8.95	6.67	6.01	5.56
Value at end of period	11.88	11.04	8.40	6.95	7.67	7.26	5.13	8.95	6.67	6.01
Number of accumulation units outstanding at end of period	283,945	300,523	341,169	377,163	427,748	474,976	517,052	577,094	668,651	814,885
JENSEN QUALITY GROWTH
Value at beginning of period	17.07	13.11	11.72	12.01	10.90	8.58	12.26	11.60	10.33	10.63
-Appendix 6-

Value at end of period	18.77	17.07	13.11	11.72	12.01	10.90	8.58	12.26	11.60	10.33
Number of accumulation units outstanding at end of period	34,440	34,724	39,020	44,983	54,202	60,969	77,571	84,247	88,578	78,262
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.17	14.26	13.16	13.91	11.31	10.00
Value at end of period	20.66	19.17	14.26	13.16	13.91	11.31
Number of accumulation units outstanding at end of period	20,687	16,978	21,092	37,989	35,846	6,311
MAINSTAY U.S. SMALL CAP
Value at beginning of period	14.82	10.92	9.85	10.28	8.39	5.73	9.19	11.27	10.00
Value at end of period	15.53	14.82	10.92	9.85	10.28	8.39	5.73	9.19	11.27
Number of accumulation units outstanding at end of period	4,483	7,105	8,125	8,479	8,796	10,934	17,190	19,255	11,416
MFS GROWTH
Value at beginning of period	16.29	12.11	10.47	10.67	9.56	7.80	12.46	11.01	10.50	10.49
Value at end of period	17.46	16.29	12.11	10.47	10.67	9.56	7.80	12.46	11.01	10.50
Number of accumulation units outstanding at end of period	1,011	1,559	4,303	4,326	10,157	12,767	13,697	14,737	16,098	21,094
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	14.81	11.60	10.33	10.63	9.86	6.96	13.02	11.59	10.91	10.56
Value at end of period	16.83	14.81	11.60	10.33	10.63	9.86	6.96	13.02	11.59	10.91
Number of accumulation units outstanding at end of period	97,376	95,121	106,537	113,736	128,223	161,696	187,574	168,434	158,882	192,715
OPPENHEIMER GLOBAL
Value at beginning of period	20.19	16.12	13.52	15.00	13.13	9.55	16.39	15.67	13.51	12.02
Value at end of period	20.35	20.19	16.12	13.52	15.00	13.13	9.55	16.39	15.67	13.51
Number of accumulation units outstanding at end of period	148,921	196,700	247,946	266,225	260,730	264,903	282,402	297,166	274,859	197,284
PIMCO TOTAL RETURN
Value at beginning of period	17.13	17.73	16.31	15.89	14.82	13.22	12.80	11.91	11.63	11.47
Value at end of period	17.67	17.13	17.73	16.31	15.89	14.82	13.22	12.80	11.91	11.63
Number of accumulation units outstanding at end of period	344,747	401,110	513,760	496,046	538,783	510,188	585,619	487,477	492,615	617,969
PIONEER EQUITY INCOME VCT
Value at beginning of period	18.94	14.89	13.71	13.12	11.15	9.91	14.43	14.54	12.05	11.56
Value at end of period	21.10	18.94	14.89	13.71	13.12	11.15	9.91	14.43	14.54	12.05

-Appendix 7-

Number of accumulation units outstanding at end of period	32,628	31,402	31,461	41,703	49,695	46,591	59,768	71,927	86,720	87,760
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.63	13.92	12.27	12.06	10.82	7.39	10.00
Value at end of period	14.70	14.63	13.92	12.27	12.06	10.82	7.39
Number of accumulation units outstanding at end of period	56,724	47,117	58,418	49,260	73,016	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.70	8.77	7.29	9.39	8.03	5.20	10.00
Value at end of period	9.12	10.70	8.77	7.29	9.39	8.03	5.20
Number of accumulation units outstanding at end of period	55,465	62,028	82,107	86,380	90,510	79,599	5,483
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	19.66	13.77	12.12	12.29	10.04	7.68	13.23	11.94	11.91	10.00
Value at end of period	18.59	19.66	13.77	12.12	12.29	10.04	7.68	13.23	11.94	11.91
Number of accumulation units outstanding at end of period	202,112	252,900	260,831	289,709	296,172	312,062	348,844	309,251	265,792	83,796
ROYCE TOTAL RETURN
Value at beginning of period	14.63	11.20	9.94	10.27	8.45	6.80	10.00
Value at end of period	14.59	14.63	11.20	9.94	10.27	8.45	6.80
Number of accumulation units outstanding at end of period	22,333	27,764	30,245	31,293	34,177	17,267	18,287
RS SELECT GROWTH
Value at beginning of period	22.69	16.67	14.23	13.69	10.54	7.24	13.33	11.87	11.13	11.45
Value at end of period	22.66	22.69	16.67	14.23	13.69	10.54	7.24	13.33	11.87	11.13
Number of accumulation units outstanding at end of period	8,094	9,686	10,544	11,098	12,245	13,471	14,900	17,473	22,335	36,707
RS SMALL CAP GROWTH
Value at beginning of period	10.13	6.88	6.07	6.29	4.99	3.42	6.37	5.66	5.23	5.26
Value at end of period	10.94	10.13	6.88	6.07	6.29	4.99	3.42	6.37	5.66	5.23
Number of accumulation units outstanding at end of period	94,013	116,209	150,566	167,321	189,304	217,189	247,984	289,889	353,118	439,674
INVESTMENT DIVISION (0.95)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	15.77	13.81	13.12	13.24	12.12	9.46	14.00	12.58	12.13	11.29

-Appendix 8-

Value at end of period	17.09	15.77	13.81	13.12	13.24	12.12	9.46	14.00	12.58	12.13
Number of accumulation units outstanding at end of period	3,673	5,798	5,799	7,631	8,994	11,503	19,897	35,592	45,008	58,289
ALGER MID CAP GROWTH
Value at beginning of period	22.30	16.57	14.40	15.84	13.40	8.92	21.62	16.59	15.20	13.98
Value at end of period	23.86	22.30	16.57	14.40	15.84	13.40	8.92	21.62	16.59	15.20
Number of accumulation units outstanding at end of period	37,093	37,203	45,081	57,221	59,600	70,436	104,666	157,413	161,494	192,952
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	27.05	22.86	20.69	20.17	17.97	16.17	20.42	20.25	17.11	16.86
Value at end of period	30.13	27.05	22.86	20.69	20.17	17.97	16.17	20.42	20.25	17.11
Number of accumulation units outstanding at end of period	19,827	25,723	34,958	34,009	34,940	31,825	71,503	89,541	110,578	81,529
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	15.68	11.86	9.96	10.60	9.56	7.20	11.96	10.92	10.00
Value at end of period	16.92	15.68	11.86	9.96	10.60	9.56	7.20	11.96	10.92
Number of accumulation units outstanding at end of period	75,805	70,500	60,585	50,738	60,919	66,588	56,833	22,919	13,093
ARTISAN INTERNATIONAL
Value at beginning of period	15.56	12.55	10.11	11.00	10.49	7.57	14.42	12.15	9.77	8.49
Value at end of period	15.27	15.56	12.55	10.11	11.00	10.49	7.57	14.42	12.15	9.77
Number of accumulation units outstanding at end of period	96,250	95,872	110,631	102,291	94,658	121,618	150,700	170,418	163,261	99,169
CLEARBRIDGE VALUE TRUST
Value at beginning of period	13.98	10.22	8.90	9.29	8.74	6.23	13.90	14.94	14.15	13.48
Value at end of period	15.73	13.98	10.22	8.90	9.29	8.74	6.23	13.90	14.94	14.15
Number of accumulation units outstanding at end of period	5,871	7,200	7,407	7,901	12,373	17,249	22,379	35,196	52,700	84,198
COLUMBIA MID CAP VALUE
Value at beginning of period	13.93	10.44	9.06	9.58	7.89	6.04	10.00
Value at end of period	15.42	13.93	10.44	9.06	9.58	7.89	6.04
Number of accumulation units outstanding at end of period	7,505	6,966	1,726	11,773	5,175	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	13.69	10.30	9.25	9.84	8.89	6.82	11.52	11.12	10.00

-Appendix 9-

Value at end of period	14.40	13.69	10.30	9.25	9.84	8.89	6.82	11.52	11.12
Number of accumulation units outstanding at end of period	7,415	9,368	11,945	13,316	14,138	19,199	26,811	10,533	12,281
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.74	12.21	11.21	11.95	10.72	9.48	13.47	12.29	10.70	10.60
Value at end of period	16.83	15.74	12.21	11.21	11.95	10.72	9.48	13.47	12.29	10.70
Number of accumulation units outstanding at end of period	18,316	19,138	17,658	17,867	24,501	28,417	36,946	43,182	49,094	50,895
FIDELITY VIP CONTRAFUND
Value at beginning of period	29.06	22.35	19.38	20.07	17.29	12.86	22.58	19.39	17.52	15.13
Value at end of period	32.23	29.06	22.35	19.38	20.07	17.29	12.86	22.58	19.39	17.52
Number of accumulation units outstanding at end of period	159,906	168,097	172,841	174,803	165,490	171,513	198,360	208,562	263,016	252,193
FIDELITY VIP GROWTH
Value at beginning of period	29.30	21.70	19.10	19.24	15.64	12.31	23.53	18.71	17.67	16.86
Value at end of period	32.30	29.30	21.70	19.10	19.24	15.64	12.31	23.53	18.71	17.67
Number of accumulation units outstanding at end of period	175,252	179,212	220,512	250,668	270,801	288,238	347,881	470,371	596,592	692,137
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	24.34	19.07	16.53	17.46	15.25	11.58	19.49	18.37	16.05	14.90
Value at end of period	26.07	24.34	19.07	16.53	17.46	15.25	11.58	19.49	18.37	16.05
Number of accumulation units outstanding at end of period	83,596	74,577	80,234	77,458	71,018	60,427	115,258	136,520	177,462	196,877
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	55.54	38.00	31.91	34.59	29.21	18.05	30.65	31.32	28.40	27.73
Value at end of period	59.31	55.54	38.00	31.91	34.59	29.21	18.05	30.65	31.32	28.40
Number of accumulation units outstanding at end of period	129,174	141,139	129,195	137,596	158,399	176,218	205,569	248,363	290,260	342,205
GREAT-WEST BOND INDEX
Value at beginning of period	18.07	18.72	18.19	17.13	16.23	15.44	14.65	13.85	13.47	13.32
Value at end of period	18.93	18.07	18.72	18.19	17.13	16.23	15.44	14.65	13.85	13.47
Number of accumulation units outstanding at end of period	50,088	52,288	62,999	61,520	62,186	62,702	68,715	77,840	84,761	89,370
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	20.69	19.42	17.98	17.96	16.68	13.99	16.37	15.66	14.67	14.21

-Appendix 10-

Value at end of period	21.51	20.69	19.42	17.98	17.96	16.68	13.99	16.37	15.66	14.67
Number of accumulation units outstanding at end of period	19,520	26,587	29,795	27,790	34,316	31,161	34,167	35,019	58,633	67,219
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.37	14.24	12.85	12.78	11.56	10.00
Value at end of period	16.15	15.37	14.24	12.85	12.78	11.56
Number of accumulation units outstanding at end of period	14,114	13,901	21,095	11,461	7,733	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	16.74	14.76	13.08	13.34	11.89	10.00
Value at end of period	17.62	16.74	14.76	13.08	13.34	11.89
Number of accumulation units outstanding at end of period	7,927	7,727	7,820	6,120	5,736	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.12	15.15	13.20	13.77	12.13	10.00
Value at end of period	19.08	18.12	15.15	13.20	13.77	12.13
Number of accumulation units outstanding at end of period	9,011	8,652	9,580	4,104	3,151	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.48	15.22	13.20	13.90	12.20	10.00
Value at end of period	19.38	18.48	15.22	13.20	13.90	12.20
Number of accumulation units outstanding at end of period	3,680	3,130	2,482	1,383	274	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.45	15.22	13.18	13.93	12.24	10.00
Value at end of period	19.23	18.45	15.22	13.18	13.93	12.24
Number of accumulation units outstanding at end of period	3,002	3,898	884	—	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	40.17	37.53	32.66	31.57	28.26	20.61	26.59	24.83	22.56	21.96
Value at end of period	41.16	40.17	37.53	32.66	31.57	28.26	20.61	26.59	24.83	22.56
Number of accumulation units outstanding at end of period	44,169	46,888	56,603	58,515	57,707	67,311	97,405	114,805	151,708	156,163

-Appendix 11-

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	35.10	26.27	22.88	23.58	19.20	15.16	22.72	22.22	19.01	18.09
Value at end of period	36.46	35.10	26.27	22.88	23.58	19.20	15.16	22.72	22.22	19.01
Number of accumulation units outstanding at end of period	29,742	32,325	33,612	36,271	37,534	47,024	67,079	69,441	79,269	72,077
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	26.04	20.54	17.69	18.20	16.83	12.88	28.13	26.72	19.86	17.18
Value at end of period	26.05	26.04	20.54	17.69	18.20	16.83	12.88	28.13	26.72	19.86
Number of accumulation units outstanding at end of period	115,254	127,012	159,627	171,353	178,805	203,159	235,977	298,921	365,143	357,452
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	23.36	20.30	18.26	18.67	16.90	13.71	18.04	17.00	15.33	14.56
Value at end of period	24.62	23.36	20.30	18.26	18.67	16.90	13.71	18.04	17.00	15.33
Number of accumulation units outstanding at end of period	129,510	134,751	180,758	195,563	186,628	215,184	318,096	369,564	547,575	558,495
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	24.60	20.62	18.28	18.86	16.83	13.22	19.12	18.00	15.97	14.98
Value at end of period	26.03	24.60	20.62	18.28	18.86	16.83	13.22	19.12	18.00	15.97
Number of accumulation units outstanding at end of period	90,824	99,261	105,276	117,207	124,461	166,471	260,851	364,302	483,884	499,548
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	20.95	18.92	17.27	17.45	16.01	13.24	16.32	15.48	14.22	13.55
Value at end of period	21.92	20.95	18.92	17.27	17.45	16.01	13.24	16.32	15.48	14.22
Number of accumulation units outstanding at end of period	42,296	44,866	50,513	51,388	39,026	48,352	87,392	80,904	125,518	130,069
GREAT-WEST MONEY MARKET
Value at beginning of period	13.41	13.54	13.67	13.80	13.93	14.06	13.93	13.43	12.96	12.74
Value at end of period	13.28	13.41	13.54	13.67	13.80	13.93	14.06	13.93	13.43	12.96
Number of accumulation units outstanding at end of period	272,394	325,492	409,648	443,589	489,278	583,601	685,611	794,312	995,746	972,440
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	48.14	34.57	30.13	30.31	24.35	19.67	28.93	29.44	25.95	24.47
Value at end of period	50.16	48.14	34.57	30.13	30.31	24.35	19.67	28.93	29.44	25.95

-Appendix 12-

Number of accumulation units outstanding at end of period	54,535	51,964	60,611	57,426	57,963	65,963	79,407	84,733	91,659	95,299
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	36.03	25.11	22.05	22.39	18.27	13.96	24.00	21.58	21.22	20.48
Value at end of period	33.93	36.03	25.11	22.05	22.39	18.27	13.96	24.00	21.58	21.22
Number of accumulation units outstanding at end of period	47,469	57,947	71,153	75,077	80,872	94,189	114,513	152,122	197,098	266,288
GREAT-WEST STOCK INDEX
Value at beginning of period	34.30	26.29	22.98	22.92	20.04	15.96	25.69	24.67	21.71	20.87
Value at end of period	38.31	34.30	26.29	22.98	22.92	20.04	15.96	25.69	24.67	21.71
Number of accumulation units outstanding at end of period	414,069	509,099	621,711	673,498	757,696	863,770	1,032,678	1,218,920	1,487,470	1,763,162
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	39.05	30.33	26.12	26.60	23.34	18.82	29.77	29.11	24.68	23.92
Value at end of period	41.54	39.05	30.33	26.12	26.60	23.34	18.82	29.77	29.11	24.68
Number of accumulation units outstanding at end of period	66,153	78,176	102,311	109,172	119,703	142,220	170,036	215,831	297,582	339,478
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	43.50	32.21	28.60	29.37	23.25	16.20	27.43	23.69	22.41	19.82
Value at end of period	48.60	43.50	32.21	28.60	29.37	23.25	16.20	27.43	23.69	22.41
Number of accumulation units outstanding at end of period	104,314	105,368	112,498	114,814	102,672	101,965	111,281	145,650	160,461	153,301
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.80	21.43	20.96	20.01	19.14	18.23	17.29	16.39	15.85	15.66
Value at end of period	21.72	20.80	21.43	20.96	20.01	19.14	18.23	17.29	16.39	15.85
Number of accumulation units outstanding at end of period	72,275	75,996	89,313	92,955	96,142	126,112	164,409	176,858	195,772	275,922
INVESCO AMERICAN FRANCHISE
Value at beginning of period	9.54	6.90	6.15	6.67	5.75	4.64	7.57	6.62	6.24	6.11
Value at end of period	10.24	9.54	6.90	6.15	6.67	5.75	4.64	7.57	6.62	6.24
Number of accumulation units outstanding at end of period	5,479	6,914	8,258	9,168	9,183	9,183	11,497	14,762	16,562	19,791
INVESCO AMERICAN VALUE
Value at beginning of period	15.57	11.76	10.17	10.23	8.50	6.18	10.00

-Appendix 13-

Value at end of period	16.84	15.57	11.76	10.17	10.23	8.50	6.18
Number of accumulation units outstanding at end of period	5,891	13,089	22,675	8,654	6,669	2,770	—
INVESCO COMSTOCK
Value at beginning of period	15.16	11.34	9.66	9.97	8.73	6.82	10.78	11.11	10.00
Value at end of period	16.35	15.16	11.34	9.66	9.97	8.73	6.82	10.78	11.11
Number of accumulation units outstanding at end of period	15,636	19,178	17,647	15,166	12,852	11,158	12,393	5,691	5,418
INVESCO MID CAP GROWTH
Value at beginning of period	10.42	7.65	6.84	7.22	5.90	4.17	7.96	7.15	6.19	5.67
Value at end of period	11.14	10.42	7.65	6.84	7.22	5.90	4.17	7.96	7.15	6.19
Number of accumulation units outstanding at end of period	3,751	3,800	3,800	4,390	4,658	7,678	9,713	23,476	32,024	41,765
INVESCO SMALL CAP GROWTH
Value at beginning of period	23.33	16.84	14.36	14.69	11.74	8.81	14.53	13.17	11.63	10.84
Value at end of period	24.89	23.33	16.84	14.36	14.69	11.74	8.81	14.53	13.17	11.63
Number of accumulation units outstanding at end of period	3,021	2,878	2,551	2,241	1,906	1,078	2,744	4,005	9,415	16,885
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	18.33	14.41	12.11	14.18	12.36	9.06	16.53	15.22	13.00	12.40
Value at end of period	19.51	18.33	14.41	12.11	14.18	12.36	9.06	16.53	15.22	13.00
Number of accumulation units outstanding at end of period	81,898	80,309	80,985	87,993	92,645	94,658	84,167	97,614	90,805	105,941
JANUS GLOBAL RESEARCH
Value at beginning of period	8.28	6.55	5.52	6.47	5.65	4.14	7.61	7.03	6.02	5.74
Value at end of period	8.80	8.28	6.55	5.52	6.47	5.65	4.14	7.61	7.03	6.02
Number of accumulation units outstanding at end of period	14,809	14,891	15,291	17,009	20,426	25,188	30,206	56,869	76,465	104,871
JANUS TWENTY
Value at beginning of period	11.50	8.72	7.20	7.91	7.47	5.26	9.16	6.80	6.11	5.64
Value at end of period	12.41	11.50	8.72	7.20	7.91	7.47	5.26	9.16	6.80	6.11
Number of accumulation units outstanding at end of period	35,162	35,366	35,952	38,892	41,226	44,862	48,861	86,854	115,667	163,937
JENSEN QUALITY GROWTH
Value at beginning of period	17.56	13.45	11.98	12.24	11.08	8.70	12.39	11.69	10.38	10.65
Value at end of period	19.36	17.56	13.45	11.98	12.24	11.08	8.70	12.39	11.69	10.38

-Appendix 14-

Number of accumulation units outstanding at end of period	7,835	7,835	7,986	7,989	8,098	8,665	12,051	33,759	37,548	35,662
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.43	14.41	13.26	13.97	11.32	10.00
Value at end of period	21.00	19.43	14.41	13.26	13.97	11.32
Number of accumulation units outstanding at end of period	2,052	431	2,102	1,075	1,258	202
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.16	11.14	10.01	10.42	8.48	5.77	9.22	11.28	10.00
Value at end of period	15.93	15.16	11.14	10.01	10.42	8.48	5.77	9.22	11.28
Number of accumulation units outstanding at end of period	772	772	813	813	813	1,105	1,986	13,980	5,135
MFS GROWTH
Value at beginning of period	16.87	12.50	10.78	10.95	9.79	7.96	12.67	11.16	10.61	10.58
Value at end of period	18.14	16.87	12.50	10.78	10.95	9.79	7.96	12.67	11.16	10.61
Number of accumulation units outstanding at end of period	750	790	790	790	790	790	1,100	1,100	1,944	4,994
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	15.33	11.98	10.64	10.91	10.09	7.10	13.24	11.75	11.03	10.64
Value at end of period	17.48	15.33	11.98	10.64	10.91	10.09	7.10	13.24	11.75	11.03
Number of accumulation units outstanding at end of period	19,013	17,785	23,297	22,428	25,099	25,795	33,680	42,753	44,570	45,300
OPPENHEIMER GLOBAL
Value at beginning of period	20.77	16.54	13.83	15.29	13.34	9.68	16.56	15.78	13.57	12.04
Value at end of period	21.00	20.77	16.54	13.83	15.29	13.34	9.68	16.56	15.78	13.57
Number of accumulation units outstanding at end of period	216,298	246,060	269,968	256,188	227,939	217,212	203,808	210,583	204,852	190,244
PIMCO TOTAL RETURN
Value at beginning of period	17.73	18.30	16.78	16.31	15.16	13.48	13.02	12.08	11.75	11.56
Value at end of period	18.35	17.73	18.30	16.78	16.31	15.16	13.48	13.02	12.08	11.75
Number of accumulation units outstanding at end of period	53,727	79,647	101,665	90,192	84,929	91,108	87,746	78,206	82,146	81,115
PIONEER EQUITY INCOME VCT
Value at beginning of period	19.77	15.49	14.22	13.58	11.49	10.19	14.80	14.86	12.28	11.75
Value at end of period	22.08	19.77	15.49	14.22	13.58	11.49	10.19	14.80	14.86	12.28

-Appendix 15-

Number of accumulation units outstanding at end of period	2,755	2,994	5,399	3,445	3,023	5,156	12,276	20,049	36,729	36,667
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.87	14.11	12.40	12.16	10.87	7.40	10.00
Value at end of period	14.99	14.87	14.11	12.40	12.16	10.87	7.40
Number of accumulation units outstanding at end of period	12,381	13,894	6,014	4,762	11,610	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.88	8.90	7.37	9.47	8.07	5.21	10.00
Value at end of period	9.31	10.88	8.90	7.37	9.47	8.07	5.21
Number of accumulation units outstanding at end of period	13,089	13,349	10,921	27,924	20,634	10,523	404
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	20.18	14.09	12.37	12.50	10.18	7.77	13.34	12.00	11.93	10.00
Value at end of period	19.14	20.18	14.09	12.37	12.50	10.18	7.77	13.34	12.00	11.93
Number of accumulation units outstanding at end of period	55,383	67,773	65,165	67,740	63,344	62,132	72,350	71,658	82,411	32,437
ROYCE TOTAL RETURN
Value at beginning of period	14.87	11.36	10.05	10.35	8.49	6.81	10.00
Value at end of period	14.88	14.87	11.36	10.05	10.35	8.49	6.81
Number of accumulation units outstanding at end of period	8,676	12,612	12,296	9,976	13,930	1,629	609
RS SELECT GROWTH
Value at beginning of period	23.34	17.10	14.55	13.95	10.71	7.33	13.47	11.96	11.18	11.46
Value at end of period	23.39	23.34	17.10	14.55	13.95	10.71	7.33	13.47	11.96	11.18
Number of accumulation units outstanding at end of period	528	516	377	381	527	470	871	3,313	4,383	8,026
RS SMALL CAP GROWTH
Value at beginning of period	10.55	7.14	6.28	6.49	5.13	3.51	6.51	5.77	5.32	5.34
Value at end of period	11.43	10.55	7.14	6.28	6.49	5.13	3.51	6.51	5.77	5.32
Number of accumulation units outstanding at end of period	4,248	5,640	8,923	9,632	11,395	11,398	12,595	22,607	38,198	67,121
INVESTMENT DIVISION (0.85)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	15.00	13.12	12.46	12.56	11.48	8.96	13.24	11.89	11.45	10.65

-Appendix 16-

Value at end of period	16.28	15.00	13.12	12.46	12.56	11.48	8.96	13.24	11.89	11.45
Number of accumulation units outstanding at end of period	1,378	539	382	—	206	—	—	—	—	2,011
ALGER MID CAP GROWTH
Value at beginning of period	18.62	13.82	11.99	13.19	11.14	7.41	17.94	13.75	12.59	11.56
Value at end of period	19.94	18.62	13.82	11.99	13.19	11.14	7.41	17.94	13.75	12.59
Number of accumulation units outstanding at end of period	62,221	56,368	53,536	50,859	48,512	44,572	—	—	—	5,968
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	17.28	14.59	13.20	12.85	11.44	10.28	12.97	12.85	10.85	10.68
Value at end of period	19.28	17.28	14.59	13.20	12.85	11.44	10.28	12.97	12.85	10.85
Number of accumulation units outstanding at end of period	36,423	34,887	33,193	30,811	36,012	32,894	—	—	—	2,747
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	15.80	11.94	10.02	10.65	9.60	7.22	11.98	10.92	10.00
Value at end of period	17.06	15.80	11.94	10.02	10.65	9.60	7.22	11.98	10.92
Number of accumulation units outstanding at end of period	138,247	128,426	121,273	109,580	99,169	65,036	—	—	—
ARTISAN INTERNATIONAL
Value at beginning of period	21.27	17.14	13.79	14.99	14.28	10.30	19.59	16.50	13.25	11.50
Value at end of period	20.89	21.27	17.14	13.79	14.99	14.28	10.30	19.59	16.50	13.25
Number of accumulation units outstanding at end of period	81,021	74,397	70,974	65,116	61,828	45,134	—	—	—	1,964
CLEARBRIDGE VALUE TRUST
Value at beginning of period	12.04	8.79	7.64	7.97	7.49	5.34	11.90	12.77	12.09	11.50
Value at end of period	13.56	12.04	8.79	7.64	7.97	7.49	5.34	11.90	12.77	12.09
Number of accumulation units outstanding at end of period	24,945	26,358	27,637	29,833	33,473	38,466	—	—	—	1,545
COLUMBIA MID CAP VALUE
Value at beginning of period	14.01	10.48	9.09	9.61	7.90	6.04	10.00
Value at end of period	15.52	14.01	10.48	9.09	9.61	7.90	6.04
Number of accumulation units outstanding at end of period	5,599	329	80	1,027	1,373	—	—
DAVIS NEW YORK VENTURE
Value at beginning of period	13.79	10.37	9.30	9.88	8.92	6.84	11.54	11.13	10.00
-Appendix 17-

Value at end of period	14.52	13.79	10.37	9.30	9.88	8.92	6.84	11.54	11.13
Number of accumulation units outstanding at end of period	46,258	43,529	38,853	32,211	32,549	19,441	—	—	—
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.25	12.59	11.55	12.29	11.02	9.73	13.82	12.60	10.95	10.84
Value at end of period	17.39	16.25	12.59	11.55	12.29	11.02	9.73	13.82	12.60	10.95
Number of accumulation units outstanding at end of period	25,059	23,183	20,479	20,206	19,169	17,710	—	—	—	452
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.12	16.23	14.06	14.55	12.51	9.30	16.32	13.99	12.63	10.90
Value at end of period	23.45	21.12	16.23	14.06	14.55	12.51	9.30	16.32	13.99	12.63
Number of accumulation units outstanding at end of period	169,053	165,026	154,992	144,750	145,630	111,972	—	—	—	13,887
FIDELITY VIP GROWTH
Value at beginning of period	18.98	14.04	12.34	12.43	10.09	7.93	15.14	12.03	11.35	10.82
Value at end of period	20.94	18.98	14.04	12.34	12.43	10.09	7.93	15.14	12.03	11.35
Number of accumulation units outstanding at end of period	56,737	45,984	49,678	45,938	52,187	43,085	—	—	—	26,640
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	18.44	14.43	12.50	13.19	11.51	8.73	14.68	13.82	12.07	11.19
Value at end of period	19.77	18.44	14.43	12.50	13.19	11.51	8.73	14.68	13.82	12.07
Number of accumulation units outstanding at end of period	39,371	37,109	33,438	29,245	39,842	20,009	—	—	—	13,067
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	22.11	15.12	12.68	13.73	11.58	7.15	12.13	12.38	11.22	10.94
Value at end of period	23.64	22.11	15.12	12.68	13.73	11.58	7.15	12.13	12.38	11.22
Number of accumulation units outstanding at end of period	47,777	48,114	25,140	26,075	50,514	27,198	—	—	—	18,640
GREAT-WEST BOND INDEX
Value at beginning of period	13.77	14.24	13.83	13.01	12.32	11.70	11.09	10.48	10.18	10.06
Value at end of period	14.44	13.77	14.24	13.83	13.01	12.32	11.70	11.09	10.48	10.18
Number of accumulation units outstanding at end of period	8,186	6,738	6,717	6,130	10,969	4,391	—	—	—	229
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	15.29	14.34	13.27	13.24	12.28	10.29	12.03	11.49	10.76	10.41

-Appendix 18-

Value at end of period	15.91	15.29	14.34	13.27	13.24	12.28	10.29	12.03	11.49	10.76
Number of accumulation units outstanding at end of period	25,347	14,003	13,299	12,004	10,507	17,954	—	—	—	545
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.45	14.29	12.88	12.80	11.57	10.00
Value at end of period	16.24	15.45	14.29	12.88	12.80	11.57
Number of accumulation units outstanding at end of period	40,387	38,375	36,846	33,517	30,849	806
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	16.82	14.81	13.11	13.36	11.90	10.00
Value at end of period	17.72	16.82	14.81	13.11	13.36	11.90
Number of accumulation units outstanding at end of period	5,527	4,779	2,900	2,754	127	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.20	15.20	13.24	13.79	12.14	10.00
Value at end of period	19.19	18.20	15.20	13.24	13.79	12.14
Number of accumulation units outstanding at end of period	1,702	1,411	795	75	2	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.56	15.28	13.24	13.92	12.21	10.00
Value at end of period	19.49	18.56	15.28	13.24	13.92	12.21
Number of accumulation units outstanding at end of period	10,255	6,714	3,589	855	44	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.53	15.27	13.21	13.96	12.24	10.00
Value at end of period	19.34	18.53	15.27	13.21	13.96	12.24
Number of accumulation units outstanding at end of period	2,246	1,196	819	17	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	19.49	18.19	15.81	15.27	13.65	9.95	12.82	11.96	10.86	10.56
Value at end of period	19.99	19.49	18.19	15.81	15.27	13.65	9.95	12.82	11.96	10.86
Number of accumulation units outstanding at end of period	45,429	42,400	42,656	43,041	74,564	59,006	—	—	—	8,899

-Appendix 19-

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	21.95	16.42	14.28	14.70	11.96	9.43	14.13	13.80	11.80	11.22
Value at end of period	22.83	21.95	16.42	14.28	14.70	11.96	9.43	14.13	13.80	11.80
Number of accumulation units outstanding at end of period	19,359	18,521	18,323	17,698	18,485	13,441	—	—	—	1,293
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	17.46	13.76	11.84	12.17	11.24	8.60	18.74	17.79	13.21	11.41
Value at end of period	17.48	17.46	13.76	11.84	12.17	11.24	8.60	18.74	17.79	13.21
Number of accumulation units outstanding at end of period	37,279	28,507	25,547	24,907	27,944	23,056	—	—	—	2,565
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	17.43	15.13	13.60	13.89	12.56	10.18	13.38	12.60	11.35	10.77
Value at end of period	18.39	17.43	15.13	13.60	13.89	12.56	10.18	13.38	12.60	11.35
Number of accumulation units outstanding at end of period	49,340	30,340	27,733	22,726	58,516	25,379	—	—	—	29,416
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.14	15.20	13.46	13.87	12.37	9.70	14.02	13.19	11.69	10.95
Value at end of period	19.22	18.14	15.20	13.46	13.87	12.37	9.70	14.02	13.19	11.69
Number of accumulation units outstanding at end of period	22,808	9,387	8,998	7,474	57,929	6,339	—	—	—	23,575
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.56	14.94	13.62	13.75	12.60	10.41	12.82	12.15	11.15	10.61
Value at end of period	17.34	16.56	14.94	13.62	13.75	12.60	10.41	12.82	12.15	11.15
Number of accumulation units outstanding at end of period	34,900	31,310	30,376	27,928	36,117	20,037	—	—	—	84
GREAT-WEST MONEY MARKET
Value at beginning of period	10.64	10.73	10.82	10.91	11.00	11.10	10.98	10.58	10.20	10.01
Value at end of period	10.55	10.64	10.73	10.82	10.91	11.00	11.10	10.98	10.58	10.20
Number of accumulation units outstanding at end of period	40,512	58,408	53,744	35,452	45,229	32,635	—	—	—	5,248
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	22.37	16.05	13.97	14.04	11.27	9.09	13.36	13.59	11.96	11.27
Value at end of period	23.33	22.37	16.05	13.97	14.04	11.27	9.09	13.36	13.59	11.96

-Appendix 20-

Number of accumulation units outstanding at end of period	7,222	3,947	3,239	2,315	13,043	2,490	—	—	—	1,170
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	20.22	14.08	12.35	12.53	10.21	7.80	13.39	12.03	11.82	11.39
Value at end of period	19.06	20.22	14.08	12.35	12.53	10.21	7.80	13.39	12.03	11.82
Number of accumulation units outstanding at end of period	2,829	3,090	3,234	3,234	10,530	3,798	—	—	—	11,981
GREAT-WEST STOCK INDEX
Value at beginning of period	18.09	13.85	12.10	12.05	10.53	8.38	13.47	12.92	11.36	10.91
Value at end of period	20.23	18.09	13.85	12.10	12.05	10.53	8.38	13.47	12.92	11.36
Number of accumulation units outstanding at end of period	126,160	115,903	113,359	131,287	170,880	174,070	—	—	—	37,887
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	17.96	13.93	11.99	12.20	10.69	8.61	13.61	13.29	11.26	10.90
Value at end of period	19.12	17.96	13.93	11.99	12.20	10.69	8.61	13.61	13.29	11.26
Number of accumulation units outstanding at end of period	110,332	102,925	96,866	88,934	93,346	68,042	—	—	—	14,197
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	24.82	18.36	16.28	16.71	13.21	9.20	15.55	13.42	12.68	11.20
Value at end of period	27.75	24.82	18.36	16.28	16.71	13.21	9.20	15.55	13.42	12.68
Number of accumulation units outstanding at end of period	47,156	46,494	44,785	42,209	45,998	35,712	—	—	—	8,962
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	13.48	13.88	13.56	12.93	12.36	11.76	11.14	10.55	10.19	10.06
Value at end of period	14.10	13.48	13.88	13.56	12.93	12.36	11.76	11.14	10.55	10.19
Number of accumulation units outstanding at end of period	8,194	7,419	8,028	9,250	18,979	10,083	—	—	—	2,836
INVESCO AMERICAN FRANCHISE
Value at beginning of period	17.02	12.28	10.94	11.85	10.21	8.24	13.41	11.71	11.03	10.79
Value at end of period	18.28	17.02	12.28	10.94	11.85	10.21	8.24	13.41	11.71	11.03
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	707
INVESCO AMERICAN VALUE
Value at beginning of period	15.66	11.81	10.21	10.25	8.51	6.18	10.00

-Appendix 21-

Value at end of period	16.95	15.66	11.81	10.21	10.25	8.51	6.18
Number of accumulation units outstanding at end of period	508	395	286	119	717	908	—
INVESCO COMSTOCK
Value at beginning of period	15.27	11.42	9.71	10.01	8.76	6.84	10.00	11.12	10.00
Value at end of period	16.48	15.27	11.42	9.71	10.01	8.76	6.84	10.79	11.12
Number of accumulation units outstanding at end of period	3,788	3,453	2,928	2,326	1,849	1,738	—	—	—
INVESCO MID CAP GROWTH
Value at beginning of period	21.01	15.41	13.76	14.52	11.86	8.37	15.95	14.32	12.39	11.34
Value at end of period	22.48	21.01	15.41	13.76	14.52	11.86	8.37	15.95	14.32	12.39
Number of accumulation units outstanding at end of period	1,503	1,776	1,775	1,819	1,041	408	—	—	—	17
INVESCO SMALL CAP GROWTH
Value at beginning of period	24.53	17.69	15.04	15.40	12.30	9.22	15.18	13.75	12.13	11.29
Value at end of period	26.19	24.53	17.69	15.04	15.40	12.30	9.22	15.18	13.75	12.13
Number of accumulation units outstanding at end of period	1,871	1,875	1,905	1,966	2,940	2,790	—	—	—	153
JANUS GLOBAL RESEARCH
Value at beginning of period	16.19	12.81	10.78	12.62	11.00	8.06	14.79	13.65	11.68	11.13
Value at end of period	17.22	16.19	12.81	10.78	12.62	11.00	8.06	14.79	13.65	11.68
Number of accumulation units outstanding at end of period	1,621	1,370	1,469	1,469	1,847	2,438	—	—	—	194
JANUS TWENTY
Value at beginning of period	23.18	17.56	14.48	15.91	15.00	10.56	18.35	13.61	12.23	11.27
Value at end of period	25.04	23.18	17.56	14.48	15.91	15.00	10.56	18.35	13.61	12.23
Number of accumulation units outstanding at end of period	598	1,028	1,028	1,028	1,689	1,028	—	—	—	811
JENSEN QUALITY GROWTH
Value at beginning of period	17.72	13.56	12.07	12.32	11.14	8.73	12.43	11.72	10.39	10.65
Value at end of period	19.56	17.72	13.56	12.07	12.32	11.14	8.73	12.43	11.72	10.39
Number of accumulation units outstanding at end of period	533	533	533	533	704	533	—	—	—	854
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.51	14.46	13.29	13.99	11.33	10.00
Value at end of period	21.11	19.51	14.46	13.29	13.99	11.33

-Appendix 22-

Number of accumulation units outstanding at end of period	164	99	51	—	607	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.27	11.21	10.06	10.46	8.51	5.79	9.24	11.29	10.00
Value at end of period	16.07	15.27	11.21	10.06	10.46	8.51	5.79	9.24	11.29
Number of accumulation units outstanding at end of period	—	—	—	—	905	—	—	—	—
MFS GROWTH
Value at beginning of period	17.91	13.26	11.42	11.59	10.35	8.41	13.37	11.77	11.18	11.13
Value at end of period	19.28	17.91	13.26	11.42	11.59	10.35	8.41	13.37	11.77	11.18
Number of accumulation units outstanding at end of period	265	74	74	74	154	154	—	—	—	41
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	15.73	12.27	10.89	11.16	10.31	7.24	13.50	11.97	11.22	10.82
Value at end of period	17.94	15.73	12.27	10.89	11.16	10.31	7.24	13.50	11.97	11.22
Number of accumulation units outstanding at end of period	33,372	32,585	30,396	29,296	29,569	23,121	—	—	—	118
OPPENHEIMER GLOBAL
Value at beginning of period	20.17	16.05	13.40	14.80	12.91	9.35	15.99	15.22	13.08	11.59
Value at end of period	20.41	20.17	16.05	13.40	14.80	12.91	9.35	15.99	15.22	13.08
Number of accumulation units outstanding at end of period	9,645	9,631	9,389	7,847	19,587	5,413	—	—	—	1,644
PIMCO TOTAL RETURN
Value at beginning of period	15.66	16.14	14.79	14.35	13.33	11.84	11.42	10.58	10.29	10.11
Value at end of period	16.21	15.66	16.14	14.79	14.35	13.33	11.84	11.42	10.58	10.29
Number of accumulation units outstanding at end of period	33,536	36,393	35,295	43,175	38,522	35,605	—	—	—	445
PIONEER EQUITY INCOME VCT
Value at beginning of period	18.40	14.40	13.21	12.59	10.65	9.43	13.69	13.73	11.34	10.84
Value at end of period	20.57	18.40	14.40	13.21	12.59	10.65	9.43	13.69	13.73	11.34
Number of accumulation units outstanding at end of period	1,922	1,772	1,454	1,702	285	824	—	—	—	—
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.96	14.17	12.44	12.19	10.89	7.41	10.00
Value at end of period	15.09	14.96	14.17	12.44	12.19	10.89	7.41

-Appendix 23-

Number of accumulation units outstanding at end of period	381	335	—	—	6,349	—	—
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.94	8.94	7.39	9.49	8.09	5.22	10.00
Value at end of period	9.37	10.94	8.94	7.39	9.49	8.09	5.22
Number of accumulation units outstanding at end of period	7,038	2,410	2,007	2,831	6,510	1,539	—
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	20.36	14.20	12.45	12.58	10.23	7.80	13.38	12.02	11.94	10.00
Value at end of period	19.33	20.36	14.20	12.45	12.58	10.23	7.80	13.38	12.02	11.94
Number of accumulation units outstanding at end of period	45,606	42,303	39,152	36,221	36,905	27,501	—	—	—	558
ROYCE TOTAL RETURN
Value at beginning of period	14.96	11.41	10.09	10.38	8.50	6.81	10.00
Value at end of period	14.98	14.96	11.41	10.09	10.38	8.50	6.81
Number of accumulation units outstanding at end of period	3,167	3,755	3,598	3,759	5,609	3,232	—
RS SELECT GROWTH
Value at beginning of period	23.23	17.01	14.46	13.85	10.62	7.26	13.33	11.83	11.04	11.31
Value at end of period	23.30	23.23	17.01	14.46	13.85	10.62	7.26	13.33	11.83	11.04
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
RS SMALL CAP GROWTH
Value at beginning of period	23.25	15.71	13.81	14.26	11.26	7.69	14.27	12.63	11.63	11.65
Value at end of period	25.21	23.25	15.71	13.81	14.26	11.26	7.69	14.27	12.63	11.63
Number of accumulation units outstanding at end of period	72	489	489	489	489	696	—	—	—	—

INVESTMENT DIVISION (0.75)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	16.22	14.18	13.45	13.55	12.37	9.64	14.24	12.76	12.28	11.41
Value at end of period	17.62	16.22	14.18	13.45	13.55	12.37	9.64	14.24	12.76	12.28
Number of accumulation units outstanding at end of period	2,782	5,877	6,503	6,787	7,174	6,335	7,295	9,783	9,740	10,036
ALGER MID CAP GROWTH

-Appendix 24-

Value at beginning of period	22.94	17.02	14.75	16.21	13.68	9.08	21.98	16.83	15.40	14.12
Value at end of period	24.60	22.94	17.02	14.75	16.21	13.68	9.08	21.98	16.83	15.40
Number of accumulation units outstanding at end of period	22,301	26,395	28,782	29,550	34,251	25,569	41,944	56,310	69,782	80,178
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	27.79	23.44	21.18	20.60	18.32	16.45	20.73	20.52	17.30	17.02
Value at end of period	31.02	27.79	23.44	21.18	20.60	18.32	16.45	20.73	20.52	17.30
Number of accumulation units outstanding at end of period	19,069	19,533	18,820	18,351	16,510	28,139	37,490	45,051	54,324	40,351
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	15.97	11.86	10.43	10.20	9.01	7.70	11.87	12.00	10.32	9.92
Value at end of period	17.84	15.97	11.86	10.43	10.20	9.01	7.70	11.87	12.00	10.32
Number of accumulation units outstanding at end of period	8,417	9,144	9,492	10,856	25,483	23,021	20,711	23,616	51,264	45,337
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	15.91	12.02	10.07	10.70	9.63	7.23	11.99	10.93	10.00
Value at end of period	17.21	15.91	12.02	10.07	10.70	9.63	7.23	11.99	10.93
Number of accumulation units outstanding at end of period	54,359	115,663	77,001	76,567	80,218	45,572	51,420	32,177	4,343
ARTISAN INTERNATIONAL
Value at beginning of period	15.99	12.87	10.34	11.23	10.69	7.70	14.63	12.31	9.88	8.56
Value at end of period	15.72	15.99	12.87	10.34	11.23	10.69	7.70	14.63	12.31	9.88
Number of accumulation units outstanding at end of period	42,778	54,087	48,542	39,124	53,741	70,624	64,301	83,648	80,561	54,803
CLEARBRIDGE VALUE TRUST
Value at beginning of period	14.31	10.44	9.07	9.45	8.87	6.31	14.06	15.07	14.25	13.55
Value at end of period	16.13	14.31	10.44	9.07	9.45	8.87	6.31	14.06	15.07	14.25
Number of accumulation units outstanding at end of period	1,433	4,514	6,021	6,580	8,832	9,530	12,345	26,826	25,130	24,798
COLUMBIA MID CAP VALUE
Value at beginning of period	14.08	10.53	9.12	9.63	7.92	6.05	10.00
Value at end of period	15.62	14.08	10.53	9.12	9.63	7.92	6.05
Number of accumulation units outstanding at end of period	16,412	24,338	12,645	41,181	19,736	22,657	273

-Appendix 25-

COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	19.66	16.76	14.94	15.18	13.48	10.96	15.40	14.21	12.81	12.11
Value at end of period	21.47	19.66	16.76	14.94	15.18	13.48	10.96	15.40	14.21	12.81
Number of accumulation units outstanding at end of period	4,919	5,173	5,277	7,205	7,205	12,514	12,633	13,611	25,228	24,427
DAVIS NEW YORK VENTURE
Value at beginning of period	13.89	10.43	9.35	9.93	8.95	6.86	11.56	11.13	10.00
Value at end of period	14.65	13.89	10.43	9.35	9.93	8.95	6.86	11.56	11.13
Number of accumulation units outstanding at end of period	11,598	24,602	16,356	22,818	31,736	29,618	39,227	26,610	22,615
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.11	12.47	11.43	12.15	10.88	9.60	13.62	12.41	10.78	10.65
Value at end of period	17.26	16.11	12.47	11.43	12.15	10.88	9.60	13.62	12.41	10.78
Number of accumulation units outstanding at end of period	9,100	12,848	9,006	10,924	12,204	14,033	22,640	23,950	23,831	26,112
FIDELITY VIP CONTRAFUND
Value at beginning of period	29.95	22.99	19.89	20.56	17.68	13.12	23.00	19.71	17.77	15.31
Value at end of period	33.28	29.95	22.99	19.89	20.56	17.68	13.12	23.00	19.71	17.77
Number of accumulation units outstanding at end of period	49,110	78,509	81,965	92,412	100,011	117,999	128,938	156,525	136,211	121,030
FIDELITY VIP GROWTH
Value at beginning of period	24.49	18.10	15.90	15.99	12.97	10.19	19.43	15.42	14.54	13.84
Value at end of period	27.05	24.49	18.10	15.90	15.99	12.97	10.19	19.43	15.42	14.54
Number of accumulation units outstanding at end of period	187,973	273,106	281,838	315,445	325,841	314,811	361,533	471,132	551,478	616,601
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	13.75	10.00	9.09	9.63	7.56	5.32	9.32	8.41	7.88	7.18
Value at end of period	14.68	13.75	10.00	9.09	9.63	7.56	5.32	9.32	8.41	7.88
Number of accumulation units outstanding at end of period	3,370	3,576	4,480	7,753	10,130	12,727	13,103	13,564	13,637	19,978
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	25.14	19.65	17.00	17.92	15.63	11.84	19.89	18.71	16.32	15.11
Value at end of period	26.98	25.14	19.65	17.00	17.92	15.63	11.84	19.89	18.71	16.32
Number of accumulation units outstanding at end of period	84,054	127,273	121,956	120,054	139,230	204,069	207,533	207,028	183,786	148,959

-Appendix 26-

GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	51.98	35.49	29.74	32.18	27.12	16.72	28.34	28.90	26.16	25.49
Value at end of period	55.61	51.98	35.49	29.74	32.18	27.12	16.72	28.34	28.90	26.16
Number of accumulation units outstanding at end of period	82,899	98,786	77,617	75,426	82,055	90,377	105,745	153,823	233,154	239,908
GREAT-WEST BOND INDEX
Value at beginning of period	18.59	19.22	18.64	17.51	16.57	15.72	14.89	14.05	13.64	13.46
Value at end of period	19.52	18.59	19.22	18.64	17.51	16.57	15.72	14.89	14.05	13.64
Number of accumulation units outstanding at end of period	45,591	62,460	44,295	35,103	36,918	43,718	40,919	47,712	56,517	61,255
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	21.25	19.91	18.40	18.34	17.00	14.23	16.62	15.86	14.84	14.34
Value at end of period	22.14	21.25	19.91	18.40	18.34	17.00	14.23	16.62	15.86	14.84
Number of accumulation units outstanding at end of period	45,295	47,121	48,138	50,023	49,549	83,094	86,321	96,280	95,776	114,118
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.52	14.35	12.92	12.82	11.58	10.00
Value at end of period	16.33	15.52	14.35	12.92	12.82	11.58
Number of accumulation units outstanding at end of period	2,739	3,098	3,755	1,286	15,252	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	16.90	14.86	13.15	13.38	11.91	10.00
Value at end of period	17.82	16.90	14.86	13.15	13.38	11.91
Number of accumulation units outstanding at end of period	14,283	21,566	18,252	22,338	18,492	1,041
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.29	15.26	13.27	13.81	12.14	10.00
Value at end of period	19.29	18.29	15.26	13.27	13.81	12.14
Number of accumulation units outstanding at end of period	18,525	27,031	18,539	14,114	10,311	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.65	15.33	13.27	13.94	12.21	10.00
Value at end of period	19.60	18.65	15.33	13.27	13.94	12.21

-Appendix 27-

Number of accumulation units outstanding at end of period	11,123	10,667	5,641	2,402	789	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.62	15.33	13.25	13.97	12.25	10.00
Value at end of period	19.45	18.62	15.33	13.25	13.97	12.25
Number of accumulation units outstanding at end of period	4,438	4,020	2,225	1,259	4	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	34.78	32.44	28.16	27.17	24.28	17.67	22.75	21.20	19.23	18.68
Value at end of period	35.71	34.78	32.44	28.16	27.17	24.28	17.67	22.75	21.20	19.23
Number of accumulation units outstanding at end of period	24,392	67,049	69,046	65,648	96,897	93,341	123,841	138,622	119,873	99,503
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	36.27	27.09	23.55	24.22	19.68	15.51	23.20	22.64	19.33	18.36
Value at end of period	37.75	36.27	27.09	23.55	24.22	19.68	15.51	23.20	22.64	19.33
Number of accumulation units outstanding at end of period	22,545	28,946	28,778	30,521	35,202	37,529	56,761	67,385	101,081	110,290
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	20.43	16.09	13.83	14.20	13.10	10.01	21.81	20.68	15.34	13.24
Value at end of period	20.48	20.43	16.09	13.83	14.20	13.10	10.01	21.81	20.68	15.34
Number of accumulation units outstanding at end of period	91,505	169,241	105,827	104,877	107,699	86,887	118,734	147,122	155,472	137,759
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	24.17	20.96	18.81	19.20	17.34	14.04	18.44	17.35	15.61	14.79
Value at end of period	25.52	24.17	20.96	18.81	19.20	17.34	14.04	18.44	17.35	15.61
Number of accumulation units outstanding at end of period	284,936	420,880	422,243	442,291	523,104	548,464	561,109	633,420	492,288	422,231
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	25.42	21.27	18.82	19.38	17.26	13.52	19.53	18.35	16.24	15.20
Value at end of period	26.95	25.42	21.27	18.82	19.38	17.26	13.52	19.53	18.35	16.24
Number of accumulation units outstanding at end of period	195,725	301,816	290,080	324,982	426,244	524,431	539,430	619,890	528,140	426,405
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
-Appendix 28-

Value at beginning of period	21.75	19.60	17.86	18.00	16.49	13.61	16.74	15.85	14.53	13.82
Value at end of period	22.80	21.75	19.60	17.86	18.00	16.49	13.61	16.74	15.85	14.53
Number of accumulation units outstanding at end of period	71,772	101,935	120,471	123,395	163,594	176,025	178,014	202,746	217,224	237,521
GREAT-WEST MONEY MARKET
Value at beginning of period	13.04	13.14	13.23	13.33	13.43	13.53	13.38	12.88	12.40	12.17
Value at end of period	12.94	13.04	13.14	13.23	13.33	13.43	13.53	13.38	12.88	12.40
Number of accumulation units outstanding at end of period	342,035	419,442	424,933	494,795	524,463	725,501	850,522	1,029,740	1,156,346	935,740
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	38.76	27.78	24.16	24.26	19.45	15.68	23.01	23.38	20.56	19.35
Value at end of period	40.47	38.76	27.78	24.16	24.26	19.45	15.68	23.01	23.38	20.56
Number of accumulation units outstanding at end of period	35,288	37,604	35,193	33,423	38,541	59,039	79,333	100,226	139,838	158,241
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	26.00	18.09	15.85	16.06	13.08	9.98	17.12	15.36	15.08	14.52
Value at end of period	24.54	26.00	18.09	15.85	16.06	13.08	9.98	17.12	15.36	15.08
Number of accumulation units outstanding at end of period	39,710	55,550	81,650	91,785	100,006	106,625	127,933	164,570	205,765	249,725
GREAT-WEST STOCK INDEX
Value at beginning of period	23.83	18.23	15.90	15.83	13.81	10.98	17.63	16.90	14.84	14.24
Value at end of period	26.67	23.83	18.23	15.90	15.83	13.81	10.98	17.63	16.90	14.84
Number of accumulation units outstanding at end of period	522,871	681,642	756,298	830,210	896,719	909,821	990,897	1,255,492	1,549,039	1,710,224
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	28.53	22.11	19.01	19.32	16.91	13.61	21.49	20.97	17.74	17.17
Value at end of period	30.41	28.53	22.11	19.01	19.32	16.91	13.61	21.49	20.97	17.74
Number of accumulation units outstanding at end of period	120,682	191,531	206,594	211,831	231,240	224,459	274,874	417,837	487,308	516,348
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	44.95	33.21	29.43	30.17	23.83	16.57	28.00	24.14	22.78	20.11
Value at end of period	50.31	44.95	33.21	29.43	30.17	23.83	16.57	28.00	24.14	22.78
Number of accumulation units outstanding at end of period	45,660	56,190	61,120	56,977	63,517	71,169	85,901	101,555	108,837	118,517

-Appendix 29-

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.01	20.58	20.09	19.15	18.27	17.37	16.44	15.55	15.01	14.80
Value at end of period	20.95	20.01	20.58	20.09	19.15	18.27	17.37	16.44	15.55	15.01
Number of accumulation units outstanding at end of period	29,085	27,757	30,239	31,417	41,623	50,965	57,165	82,037	186,205	184,996
INVESCO AMERICAN FRANCHISE
Value at beginning of period	9.81	7.07	6.29	6.81	5.86	4.72	7.68	6.70	6.31	6.16
Value at end of period	10.54	9.81	7.07	6.29	6.81	5.86	4.72	7.68	6.70	6.31
Number of accumulation units outstanding at end of period	3,857	1,547	4,720	4,638	4,612	4,704	4,748	6,785	9,663	8,600
INVESCO AMERICAN VALUE
Value at beginning of period	15.74	11.86	10.24	10.28	8.52	6.18	10.00
Value at end of period	17.06	15.74	11.86	10.24	10.28	8.52	6.18
Number of accumulation units outstanding at end of period	6,408	19,621	44,210	11,368	17,992	13,953	1,345
INVESCO COMSTOCK
Value at beginning of period	15.39	11.49	9.77	10.06	8.79	6.86	10.81	11.12	10.00
Value at end of period	16.62	15.39	11.49	9.77	10.06	8.79	6.86	10.81	11.12
Number of accumulation units outstanding at end of period	26,505	81,767	31,606	16,770	10,359	10,138	9,804	4,800	14,194
INVESCO MID CAP GROWTH
Value at beginning of period	10.70	7.84	7.00	7.37	6.02	4.24	8.08	7.24	6.26	5.72
Value at end of period	11.47	10.70	7.84	7.00	7.37	6.02	4.24	8.08	7.24	6.26
Number of accumulation units outstanding at end of period	5,011	8,099	11,801	13,662	13,744	10,432	11,836	16,140	16,454	16,716
INVESCO SMALL CAP GROWTH
Value at beginning of period	23.87	17.19	14.63	14.93	11.92	8.92	14.68	13.28	11.71	10.90
Value at end of period	25.51	23.87	17.19	14.63	14.93	11.92	8.92	14.68	13.28	11.71
Number of accumulation units outstanding at end of period	3,820	4,292	2,124	2,469	2,182	2,461	2,825	3,813	4,553	5,224
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	15.89	12.47	10.46	12.22	10.63	7.77	14.16	13.01	11.09	10.55
Value at end of period	16.94	15.89	12.47	10.46	12.22	10.63	7.77	14.16	13.01	11.09
Number of accumulation units outstanding at end of period	24,646	23,304	24,851	25,678	32,083	31,785	43,852	51,675	50,169	72,491
JANUS FUND

-Appendix 30-

Value at beginning of period	10.03	7.80	6.67	7.14	6.47	4.75	7.95	6.95	6.33	6.14
Value at end of period	11.23	10.03	7.80	6.67	7.14	6.47	4.75	7.95	6.95	6.33
Number of accumulation units outstanding at end of period	6,608	6,887	7,003	7,224	8,710	12,405	10,458	9,554	13,656	18,078
JANUS GLOBAL RESEARCH
Value at beginning of period	8.51	6.72	5.65	6.61	5.76	4.21	7.72	7.12	6.09	5.79
Value at end of period	9.06	8.51	6.72	5.65	6.61	5.76	4.21	7.72	7.12	6.09
Number of accumulation units outstanding at end of period	5,529	7,617	11,125	15,800	16,862	16,393	17,319	22,544	28,333	41,232
JANUS TWENTY
Value at beginning of period	11.81	8.94	7.37	8.08	7.61	5.35	9.30	6.89	6.18	5.69
Value at end of period	12.77	11.81	8.94	7.37	8.08	7.61	5.35	9.30	6.89	6.18
Number of accumulation units outstanding at end of period	11,885	13,444	15,986	30,625	33,977	40,642	45,474	53,693	66,197	36,246
JENSEN QUALITY GROWTH
Value at beginning of period	17.89	13.67	12.16	12.40	11.20	8.77	12.47	11.74	10.40	10.66
Value at end of period	19.77	17.89	13.67	12.16	12.40	11.20	8.77	12.47	11.74	10.40
Number of accumulation units outstanding at end of period	2,082	2,478	3,096	9,758	11,920	13,536	16,075	21,600	17,823	6,955
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.60	14.51	13.32	14.01	11.33	10.00
Value at end of period	21.22	19.60	14.51	13.32	14.01	11.33
Number of accumulation units outstanding at end of period	4,270	11,084	10,569	11,904	7,886	6,936
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.38	11.28	10.12	10.51	8.53	5.80	9.25	11.29	10.00
Value at end of period	16.20	15.38	11.28	10.12	10.51	8.53	5.80	9.25	11.29
Number of accumulation units outstanding at end of period	40	310	270	2,076	2,079	2,079	2,111	10,512	4,316
MFS GROWTH
Value at beginning of period	17.27	12.77	10.98	11.14	9.94	8.07	12.81	11.27	10.69	10.63
Value at end of period	18.60	17.27	12.77	10.98	11.14	9.94	8.07	12.81	11.27	10.69
Number of accumulation units outstanding at end of period	681	1,647	1,139	144	144	852	841	6,976	6,870	6,749
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	15.70	12.24	10.84	11.10	10.25	7.19	13.39	11.86	11.11	10.70

-Appendix 31-

Value at end of period	17.93	15.70	12.24	10.84	11.10	10.25	7.19	13.39	11.86	11.11
Number of accumulation units outstanding at end of period	8,195	17,149	14,525	14,519	15,963	34,043	33,023	38,932	31,322	28,212
OPPENHEIMER GLOBAL
Value at beginning of period	21.16	16.82	14.03	15.48	13.48	9.76	16.67	15.85	13.61	12.05
Value at end of period	21.43	21.16	16.82	14.03	15.48	13.48	9.76	16.67	15.85	13.61
Number of accumulation units outstanding at end of period	33,738	48,044	48,484	52,122	54,172	60,595	62,712	54,572	50,909	28,995
PIMCO TOTAL RETURN
Value at beginning of period	18.15	18.69	17.11	16.59	15.40	13.66	13.17	12.19	11.84	11.62
Value at end of period	18.81	18.15	18.69	17.11	16.59	15.40	13.66	13.17	12.19	11.84
Number of accumulation units outstanding at end of period	35,935	78,797	70,483	47,761	52,654	70,691	66,295	48,489	58,817	62,785
PIONEER EQUITY INCOME VCT
Value at beginning of period	20.28	15.86	14.53	13.84	11.70	10.35	14.99	15.03	12.40	11.84
Value at end of period	22.70	20.28	15.86	14.53	13.84	11.70	10.35	14.99	15.03	12.40
Number of accumulation units outstanding at end of period	6,223	4,933	4,790	7,613	7,729	8,912	11,051	13,806	13,866	13,130
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.04	14.24	12.49	12.22	10.91	7.41	10.00
Value at end of period	15.19	15.04	14.24	12.49	12.22	10.91	7.41
Number of accumulation units outstanding at end of period	11,268	14,196	15,273	8,433	8,782	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.00	8.98	7.42	9.52	8.10	5.22	10.00
Value at end of period	9.43	11.00	8.98	7.42	9.52	8.10	5.22
Number of accumulation units outstanding at end of period	20,266	71,607	73,661	59,058	35,940	35,722	8,909
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	20.53	14.30	12.54	12.65	10.27	7.82	13.41	12.04	11.95	10.00
Value at end of period	19.51	20.53	14.30	12.54	12.65	10.27	7.82	13.41	12.04	11.95
Number of accumulation units outstanding at end of period	51,586	83,563	95,949	87,123	82,839	60,746	74,937	63,697	50,796	18,159
ROYCE TOTAL RETURN
Value at beginning of period	15.04	11.46	10.12	10.41	8.52	6.82	10.00

-Appendix 32-

Value at end of period	15.08	15.04	11.46	10.12	10.41	8.52	6.82
Number of accumulation units outstanding at end of period	7,755	44,094	16,434	30,944	42,702	24,031	8,915
RS SELECT GROWTH
Value at beginning of period	23.79	17.39	14.77	14.14	10.83	7.40	13.56	12.02	11.21	11.47
Value at end of period	23.88	23.79	17.39	14.77	14.14	10.83	7.40	13.56	12.02	11.21
Number of accumulation units outstanding at end of period	214	581	504	714	1,025	960	2,382	3,988	4,505	5,069
RS SMALL CAP GROWTH
Value at beginning of period	10.84	7.32	6.43	6.63	5.23	3.57	6.61	5.85	5.38	5.39
Value at end of period	11.77	10.84	7.32	6.43	6.63	5.23	3.57	6.61	5.85	5.38
Number of accumulation units outstanding at end of period	2,886	2,405	2,708	4,419	7,261	6,541	7,859	7,094	10,554	12,271
INVESTMENT DIVISION (0.65)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	14.13	12.33	11.69	11.76	10.73	8.35	12.32	11.04	10.61	9.85
Value at end of period	15.36	14.13	12.33	11.69	11.76	10.73	8.35	12.32	11.04	10.61
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
ALGER MID CAP GROWTH
Value at beginning of period	17.27	12.79	11.08	12.16	10.25	6.80	16.44	12.58	11.49	10.53
Value at end of period	18.53	17.27	12.79	11.08	12.16	10.25	6.80	16.44	12.58	11.49
Number of accumulation units outstanding at end of period	687	668	580	511	443	—	—	—	—	—
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	28.17	23.74	21.43	20.82	18.50	16.59	20.89	20.65	17.40	17.10
Value at end of period	31.48	28.17	23.74	21.43	20.82	18.50	16.59	20.89	20.65	17.40
Number of accumulation units outstanding at end of period	1,495	1,437	1,362	1,261	1,001	—	—	—	—	—
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	16.03	12.09	10.13	10.74	9.66	7.25	12.01	10.00
Value at end of period	17.35	16.03	12.09	10.13	10.74	9.66	7.25	12.01
Number of accumulation units outstanding at end of period	888	325	138	119	139	—	—	—
ARTISAN INTERNATIONAL

-Appendix 33-

Value at beginning of period	16.21	13.03	10.46	11.35	10.79	7.77	14.75	12.40	9.94	8.60
Value at end of period	15.95	16.21	13.03	10.46	11.35	10.79	7.77	14.75	12.40	9.94
Number of accumulation units outstanding at end of period	2,865	2,354	2,511	1,839	1,710	322	322	322	728	196
CLEARBRIDGE VALUE TRUST
Value at beginning of period	14.48	10.55	9.16	9.53	8.94	6.35	14.14	15.14	14.30	13.58
Value at end of period	16.34	14.48	10.55	9.16	9.53	8.94	6.35	14.14	15.14	14.30
Number of accumulation units outstanding at end of period	185	185	185	185	185	—	—	—	—	—
COLUMBIA MID CAP VALUE
Value at beginning of period	14.16	10.58	9.16	9.66	7.93	6.05	10.00
Value at end of period	15.72	14.16	10.58	9.16	9.66	7.93	6.05
Number of accumulation units outstanding at end of period	555	207	—	82	49	—	—
DAVIS NEW YORK VENTURE
Value at beginning of period	13.99	10.50	9.40	9.97	8.98	6.87	11.57	11.13	10.00
Value at end of period	14.77	13.99	10.50	9.40	9.97	8.98	6.87	11.57	11.13
Number of accumulation units outstanding at end of period	303	313	296	281	299	—	—	—	—
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.30	12.61	11.54	12.26	10.96	9.67	13.70	12.47	10.82	10.68
Value at end of period	17.48	16.30	12.61	11.54	12.26	10.96	9.67	13.70	12.47	10.82
Number of accumulation units outstanding at end of period	534	546	461	417	372	—	—	—	—	—
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.68	16.62	14.37	14.84	12.74	9.45	16.54	14.16	12.76	10.98
Value at end of period	24.11	21.68	16.62	14.37	14.84	12.74	9.45	16.54	14.16	12.76
Number of accumulation units outstanding at end of period	2,127	2,038	1,950	4,336	4,107	134	134	134	134	134
FIDELITY VIP GROWTH
Value at beginning of period	12.24	9.03	7.93	7.96	6.46	5.07	9.65	7.65	7.21	6.86
Value at end of period	13.53	12.24	9.03	7.93	7.96	6.46	5.07	9.65	7.65	7.21
Number of accumulation units outstanding at end of period	3,688	3,343	2,697	3,368	3,400	2,039	2,039	2,039	2,039	2,787
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	19.00	14.84	12.83	13.51	11.76	8.90	14.94	14.04	12.23	11.32

-Appendix 34-

Value at end of period	20.41	19.00	14.84	12.83	13.51	11.76	8.90	14.94	14.04	12.23
Number of accumulation units outstanding at end of period	39,603	37,033	35,852	30,385	26,459	176	176	176	176	176
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	36.91	25.18	21.08	22.78	19.18	11.82	20.00	20.38	18.43	17.94
Value at end of period	39.53	36.91	25.18	21.08	22.78	19.18	11.82	20.00	20.38	18.43
Number of accumulation units outstanding at end of period	1,856	1,930	495	538	541	538	538	538	538	538
GREAT-WEST BOND INDEX
Value at beginning of period	18.78	19.39	18.79	17.64	16.67	15.80	14.95	14.10	13.67	13.48
Value at end of period	19.74	18.78	19.39	18.79	17.64	16.67	15.80	14.95	14.10	13.67
Number of accumulation units outstanding at end of period	4,515	492	675	635	592	—	—	—	—	—
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	18.58	17.39	16.05	15.99	14.80	12.37	14.44	13.77	12.86	12.42
Value at end of period	19.37	18.58	17.39	16.05	15.99	14.80	12.37	14.44	13.77	12.86
Number of accumulation units outstanding at end of period	2,630	2,483	2,429	2,579	3,298	—	—	—	—	—
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.59	14.40	12.95	12.84	11.59	10.00
Value at end of period	16.42	15.59	14.40	12.95	12.84	11.59
Number of accumulation units outstanding at end of period	17,400	10,633	462	26	—	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	16.98	14.92	13.18	13.40	11.91	10.00
Value at end of period	17.92	16.98	14.92	13.18	13.40	11.91
Number of accumulation units outstanding at end of period	1,233	429	191	113	33	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.37	15.31	13.31	13.83	12.15	10.00
Value at end of period	19.40	18.37	15.31	13.31	13.83	12.15
Number of accumulation units outstanding at end of period	2,700	1,291	625	265	50	—

-Appendix 35-

GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.74	15.39	13.31	13.96	12.22	10.00
Value at end of period	19.71	18.74	15.39	13.31	13.96	12.22
Number of accumulation units outstanding at end of period	4,492	2,572	1,590	597	81	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.71	15.38	13.28	14.00	12.26	10.00
Value at end of period	19.56	18.71	15.38	13.28	14.00	12.26
Number of accumulation units outstanding at end of period	2,420	646	265	32	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	31.25	29.11	25.25	24.34	21.73	15.79	20.32	18.92	17.14	16.63
Value at end of period	32.12	31.25	29.11	25.25	24.34	21.73	15.79	20.32	18.92	17.14
Number of accumulation units outstanding at end of period	303	299	456	446	638	118	212	212	212	212
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	35.27	26.32	22.86	23.48	19.06	15.01	22.43	21.87	18.68	17.70
Value at end of period	36.75	35.27	26.32	22.86	23.48	19.06	15.01	22.43	21.87	18.68
Number of accumulation units outstanding at end of period	101	101	101	167	217	101	101	101	101	101
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	18.16	14.28	12.26	12.58	11.59	8.85	19.26	18.25	13.52	11.66
Value at end of period	18.22	18.16	14.28	12.26	12.58	11.59	8.85	19.26	18.25	13.52
Number of accumulation units outstanding at end of period	2,055	2,204	1,805	1,978	1,780	1,664	1,761	1,761	1,761	1,870
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	19.22	16.65	14.93	15.22	13.74	11.11	14.58	13.70	12.31	11.66
Value at end of period	20.32	19.22	16.65	14.93	15.22	13.74	11.11	14.58	13.70	12.31
Number of accumulation units outstanding at end of period	42,300	41,977	38,071	37,644	37,187	—	—	—	—	—
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.12	15.98	14.12	14.53	12.92	10.12	14.60	13.70	12.13	11.33
Value at end of period	20.29	19.12	15.98	14.12	14.53	12.92	10.12	14.60	13.70	12.13

-Appendix 36-

Number of accumulation units outstanding at end of period	44,010	39,751	36,207	35,003	32,006	—	—	—	—	—
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	18.92	17.03	15.50	15.61	14.28	11.77	14.47	13.69	12.54	11.91
Value at end of period	19.85	18.92	17.03	15.50	15.61	14.28	11.77	14.47	13.69	12.54
Number of accumulation units outstanding at end of period	7,539	7,323	6,209	5,757	5,231	—	—	—	—	—
GREAT-WEST MONEY MARKET
Value at beginning of period	11.66	11.74	11.82	11.89	11.97	12.05	11.90	11.44	11.01	10.79
Value at end of period	11.59	11.66	11.74	11.82	11.89	11.97	12.05	11.90	11.44	11.01
Number of accumulation units outstanding at end of period	10,573	11,045	10,753	11,989	10,768	2,871	2,871	2,871	2,392	2,305
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	31.71	22.70	19.73	19.79	15.85	12.77	18.72	18.99	16.69	15.69
Value at end of period	33.15	31.71	22.70	19.73	19.79	15.85	12.77	18.72	18.99	16.69
Number of accumulation units outstanding at end of period	667	530	802	983	930	617	617	617	617	723
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	12.35	8.58	7.51	7.61	6.19	4.72	8.08	7.24	7.10	6.83
Value at end of period	11.66	12.35	8.58	7.51	7.61	6.19	4.72	8.08	7.24	7.10
Number of accumulation units outstanding at end of period	1,333	3,427	3,427	3,427	3,427	3,427	3,600	3,600	3,600	3,334
GREAT-WEST STOCK INDEX
Value at beginning of period	14.83	11.33	9.87	9.82	8.56	6.80	10.91	10.44	9.16	8.78
Value at end of period	16.61	14.83	11.33	9.87	9.82	8.56	6.80	10.91	10.44	9.16
Number of accumulation units outstanding at end of period	5,967	6,500	6,136	5,556	5,661	4,194	4,342	4,342	4,342	4,325
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	22.80	17.65	15.16	15.39	13.46	10.82	17.07	16.64	14.06	13.59
Value at end of period	24.32	22.80	17.65	15.16	15.39	13.46	10.82	17.07	16.64	14.06
Number of accumulation units outstanding at end of period	427	1,725	1,682	1,726	2,797	1,516	1,516	1,516	1,516	1,516
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	28.26	20.86	18.47	18.91	14.92	10.37	17.50	15.07	14.21	12.53

-Appendix 37-

Value at end of period	31.67	28.26	20.86	18.47	18.91	14.92	10.37	17.50	15.07	14.21
Number of accumulation units outstanding at end of period	1,159	1,093	1,288	1,179	1,063	143	143	143	143	515
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.30	18.80	18.33	17.46	16.64	15.80	14.94	14.12	13.62	13.42
Value at end of period	19.18	18.30	18.80	18.33	17.46	16.64	15.80	14.94	14.12	13.62
Number of accumulation units outstanding at end of period	1,506	1,475	1,651	1,599	1,538	357	357	357	357	357
INVESCO AMERICAN FRANCHISE
Value at beginning of period	9.94	7.16	6.37	6.88	5.92	4.77	7.74	6.75	6.34	6.19
Value at end of period	10.70	9.94	7.16	6.37	6.88	5.92	4.77	7.74	6.75	6.34
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
INVESCO AMERICAN VALUE
Value at beginning of period	15.83	11.92	10.28	10.31	8.54	6.19	10.00
Value at end of period	17.17	15.83	11.92	10.28	10.31	8.54	6.19
Number of accumulation units outstanding at end of period	205	207	436	—	41	—	—
INVESCO COMSTOCK
Value at beginning of period	15.50	11.56	9.82	10.10	8.82	6.87	10.82	10.00
Value at end of period	16.76	15.50	11.56	9.82	10.10	8.82	6.87	10.82
Number of accumulation units outstanding at end of period	405	196	—	—	—	—	—	—
INVESCO MID CAP GROWTH
Value at beginning of period	10.85	7.94	7.08	7.45	6.08	4.28	8.14	7.29	6.30	5.75
Value at end of period	11.64	10.85	7.94	7.08	7.45	6.08	4.28	8.14	7.29	6.30
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
INVESCO SMALL CAP GROWTH
Value at beginning of period	24.16	17.38	14.78	15.07	12.01	8.99	14.77	13.35	11.76	10.92
Value at end of period	25.84	24.16	17.38	14.78	15.07	12.01	8.99	14.77	13.35	11.76
Number of accumulation units outstanding at end of period	115	115	115	115	115	—	—	—	—	—
JANUS GLOBAL RESEARCH
Value at beginning of period	8.62	6.81	5.72	6.68	5.81	4.25	7.78	7.17	6.12	5.82
Value at end of period	9.19	8.62	6.81	5.72	6.68	5.81	4.25	7.78	7.17	6.12

-Appendix 38-

Number of accumulation units outstanding at end of period	—	—	—	—	91	—	—	—	—	—
JANUS TWENTY
Value at beginning of period	11.98	9.06	7.45	8.17	7.69	5.40	9.37	6.94	6.22	5.72
Value at end of period	12.96	11.98	9.06	7.45	8.17	7.69	5.40	9.37	6.94	6.22
Number of accumulation units outstanding at end of period	—	—	—	—	106	—	—	—	—	—
JENSEN QUALITY GROWTH
Value at beginning of period	18.06	13.79	12.26	12.48	11.26	8.81	12.52	11.77	10.42	10.66
Value at end of period	19.98	18.06	13.79	12.26	12.48	11.26	8.81	12.52	11.77	10.42
Number of accumulation units outstanding at end of period	57	57	57	57	153	—	—	—	—	—
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.68	14.56	13.35	14.03	11.34	10.00
Value at end of period	21.34	19.68	14.56	13.35	14.03	11.34
Number of accumulation units outstanding at end of period	40	18	—	—	—	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.49	11.35	10.17	10.55	8.56	5.81	9.26	11.30	10.00
Value at end of period	16.34	15.49	11.35	10.17	10.55	8.56	5.81	9.26	11.30
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—
MFS GROWTH
Value at beginning of period	17.47	12.90	11.09	11.24	10.01	8.12	12.88	11.32	10.73	10.66
Value at end of period	18.83	17.47	12.90	11.09	11.24	10.01	8.12	12.88	11.32	10.73
Number of accumulation units outstanding at end of period	533	533	533	533	533	—	—	—	—	—
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	15.88	12.37	10.95	11.20	10.32	7.24	13.46	11.91	11.15	10.72
Value at end of period	18.15	15.88	12.37	10.95	11.20	10.32	7.24	13.46	11.91	11.15
Number of accumulation units outstanding at end of period	3,449	3,153	2,827	2,455	2,141	—	—	—	—	—
OPPENHEIMER GLOBAL
Value at beginning of period	21.36	16.96	14.14	15.59	13.56	9.81	16.74	15.90	13.63	12.05
Value at end of period	21.66	21.36	16.96	14.14	15.59	13.56	9.81	16.74	15.90	13.63
-Appendix 39-

Number of accumulation units outstanding at end of period	4,082	3,969	3,484	3,000	2,873	—	—	—	—	—
PIMCO TOTAL RETURN
Value at beginning of period	18.38	18.91	17.29	16.75	15.53	13.76	13.24	12.25	11.88	11.65
Value at end of period	19.07	18.38	18.91	17.29	16.75	15.53	13.76	13.24	12.25	11.88
Number of accumulation units outstanding at end of period	635	696	763	739	1,600	—	—	—	—	—
PIONEER EQUITY INCOME VCT
Value at beginning of period	20.88	16.31	14.93	14.21	11.99	10.60	15.35	15.36	12.66	12.08
Value at end of period	23.39	20.88	16.31	14.93	14.21	11.99	10.60	15.35	15.36	12.66
Number of accumulation units outstanding at end of period	49	23	—	—	7	—	—	—	—	—
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.13	14.30	12.53	12.25	10.92	7.41	10.00
Value at end of period	15.29	15.13	14.30	12.53	12.25	10.92	7.41
Number of accumulation units outstanding at end of period	90	28	—	—	—	—	—
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.06	9.02	7.45	9.54	8.11	5.22	10.00
Value at end of period	9.49	11.06	9.02	7.45	9.54	8.11	5.22
Number of accumulation units outstanding at end of period	958	795	460	422	260	—	—
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	20.71	14.41	12.62	12.72	10.32	7.85	13.45	12.06	11.95	10.00
Value at end of period	19.70	20.71	14.41	12.62	12.72	10.32	7.85	13.45	12.06	11.95
Number of accumulation units outstanding at end of period	1,143	1,095	972	896	759	—	—	—	—	—
ROYCE TOTAL RETURN
Value at beginning of period	15.13	11.52	10.16	10.43	8.53	6.82	10.00
Value at end of period	15.18	15.13	11.52	10.16	10.43	8.53	6.82
Number of accumulation units outstanding at end of period	48	92	48	48	77	—	—
RS SELECT GROWTH
Value at beginning of period	24.01	17.54	14.88	14.23	10.89	7.43	13.61	12.05	11.22	11.48
Value at end of period	24.13	24.01	17.54	14.88	14.23	10.89	7.43	13.61	12.05	11.22

-Appendix 40-

Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
RS SMALL CAP GROWTH
Value at beginning of period	10.99	7.41	6.50	6.70	5.28	3.60	6.66	5.89	5.41	5.41
Value at end of period	11.94	10.99	7.41	6.50	6.70	5.28	3.60	6.66	5.89	5.41
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
INVESTMENT DIVISION (0.55)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	16.69	14.56	13.78	13.86	12.63	9.82	14.47	12.95	12.44	11.53
Value at end of period	18.17	16.69	14.56	13.78	13.86	12.63	9.82	14.47	12.95	12.44
Number of accumulation units outstanding at end of period	437	704	704	711	700	1,152	2,687	2,339	8,547	14,147
ALGER MID CAP GROWTH
Value at beginning of period	23.61	17.48	15.12	16.58	13.96	9.25	22.34	17.08	15.59	14.27
Value at end of period	25.36	23.61	17.48	15.12	16.58	13.96	9.25	22.34	17.08	15.59
Number of accumulation units outstanding at end of period	15,665	13,503	14,644	15,396	20,974	30,119	39,280	40,426	62,569	67,889
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	28.56	24.04	21.67	21.04	18.68	16.73	21.04	20.79	17.50	17.17
Value at end of period	31.94	28.56	24.04	21.67	21.04	18.68	16.73	21.04	20.79	17.50
Number of accumulation units outstanding at end of period	9,840	10,243	10,066	10,851	8,424	19,363	16,445	30,742	47,787	48,672
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	16.15	12.17	10.18	10.79	9.69	7.27	12.02	10.93	10.00
Value at end of period	17.50	16.15	12.17	10.18	10.79	9.69	7.27	12.02	10.93
Number of accumulation units outstanding at end of period	12,796	8,739	9,434	9,207	7,776	18,917	20,226	11,067	26,244
ARTISAN INTERNATIONAL
Value at beginning of period	16.43	13.20	10.58	11.48	10.89	7.84	14.86	12.48	9.99	8.64
Value at end of period	16.18	16.43	13.20	10.58	11.48	10.89	7.84	14.86	12.48	9.99
Number of accumulation units outstanding at end of period	29,579	21,953	27,924	35,231	39,730	52,150	64,611	82,622	77,393	61,213
CLEARBRIDGE VALUE TRUST
Value at beginning of period	14.65	10.66	9.25	9.61	9.01	6.40	14.22	15.22	14.36	13.62

-Appendix 41-

Value at end of period	16.55	14.65	10.66	9.25	9.61	9.01	6.40	14.22	15.22	14.36
Number of accumulation units outstanding at end of period	121	121	1,227	1,227	864	11,287	2,419	7,921	14,309	25,102
COLUMBIA MID CAP VALUE
Value at beginning of period	14.24	10.63	9.19	9.68	7.94	6.05	10.00
Value at end of period	15.83	14.24	10.63	9.19	9.68	7.94	6.05
Number of accumulation units outstanding at end of period	5,823	2,114	754	7,714	10,430	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	14.10	10.57	9.45	10.01	9.01	6.89	11.59	11.14	10.00
Value at end of period	14.89	14.10	10.57	9.45	10.01	9.01	6.89	11.59	11.14
Number of accumulation units outstanding at end of period	16,120	17,033	13,224	13,959	14,967	25,756	21,430	10,053	15,191
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.49	12.74	11.65	12.36	11.05	9.73	13.77	12.52	10.85	10.71
Value at end of period	17.70	16.49	12.74	11.65	12.36	11.05	9.73	13.77	12.52	10.85
Number of accumulation units outstanding at end of period	5,507	4,856	3,295	3,234	6,380	9,623	17,404	15,487	19,140	28,022
FIDELITY VIP CONTRAFUND
Value at beginning of period	30.88	23.65	20.42	21.07	18.07	13.39	23.42	20.03	18.03	15.50
Value at end of period	34.37	30.88	23.65	20.42	21.07	18.07	13.39	23.42	20.03	18.03
Number of accumulation units outstanding at end of period	32,075	24,962	31,400	33,700	30,634	54,269	32,085	48,260	67,660	82,505
FIDELITY VIP GROWTH
Value at beginning of period	28.71	21.17	18.56	18.63	15.08	11.82	22.50	17.82	16.77	15.94
Value at end of period	31.78	28.71	21.17	18.56	18.63	15.08	11.82	22.50	17.82	16.77
Number of accumulation units outstanding at end of period	92,276	91,595	102,614	106,465	119,104	133,664	132,026	148,801	211,429	259,546
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	25.98	20.27	17.51	18.42	16.03	12.11	20.32	19.07	16.60	15.34
Value at end of period	27.94	25.98	20.27	17.51	18.42	16.03	12.11	20.32	19.07	16.60
Number of accumulation units outstanding at end of period	40,610	26,708	26,716	29,723	69,299	99,689	57,271	100,213	163,145	153,819
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	54.81	37.35	31.24	33.73	28.37	17.46	29.52	30.05	27.14	26.40
Value at end of period	58.76	54.81	37.35	31.24	33.73	28.37	17.46	29.52	30.05	27.14

-Appendix 42-

Number of accumulation units outstanding at end of period	27,410	36,017	27,263	29,303	27,831	36,923	36,708	61,802	91,634	118,973
GREAT-WEST BOND INDEX
Value at beginning of period	19.13	19.73	19.10	17.91	16.91	16.02	15.14	14.26	13.81	13.60
Value at end of period	20.12	19.13	19.73	19.10	17.91	16.91	16.02	15.14	14.26	13.81
Number of accumulation units outstanding at end of period	10,673	11,843	15,052	18,594	31,222	40,398	37,380	49,315	61,568	42,381
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	21.95	20.52	18.93	18.83	17.42	14.55	16.96	16.16	15.07	14.55
Value at end of period	22.91	21.95	20.52	18.93	18.83	17.42	14.55	16.96	16.16	15.07
Number of accumulation units outstanding at end of period	8,145	5,707	5,815	7,011	15,295	7,054	7,343	9,478	17,205	21,545
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.66	14.45	12.98	12.86	11.59	10.00
Value at end of period	16.52	15.66	14.45	12.98	12.86	11.59
Number of accumulation units outstanding at end of period	7,976	9,214	8,839	1,862	2,750	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	17.06	14.97	13.22	13.42	11.92	10.00
Value at end of period	18.02	17.06	14.97	13.22	13.42	11.92
Number of accumulation units outstanding at end of period	12,565	2,265	2,233	2,373	4	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.46	15.37	13.34	13.86	12.16	10.00
Value at end of period	19.51	18.46	15.37	13.34	13.86	12.16
Number of accumulation units outstanding at end of period	11,268	3,108	2,548	423	4	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.82	15.45	13.34	13.99	12.23	10.00
Value at end of period	19.82	18.82	15.45	13.34	13.99	12.23
Number of accumulation units outstanding at end of period	6,132	4,377	2,621	378	266	—

-Appendix 43-

GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.80	15.44	13.32	14.03	12.27	10.00
Value at end of period	19.67	18.80	15.44	13.32	14.03	12.27
Number of accumulation units outstanding at end of period	2,015	1,185	363	87	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	38.17	35.53	30.79	29.64	26.43	19.20	24.67	22.95	20.77	20.13
Value at end of period	39.28	38.17	35.53	30.79	29.64	26.43	19.20	24.67	22.95	20.77
Number of accumulation units outstanding at end of period	19,249	18,691	36,828	33,373	20,361	26,935	23,744	37,028	59,398	68,903
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	37.47	27.93	24.23	24.87	20.17	15.86	23.68	23.07	19.65	18.63
Value at end of period	39.08	37.47	27.93	24.23	24.87	20.17	15.86	23.68	23.07	19.65
Number of accumulation units outstanding at end of period	7,549	8,580	8,331	9,544	8,904	22,593	15,810	29,221	27,134	31,379
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	22.72	17.85	15.31	15.69	14.45	11.02	23.96	22.67	16.78	14.46
Value at end of period	22.82	22.72	17.85	15.31	15.69	14.45	11.02	23.96	22.67	16.78
Number of accumulation units outstanding at end of period	41,914	42,821	42,602	44,288	51,669	55,410	43,620	102,426	148,980	130,922
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	24.97	21.61	19.36	19.72	17.77	14.36	18.83	17.67	15.87	15.01
Value at end of period	26.42	24.97	21.61	19.36	19.72	17.77	14.36	18.83	17.67	15.87
Number of accumulation units outstanding at end of period	43,553	38,960	55,968	60,454	96,989	126,603	78,263	144,038	244,860	280,295
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	26.27	21.94	19.37	19.90	17.69	13.83	19.94	18.69	16.52	15.43
Value at end of period	27.90	26.27	21.94	19.37	19.90	17.69	13.83	19.94	18.69	16.52
Number of accumulation units outstanding at end of period	74,420	37,471	52,288	64,239	113,995	161,917	83,079	116,266	267,737	288,134
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	22.44	20.18	18.35	18.46	16.87	13.90	17.06	16.13	14.75	14.00
Value at end of period	23.57	22.44	20.18	18.35	18.46	16.87	13.90	17.06	16.13	14.75

-Appendix 44-

Number of accumulation units outstanding at end of period	14,987	7,963	8,526	15,688	16,902	23,405	17,660	32,464	50,831	52,574
GREAT-WEST MONEY MARKET
Value at beginning of period	13.74	13.82	13.90	13.97	14.05	14.13	13.94	13.38	12.87	12.60
Value at end of period	13.67	13.74	13.82	13.90	13.97	14.05	14.13	13.94	13.38	12.87
Number of accumulation units outstanding at end of period	209,384	220,314	251,994	242,534	333,142	358,320	322,508	363,996	516,032	508,435
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	43.24	30.92	26.85	26.90	21.52	17.32	25.36	25.71	22.57	21.20
Value at end of period	45.23	43.24	30.92	26.85	26.90	21.52	17.32	25.36	25.71	22.57
Number of accumulation units outstanding at end of period	15,852	16,066	16,485	18,390	19,332	35,041	26,497	28,550	51,476	34,998
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	28.52	19.80	17.31	17.51	14.24	10.84	18.55	16.62	16.27	15.64
Value at end of period	26.97	28.52	19.80	17.31	17.51	14.24	10.84	18.55	16.62	16.27
Number of accumulation units outstanding at end of period	23,177	23,552	29,250	31,311	32,396	35,593	41,334	51,692	114,666	118,880
GREAT-WEST STOCK INDEX
Value at beginning of period	29.54	22.55	19.64	19.51	16.99	13.47	21.60	20.66	18.11	17.34
Value at end of period	33.13	29.54	22.55	19.64	19.51	16.99	13.47	21.60	20.66	18.11
Number of accumulation units outstanding at end of period	211,570	224,642	255,786	283,210	323,023	358,982	367,562	477,678	702,496	727,517
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	33.88	26.20	22.48	22.80	19.93	16.00	25.22	24.56	20.73	20.02
Value at end of period	36.18	33.88	26.20	22.48	22.80	19.93	16.00	25.22	24.56	20.73
Number of accumulation units outstanding at end of period	38,892	42,348	51,501	55,743	59,892	87,522	68,639	71,933	130,292	171,260
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	46.43	34.24	30.29	30.98	24.42	16.95	28.58	24.59	23.16	20.41
Value at end of period	52.08	46.43	34.24	30.29	30.98	24.42	16.95	28.58	24.59	23.16
Number of accumulation units outstanding at end of period	17,866	14,341	22,409	24,083	21,303	37,831	31,599	41,006	54,306	57,150
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.97	21.52	20.96	19.94	18.99	18.01	17.01	16.06	15.48	15.23

-Appendix 45-

Value at end of period	21.99	20.97	21.52	20.96	19.94	18.99	18.01	17.01	16.06	15.48
Number of accumulation units outstanding at end of period	16,624	21,502	31,324	33,858	34,736	50,751	39,672	58,820	117,090	84,847
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.08	7.25	6.44	6.95	5.97	4.80	7.80	6.79	6.38	6.22
Value at end of period	10.85	10.08	7.25	6.44	6.95	5.97	4.80	7.80	6.79	6.38
Number of accumulation units outstanding at end of period	4,332	4,360	4,360	6,427	6,487	6,538	9,717	9,915	10,375	19,619
INVESCO AMERICAN VALUE
Value at beginning of period	15.92	11.97	10.32	10.33	8.55	6.19	10.00
Value at end of period	17.29	15.92	11.97	10.32	10.33	8.55	6.19
Number of accumulation units outstanding at end of period	4,768	2,672	5,919	3,179	11,009	4,595	9
INVESCO COMSTOCK
Value at beginning of period	15.61	11.64	9.87	10.15	8.85	6.89	10.84	11.13	10.00
Value at end of period	16.90	15.61	11.64	9.87	10.15	8.85	6.89	10.84	11.13
Number of accumulation units outstanding at end of period	7,057	6,451	402	1,341	1,172	11,576	3,999	5,176	1,416
INVESCO MID CAP GROWTH
Value at beginning of period	11.00	8.04	7.16	7.53	6.14	4.32	8.20	7.34	6.33	5.77
Value at end of period	11.81	11.00	8.04	7.16	7.53	6.14	4.32	8.20	7.34	6.33
Number of accumulation units outstanding at end of period	1,610	1,549	1,572	1,293	1,411	4,812	11,861	33,226	25,099	20,547
INVESCO SMALL CAP GROWTH
Value at beginning of period	24.45	17.57	14.93	15.20	12.10	9.05	14.86	13.41	11.80	10.95
Value at end of period	26.18	24.45	17.57	14.93	15.20	12.10	9.05	14.86	13.41	11.80
Number of accumulation units outstanding at end of period	1,314	1,314	1,314	1,334	696	978	2,016	4,652	5,723	13,660
JANUS GLOBAL RESEARCH
Value at beginning of period	8.74	6.89	5.78	6.75	5.87	4.29	7.84	7.22	6.15	5.85
Value at end of period	9.32	8.74	6.89	5.78	6.75	5.87	4.29	7.84	7.22	6.15
Number of accumulation units outstanding at end of period	2,541	2,495	2,692	3,514	3,069	3,817	8,742	14,246	17,989	29,797
JANUS TWENTY
Value at beginning of period	12.14	9.17	7.54	8.25	7.76	5.45	9.44	6.98	6.25	5.74
Value at end of period	13.15	12.14	9.17	7.54	8.25	7.76	5.45	9.44	6.98	6.25

-Appendix 46-

Number of accumulation units outstanding at end of period	8,246	7,897	7,928	8,953	9,817	10,480	23,555	24,281	28,213	39,806
JENSEN QUALITY GROWTH
Value at beginning of period	18.23	13.91	12.35	12.56	11.32	8.85	12.56	11.80	10.43	10.67
Value at end of period	20.19	18.23	13.91	12.35	12.56	11.32	8.85	12.56	11.80	10.43
Number of accumulation units outstanding at end of period	761	132	132	142	346	672	6,106	3,389	4,524	3,647
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.77	14.61	13.39	14.05	11.34	10.00
Value at end of period	21.46	19.77	14.61	13.39	14.05	11.34
Number of accumulation units outstanding at end of period	731	637	2,632	2,014	1,258	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.61	11.42	10.22	10.60	8.59	5.83	9.28	11.30	10.00
Value at end of period	16.47	15.61	11.42	10.22	10.60	8.59	5.83	9.28	11.30
Number of accumulation units outstanding at end of period	136	167	1,027	1,164	273	291	657	871	936
MFS GROWTH
Value at beginning of period	17.67	13.04	11.20	11.34	10.09	8.17	12.96	11.37	10.76	10.69
Value at end of period	19.08	17.67	13.04	11.20	11.34	10.09	8.17	12.96	11.37	10.76
Number of accumulation units outstanding at end of period	143	143	143	143	143	442	143	246	250	488
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	16.07	12.50	11.06	11.30	10.41	7.29	13.54	11.97	11.20	10.75
Value at end of period	18.39	16.07	12.50	11.06	11.30	10.41	7.29	13.54	11.97	11.20
Number of accumulation units outstanding at end of period	4,453	2,722	5,234	6,180	3,323	10,603	6,993	14,156	14,006	11,904
OPPENHEIMER GLOBAL
Value at beginning of period	21.57	17.10	14.24	15.69	13.63	9.85	16.79	15.93	13.65	12.06
Value at end of period	21.89	21.57	17.10	14.24	15.69	13.63	9.85	16.79	15.93	13.65
Number of accumulation units outstanding at end of period	25,221	24,872	32,511	34,833	33,106	25,712	24,315	19,376	19,143	22,742
PIMCO TOTAL RETURN
Value at beginning of period	18.58	19.10	17.44	16.88	15.63	13.84	13.31	12.30	11.93	11.68
Value at end of period	19.30	18.58	19.10	17.44	16.88	15.63	13.84	13.31	12.30	11.93

-Appendix 47-

Number of accumulation units outstanding at end of period	34,673	35,362	54,195	64,848	67,122	81,002	67,419	55,720	101,503	73,218
PIONEER EQUITY INCOME VCT
Value at beginning of period	20.94	16.35	14.95	14.21	11.98	10.58	15.30	15.30	12.60	12.00
Value at end of period	23.49	20.94	16.35	14.95	14.21	11.98	10.58	15.30	15.30	12.60
Number of accumulation units outstanding at end of period	2,343	1,169	1,848	1,996	3,188	5,866	4,908	13,519	10,516	8,232
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.21	14.37	12.58	12.29	10.94	7.42	10.00
Value at end of period	15.39	15.21	14.37	12.58	12.29	10.94	7.42
Number of accumulation units outstanding at end of period	1,900	925	6,262	4,935	3,984	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.13	9.06	7.47	9.57	8.12	5.23	10.00
Value at end of period	9.56	11.13	9.06	7.47	9.57	8.12	5.23
Number of accumulation units outstanding at end of period	4,441	3,722	3,430	11,666	11,746	21,686	946
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	20.89	14.52	12.70	12.79	10.37	7.88	13.48	12.08	11.86	10.00
Value at end of period	19.89	20.89	14.52	12.70	12.79	10.37	7.88	13.48	12.08	11.86
Number of accumulation units outstanding at end of period	13,096	16,876	16,455	24,662	13,540	26,777	18,010	14,600	24,568	10,501
ROYCE TOTAL RETURN
Value at beginning of period	15.21	11.57	10.20	10.46	8.55	6.83	10.00
Value at end of period	15.28	15.21	11.57	10.20	10.46	8.55	6.83
Number of accumulation units outstanding at end of period	7,225	8,288	9,230	8,384	12,930	9,426	1,035
RS SELECT GROWTH
Value at beginning of period	24.24	17.69	15.00	14.32	10.95	7.47	13.66	12.08	11.24	11.48
Value at end of period	24.39	24.24	17.69	15.00	14.32	10.95	7.47	13.66	12.08	11.24
Number of accumulation units outstanding at end of period	309	—	—	—	79	427	1,718	797	1,082	2,882
RS SMALL CAP GROWTH
Value at beginning of period	11.14	7.51	6.58	6.77	5.33	3.63	6.71	5.92	5.44	5.44
Value at end of period	12.12	11.14	7.51	6.58	6.77	5.33	3.63	6.71	5.92	5.44

-Appendix 48-

Number of accumulation units outstanding at end of period	2,965	2,950	2,950	2,950	4,559	6,707	19,869	14,801	16,567	27,620

INVESTMENT DIVISION (0.45)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	13.83	12.05	11.40	11.44	10.42	8.10	11.92	10.66	10.22	10.00
Value at end of period	15.07	13.83	12.05	11.40	11.44	10.42	8.10	11.92	10.66	10.22
Number of accumulation units outstanding at end of period	934	934	2,673	3,322	4,787	4,910	1,096	—	4,470	5,294
ALGER MID CAP GROWTH
Value at beginning of period	15.58	11.52	9.96	10.91	9.18	6.08	14.66	11.19	10.21	10.00
Value at end of period	16.75	15.58	11.52	9.96	10.91	9.18	6.08	14.66	11.19	10.21
Number of accumulation units outstanding at end of period	1,068	2,776	2,764	29,111	30,149	31,184	7,850	—	13,494	10,975
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	16.48	13.86	12.48	12.11	10.73	9.61	12.07	11.91	10.02	10.00
Value at end of period	18.45	16.48	13.86	12.48	12.11	10.73	9.61	12.07	11.91	10.02
Number of accumulation units outstanding at end of period	28,606	28,829	27,390	37,370	36,321	31,682	17,726	—	7,194	7,579
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	16.27	12.25	10.24	10.84	9.73	7.28	12.04	10.94	10.00
Value at end of period	17.65	16.27	12.25	10.24	10.84	9.73	7.28	12.04	10.94
Number of accumulation units outstanding at end of period	95,082	33,838	17,934	19,043	16,540	13,605	7,852	—	882
ARTISAN INTERNATIONAL
Value at beginning of period	17.87	14.34	11.49	12.45	11.80	8.48	16.07	13.48	10.78	10.00
Value at end of period	17.62	17.87	14.34	11.49	12.45	11.80	8.48	16.07	13.48	10.78
Number of accumulation units outstanding at end of period	58,773	41,938	42,146	34,893	36,350	33,250	13,382	—	10,703	7,256
CLEARBRIDGE VALUE TRUST
Value at beginning of period	10.99	7.99	6.92	7.19	6.73	4.77	10.60	11.33	10.68	10.00
Value at end of period	12.42	10.99	7.99	6.92	7.19	6.73	4.77	10.60	11.33	10.68
Number of accumulation units outstanding at end of period	3,723	1,690	1,690	2,550	3,043	3,217	2,040	—	7,110	5,417
COLUMBIA MID CAP VALUE

-Appendix 49-

Value at beginning of period	14.32	10.68	9.22	9.71	7.95	6.06	10.00
Value at end of period	15.93	14.32	10.68	9.22	9.71	7.95	6.06
Number of accumulation units outstanding at end of period	39,280	2,301	—	23,467	7,342	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	14.20	10.63	9.51	10.06	9.04	6.90	11.61	11.14	10.00
Value at end of period	15.02	14.20	10.63	9.51	10.06	9.04	6.90	11.61	11.14
Number of accumulation units outstanding at end of period	5,325	3,094	2,956	7,247	7,097	7,173	5,291	—	1,950
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.53	11.98	10.95	11.61	10.36	9.12	12.89	11.71	10.14	10.00
Value at end of period	16.68	15.53	11.98	10.95	11.61	10.36	9.12	12.89	11.71	10.14
Number of accumulation units outstanding at end of period	12,017	10,059	5,192	2,546	4,682	5,226	3,284	—	14,499	9,598
FIDELITY VIP CONTRAFUND
Value at beginning of period	18.24	13.96	12.04	12.41	10.64	7.87	13.76	11.75	10.57	10.00
Value at end of period	20.33	18.24	13.96	12.04	12.41	10.64	7.87	13.76	11.75	10.57
Number of accumulation units outstanding at end of period	83,623	58,675	37,435	52,029	52,376	55,262	21,034	—	36,799	30,640
FIDELITY VIP GROWTH
Value at beginning of period	17.82	13.13	11.50	11.53	9.33	7.30	13.88	10.98	10.33	10.00
Value at end of period	19.74	17.82	13.13	11.50	11.53	9.33	7.30	13.88	10.98	10.33
Number of accumulation units outstanding at end of period	99,082	91,950	82,475	89,838	98,034	93,663	61,141	—	104,810	110,233
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	16.30	12.71	10.96	11.52	10.01	7.56	12.67	11.88	10.33	10.00
Value at end of period	17.55	16.30	12.71	10.96	11.52	10.01	7.56	12.67	11.88	10.33
Number of accumulation units outstanding at end of period	63,596	42,377	58,001	59,634	60,496	52,447	21,178	—	19,249	13,236
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	20.61	14.03	11.72	12.64	10.62	6.53	11.03	11.22	10.12	10.00
Value at end of period	22.12	20.61	14.03	11.72	12.64	10.62	6.53	11.03	11.22	10.12
Number of accumulation units outstanding at end of period	51,804	76,617	23,751	28,870	26,069	27,925	18,258	—	65,705	67,963
GREAT-WEST BOND INDEX
Value at beginning of period	13.94	14.37	13.89	13.01	12.27	11.61	10.96	10.32	9.99	10.00
-Appendix 50-

Value at end of period	14.68	13.94	14.37	13.89	13.01	12.27	11.61	10.96	10.32	9.99
Number of accumulation units outstanding at end of period	114,881	40,717	22,065	22,829	23,529	24,632	11,406	—	6,101	7,767
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	14.87	13.89	12.80	12.72	11.75	9.80	11.42	10.87	10.13	10.00
Value at end of period	15.54	14.87	13.89	12.80	12.72	11.75	9.80	11.42	10.87	10.13
Number of accumulation units outstanding at end of period	17,231	6,085	5,155	9,306	7,940	6,596	2,726	—	7,793	6,116
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.73	14.50	13.02	12.89	11.60	10.00
Value at end of period	16.61	15.73	14.50	13.02	12.89	11.60
Number of accumulation units outstanding at end of period	15,219	13,747	12,854	17,279	7,801	5,018
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	17.14	15.03	13.25	13.45	11.93	10.00
Value at end of period	18.12	17.14	15.03	13.25	13.45	11.93
Number of accumulation units outstanding at end of period	10,652	5,809	2,734	8,500	5,691	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.54	15.43	13.38	13.88	12.17	10.00
Value at end of period	19.62	18.54	15.43	13.38	13.88	12.17
Number of accumulation units outstanding at end of period	12,538	7,839	2,124	6,876	235	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	18.91	15.50	13.38	14.02	12.24	10.00
Value at end of period	19.93	18.91	15.50	13.38	14.02	12.24
Number of accumulation units outstanding at end of period	6,407	4,640	2,828	4,369	8	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	18.88	15.50	13.35	14.05	12.28	10.00
Value at end of period	19.78	18.88	15.50	13.35	14.05	12.28

-Appendix 51-

Number of accumulation units outstanding at end of period	12,297	920	270	101	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	18.54	17.24	14.92	14.35	12.79	9.28	11.91	11.07	10.01	10.00
Value at end of period	19.09	18.54	17.24	14.92	14.35	12.79	9.28	11.91	11.07	10.01
Number of accumulation units outstanding at end of period	66,820	38,929	28,670	35,142	30,807	29,111	15,938	—	28,154	26,357
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	19.55	14.56	12.62	12.94	10.48	8.24	12.28	11.96	10.18	10.00
Value at end of period	20.41	19.55	14.56	12.62	12.94	10.48	8.24	12.28	11.96	10.18
Number of accumulation units outstanding at end of period	16,131	15,645	11,895	19,279	19,338	20,045	14,046	—	6,400	6,246
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	14.53	11.41	9.78	10.01	9.21	7.01	15.24	14.40	10.65	10.00
Value at end of period	14.61	14.53	11.41	9.78	10.01	9.21	7.01	15.24	14.40	10.65
Number of accumulation units outstanding at end of period	91,701	72,894	38,960	38,318	40,918	43,870	26,319	—	21,818	21,102
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	16.24	14.04	12.56	12.78	11.51	9.29	12.17	11.41	10.24	10.00
Value at end of period	17.20	16.24	14.04	12.56	12.78	11.51	9.29	12.17	11.41	10.24
Number of accumulation units outstanding at end of period	196,238	76,812	64,453	84,757	96,786	91,997	41,294	—	161,037	139,361
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	16.51	13.77	12.15	12.47	11.07	8.65	12.46	11.67	10.30	10.00
Value at end of period	17.56	16.51	13.77	12.15	12.47	11.07	8.65	12.46	11.67	10.30
Number of accumulation units outstanding at end of period	155,832	129,046	130,760	170,275	157,473	137,353	89,340	—	114,783	68,943
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.65	14.06	12.77	12.84	11.72	9.64	11.83	11.17	10.21	10.00
Value at end of period	16.46	15.65	14.06	12.77	12.84	11.72	9.64	11.83	11.17	10.21
Number of accumulation units outstanding at end of period	40,029	24,322	26,629	26,566	30,981	29,538	6,892	—	34,892	27,554
GREAT-WEST MONEY MARKET
Value at beginning of period	10.86	10.91	10.96	11.01	11.06	11.10	10.95	10.50	10.09	10.00

-Appendix 52-

Value at end of period	10.81	10.86	10.91	10.96	11.01	11.06	11.10	10.95	10.50	10.09
Number of accumulation units outstanding at end of period	116,471	39,266	32,448	29,156	26,764	32,008	27,031	—	106,408	84,944
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	19.47	13.91	12.06	12.08	9.65	7.76	11.35	11.50	10.08	10.00
Value at end of period	20.39	19.47	13.91	12.06	12.08	9.65	7.76	11.35	11.50	10.08
Number of accumulation units outstanding at end of period	33,618	34,282	31,097	28,380	29,029	27,925	13,313	—	19,787	16,932
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	18.33	12.72	11.11	11.22	9.11	6.93	11.85	10.60	10.38	10.00
Value at end of period	17.35	18.33	12.72	11.11	11.22	9.11	6.93	11.85	10.60	10.38
Number of accumulation units outstanding at end of period	18,528	8,013	9,638	11,013	13,225	13,665	4,415	—	33,951	42,480
GREAT-WEST STOCK INDEX
Value at beginning of period	16.79	12.80	11.14	11.05	9.61	7.62	12.20	11.66	10.21	10.00
Value at end of period	18.84	16.79	12.80	11.14	11.05	9.61	7.62	12.20	11.66	10.21
Number of accumulation units outstanding at end of period	154,935	130,651	133,585	117,544	111,112	108,186	74,750	—	145,235	141,808
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	16.60	12.82	10.99	11.14	9.72	7.80	12.28	11.95	10.08	10.00
Value at end of period	17.74	16.60	12.82	10.99	11.14	9.72	7.80	12.28	11.95	10.08
Number of accumulation units outstanding at end of period	114,090	52,913	11,999	19,710	24,169	22,397	15,074	—	88,602	100,287
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	21.30	15.69	13.86	14.17	11.16	7.74	13.03	11.20	10.54	10.00
Value at end of period	23.91	21.30	15.69	13.86	14.17	11.16	7.74	13.03	11.20	10.54
Number of accumulation units outstanding at end of period	36,630	47,427	43,936	34,063	43,001	38,417	30,335	—	32,037	26,973
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	13.67	14.01	13.64	12.96	12.33	11.68	11.02	10.40	10.01	10.00
Value at end of period	14.35	13.67	14.01	13.64	12.96	12.33	11.68	11.02	10.40	10.01
Number of accumulation units outstanding at end of period	15,571	30,722	30,945	28,893	27,612	24,815	17,734	—	25,006	19,184
INVESCO AMERICAN FRANCHISE

-Appendix 53-

Value at beginning of period	16.48	11.85	10.52	11.34	9.73	7.82	12.68	11.03	10.35	10.00
Value at end of period	17.77	16.48	11.85	10.52	11.34	9.73	7.82	12.68	11.03	10.35
Number of accumulation units outstanding at end of period	48	48	48	48	48	48	—	—	381	351
INVESCO AMERICAN VALUE
Value at beginning of period	16.01	12.03	10.35	10.36	8.56	6.19	10.00
Value at end of period	17.40	16.01	12.03	10.35	10.36	8.56	6.19
Number of accumulation units outstanding at end of period	41,385	13,183	24,209	8,513	8,326	2,142	—
INVESCO COMSTOCK
Value at beginning of period	15.73	11.71	9.93	10.19	8.88	6.91	10.00
Value at end of period	17.05	15.73	11.71	9.93	10.19	8.88	6.91
Number of accumulation units outstanding at end of period	77,040	14,072	4,477	3,352	2,164	1,442	1,046
INVESCO MID CAP GROWTH
Value at beginning of period	17.99	13.14	11.69	12.28	9.99	7.03	13.33	11.92	10.27	10.00
Value at end of period	19.33	17.99	13.14	11.69	12.28	9.99	7.03	13.33	11.92	10.27
Number of accumulation units outstanding at end of period	347	347	668	2,561	2,585	2,017	1,022	—	1,573	1,625
INVESCO SMALL CAP GROWTH
Value at beginning of period	21.40	15.36	13.04	13.27	10.55	7.88	12.93	11.66	10.25	10.00
Value at end of period	22.93	21.40	15.36	13.04	13.27	10.55	7.88	12.93	11.66	10.25
Number of accumulation units outstanding at end of period	7,238	5,220	286	286	286	286	169	—	1,328	1,374
JANUS GLOBAL RESEARCH
Value at beginning of period	14.80	11.65	9.77	11.39	9.90	7.22	13.19	12.13	10.34	10.00
Value at end of period	15.80	14.80	11.65	9.77	11.39	9.90	7.22	13.19	12.13	10.34
Number of accumulation units outstanding at end of period	265	341	678	920	920	921	678	—	5,515	5,672
JANUS TWENTY
Value at beginning of period	20.09	15.16	12.45	13.62	12.79	8.97	15.53	11.47	10.26	10.00
Value at end of period	21.79	20.09	15.16	12.45	13.62	12.79	8.97	15.53	11.47	10.26
Number of accumulation units outstanding at end of period	28	28	285	285	285	285	—	—	2,267	2,368
JENSEN QUALITY GROWTH
Value at beginning of period	17.78	13.55	12.01	12.21	11.00	8.59	12.17	11.43	10.09	10.00

-Appendix 54-

Value at end of period	19.70	17.78	13.55	12.01	12.21	11.00	8.59	12.17	11.43	10.09
Number of accumulation units outstanding at end of period	1,961	3,416	4,369	2,602	2,602	3,252	1,733	—	820	527
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.86	14.66	13.42	14.07	11.35	10.00
Value at end of period	21.57	19.86	14.66	13.42	14.07	11.35
Number of accumulation units outstanding at end of period	19,962	1,618	953	226	552	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.72	11.50	10.28	10.64	8.62	5.84	9.29	11.30	10.00
Value at end of period	16.61	15.72	11.50	10.28	10.64	8.62	5.84	9.29	11.30
Number of accumulation units outstanding at end of period	289	74	704	761	964	1,100	—	—	2,396
MFS GROWTH
Value at beginning of period	16.83	12.40	10.64	10.76	9.57	7.74	12.26	10.75	10.17	10.00
Value at end of period	18.18	16.83	12.40	10.64	10.76	9.57	7.74	12.26	10.75	10.17
Number of accumulation units outstanding at end of period	47	—	—	—	—	—	—	—	—	—
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	15.01	11.66	10.30	10.52	9.68	6.77	12.57	11.10	10.37	10.00
Value at end of period	17.19	15.01	11.66	10.30	10.52	9.68	6.77	12.57	11.10	10.37
Number of accumulation units outstanding at end of period	11,515	6,520	5,154	8,091	7,088	6,908	5,042	—	2,778	819
OPPENHEIMER GLOBAL
Value at beginning of period	16.75	13.27	11.04	12.15	10.55	7.61	12.97	12.29	10.52	10.00
Value at end of period	17.02	16.75	13.27	11.04	12.15	10.55	7.61	12.97	12.29	10.52
Number of accumulation units outstanding at end of period	48,539	71,867	53,266	61,042	44,979	31,521	14,712	—	10,143	8,360
PIMCO TOTAL RETURN
Value at beginning of period	15.65	16.07	14.66	14.17	13.11	11.60	11.15	10.29	9.96	10.00
Value at end of period	16.27	15.65	16.07	14.66	14.17	13.11	11.60	11.15	10.29	9.96
Number of accumulation units outstanding at end of period	49,579	38,840	29,903	27,063	25,285	29,890	17,414	—	8,909	9,144
PIONEER EQUITY INCOME VCT
Value at beginning of period	16.85	13.13	12.00	11.39	9.60	8.47	12.23	12.22	10.05	10.00
Value at end of period	18.91	16.85	13.13	12.00	11.39	9.60	8.47	12.23	12.22	10.05

-Appendix 55-

Number of accumulation units outstanding at end of period	11,130	7,586	3,825	4,570	6,448	4,133	362	—	4,608	3,970
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.30	14.44	12.62	12.31	10.96	7.42	10.00
Value at end of period	15.49	15.30	14.44	12.62	12.31	10.96	7.42
Number of accumulation units outstanding at end of period	22,587	5,618	501	427	59	396	—
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.19	9.10	7.50	9.59	8.14	5.23	10.00
Value at end of period	9.62	11.19	9.10	7.50	9.59	8.14	5.23
Number of accumulation units outstanding at end of period	97,374	891	9,774	15,186	5,808	1,375	—
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	18.27	12.69	11.08	11.15	9.03	6.86	11.72	10.49	10.38	10.00
Value at end of period	17.41	18.27	12.69	11.08	11.15	9.03	6.86	11.72	10.49	10.38
Number of accumulation units outstanding at end of period	51,648	25,964	19,805	23,785	24,724	19,399	5,792	—	10,770	4,895
ROYCE TOTAL RETURN
Value at beginning of period	15.30	11.62	10.23	10.49	8.56	6.83	10.00
Value at end of period	15.38	15.30	11.62	10.23	10.49	8.56	6.83
Number of accumulation units outstanding at end of period	21,941	12,525	1,073	2,022	1,707	1,282	—
RS SELECT GROWTH
Value at beginning of period	21.39	15.60	13.21	12.60	9.62	6.56	11.98	10.59	9.84	10.00
Value at end of period	21.54	21.39	15.60	13.21	12.60	9.62	6.56	11.98	10.59	9.84
Number of accumulation units outstanding at end of period	3,485	5,141	3,741	2,123	1,368	878	510	—	792	816
RS SMALL CAP GROWTH
Value at beginning of period	21.05	14.17	12.41	12.76	10.04	6.83	12.61	11.12	10.20	10.00
Value at end of period	22.92	21.05	14.17	12.41	12.76	10.04	6.83	12.61	11.12	10.20
Number of accumulation units outstanding at end of period	44	541	663	663	663	663	576	—	2,698	2,698
INVESTMENT DIVISION (0.40)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN FUNDS GROWTH FUND OF AMERICA

-Appendix 56-

Value at beginning of period	12.21	10.00
Value at end of period	13.25	12.21
Number of accumulation units outstanding at end of period	—	147
ARTISAN INTERNATIONAL
Value at beginning of period	11.65	10.00
Value at end of period	11.49	11.65
Number of accumulation units outstanding at end of period	—	192
COLUMBIA MID CAP VALUE
Value at beginning of period	12.15	10.00
Value at end of period	13.53	12.15
Number of accumulation units outstanding at end of period	—	202
FIDELITY VIP GROWTH
Value at beginning of period	12.62	10.00
Value at end of period	13.99	12.62
Number of accumulation units outstanding at end of period	—	1
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	11.75	10.00
Value at end of period	12.66	11.75
Number of accumulation units outstanding at end of period	—	1,474
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	12.67	10.00
Value at end of period	13.60	12.67
Number of accumulation units outstanding at end of period	—	2,569
GREAT-WEST BOND INDEX
Value at beginning of period	9.65	10.00
Value at end of period	10.16	9.65
Number of accumulation units outstanding at end of period	—	204
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	10.34	10.00

-Appendix 57-

Value at end of period	10.81	10.34
Number of accumulation units outstanding at end of period	—	1,487
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	10.26	10.00
Value at end of period	10.57	10.26
Number of accumulation units outstanding at end of period	—	5
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	10.93	10.00
Value at end of period	11.58	10.93
Number of accumulation units outstanding at end of period	—	8
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	11.20	10.00
Value at end of period	11.92	11.20
Number of accumulation units outstanding at end of period	—	2,425
GREAT-WEST MONEY MARKET
Value at beginning of period	9.97	10.00
Value at end of period	9.93	9.97
Number of accumulation units outstanding at end of period	—	3
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	12.84	10.00
Value at end of period	13.45	12.84
Number of accumulation units outstanding at end of period	—	291
GREAT-WEST STOCK INDEX
Value at beginning of period	11.81	10.00
Value at end of period	13.27	11.81
Number of accumulation units outstanding at end of period	—	647
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES

-Appendix 58-

Value at beginning of period	9.74	10.00
Value at end of period	10.23	9.74
Number of accumulation units outstanding at end of period	—	337
INVESCO AMERICAN VALUE
Value at beginning of period	12.03	10.00
Value at end of period	13.08	12.03
Number of accumulation units outstanding at end of period	—	94
INVESCO COMSTOCK
Value at beginning of period	11.96	10.00
Value at end of period	12.97	11.96
Number of accumulation units outstanding at end of period	—	374
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.93	10.00
Value at end of period	13.67	11.93
Number of accumulation units outstanding at end of period	—	39
OPPENHEIMER GLOBAL
Value at beginning of period	11.69	10.00
Value at end of period	11.89	11.69
Number of accumulation units outstanding at end of period	—	439
PIMCO TOTAL RETURN
Value at beginning of period	9.62	10.00
Value at end of period	10.01	9.62
Number of accumulation units outstanding at end of period	—	174
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.61	10.00
Value at end of period	9.99	11.61
Number of accumulation units outstanding at end of period	—	177

-Appendix 59-

RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.47	10.00
Value at end of period	12.85	13.47
Number of accumulation units outstanding at end of period	—	—
INVESTMENT DIVISION (0.25)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	16.42	14.28	13.47	13.50	12.27	9.52	13.98	12.47	11.95	11.06
Value at end of period	17.92	16.42	14.28	13.47	13.50	12.27	9.52	13.98	12.47	11.95
Number of accumulation units outstanding at end of period	2,230	—	2,024	2,094	4,711	9,426	8,798	9,556	13,140	7,816
ALGER MID CAP GROWTH
Value at beginning of period	22.86	16.87	14.56	15.91	13.36	8.83	21.25	16.19	14.74	13.45
Value at end of period	24.63	22.86	16.87	14.56	15.91	13.36	8.83	21.25	16.19	14.74
Number of accumulation units outstanding at end of period	5,958	1,851	13,703	23,336	25,014	56,581	42,164	50,683	53,077	36,814
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	21.35	17.92	16.11	15.59	13.80	12.32	15.45	15.22	12.77	12.50
Value at end of period	23.95	21.35	17.92	16.11	15.59	13.80	12.32	15.45	15.22	12.77
Number of accumulation units outstanding at end of period	4,042	20,834	31,056	27,074	55,962	80,498	56,104	46,311	106,251	65,720
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	16.51	12.41	10.35	10.94	9.79	7.32	12.08	10.95	10.00
Value at end of period	17.94	16.51	12.41	10.35	10.94	9.79	7.32	12.08	10.95
Number of accumulation units outstanding at end of period	25,635	9,452	24,702	30,720	28,852	47,825	96,782	6,982	30,470
ARTISAN INTERNATIONAL
Value at beginning of period	27.12	21.72	17.37	18.77	17.77	12.75	24.09	20.17	16.10	13.89
Value at end of period	26.79	27.12	21.72	17.37	18.77	17.77	12.75	24.09	20.17	16.10
Number of accumulation units outstanding at end of period	13,623	9,977	50,500	26,310	57,489	118,106	93,069	46,954	57,081	37,516
CLEARBRIDGE VALUE TRUST
Value at beginning of period	14.46	10.50	9.08	9.41	8.79	6.22	13.79	14.71	13.84	13.09
Value at end of period	16.39	14.46	10.50	9.08	9.41	8.79	6.22	13.79	14.71	13.84

-Appendix 60-

Number of accumulation units outstanding at end of period	956	—	—	440	2,210	9,270	12,851	11,700	59,054	52,223
COLUMBIA MID CAP VALUE
Value at beginning of period	14.48	10.78	9.29	9.76	7.98	6.06	10.00
Value at end of period	16.14	14.48	10.78	9.29	9.76	7.98	6.06
Number of accumulation units outstanding at end of period	15,364	7,558	641	76,251	34,279	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	14.41	10.77	9.61	10.15	9.11	6.94	11.64	11.15	10.00
Value at end of period	14.85	14.41	10.77	9.61	10.15	9.11	6.94	11.64	11.15
Number of accumulation units outstanding at end of period	—	—	6,213	14,469	23,381	52,260	82,721	22,902	24,913
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	18.77	14.45	13.18	13.94	12.42	10.91	15.40	13.95	12.06	11.86
Value at end of period	20.21	18.77	14.45	13.18	13.94	12.42	10.91	15.40	13.95	12.06
Number of accumulation units outstanding at end of period	2,208	4,432	9,865	10,110	17,047	31,035	55,452	22,833	34,095	22,669
FIDELITY VIP CONTRAFUND
Value at beginning of period	27.40	20.92	18.02	18.53	15.85	11.71	20.42	17.41	15.62	13.39
Value at end of period	30.60	27.40	20.92	18.02	18.53	15.85	11.71	20.42	17.41	15.62
Number of accumulation units outstanding at end of period	13,719	9,871	40,814	43,780	66,157	112,757	94,482	86,629	110,199	86,045
FIDELITY VIP GROWTH
Value at beginning of period	21.76	16.00	13.99	14.00	11.30	8.83	16.75	13.23	12.41	11.76
Value at end of period	24.16	21.76	16.00	13.99	14.00	11.30	8.83	16.75	13.23	12.41
Number of accumulation units outstanding at end of period	51,248	7,687	32,874	46,327	81,944	199,121	231,981	291,162	344,338	295,947
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	23.57	18.34	15.79	16.56	14.37	10.83	18.10	16.94	14.70	13.55
Value at end of period	25.43	23.57	18.34	15.79	16.56	14.37	10.83	18.10	16.94	14.70
Number of accumulation units outstanding at end of period	43,971	7,993	21,506	59,901	98,535	139,592	153,297	98,170	146,866	100,415
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	27.30	18.55	15.47	16.65	13.96	8.57	14.45	14.66	13.20	12.80
Value at end of period	29.36	27.30	18.55	15.47	16.65	13.96	8.57	14.45	14.66	13.20

-Appendix 61-

Number of accumulation units outstanding at end of period	23,456	11,030	21,709	43,607	67,955	206,946	181,666	190,154	244,849	233,233
GREAT-WEST BOND INDEX
Value at beginning of period	14.73	15.14	14.61	13.66	12.86	12.15	11.44	10.75	10.38	10.19
Value at end of period	15.54	14.73	15.14	14.61	13.66	12.86	12.15	11.44	10.75	10.38
Number of accumulation units outstanding at end of period	60,891	60,140	85,752	111,206	104,214	203,003	165,154	87,319	201,607	144,138
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	17.19	16.03	14.74	14.62	13.48	11.22	13.05	12.39	11.53	11.09
Value at end of period	18.00	17.19	16.03	14.74	14.62	13.48	11.22	13.05	12.39	11.53
Number of accumulation units outstanding at end of period	5,324	2,965	10,269	22,212	25,117	27,744	21,583	14,813	29,317	20,173
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	15.88	14.61	13.09	12.93	11.62	10.00
Value at end of period	16.80	15.88	14.61	13.09	12.93	11.62
Number of accumulation units outstanding at end of period	593	537	742	1,560	2,095	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	17.30	15.14	13.32	13.49	11.94	10.00
Value at end of period	18.33	17.30	15.14	13.32	13.49	11.94
Number of accumulation units outstanding at end of period	5,791	307	1,971	1,345	14,524	133
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.72	15.54	13.45	13.93	12.18	10.00
Value at end of period	19.85	18.72	15.54	13.45	13.93	12.18
Number of accumulation units outstanding at end of period	3,290	285	5,070	112	4,113	3,715
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	19.09	15.62	13.45	14.06	12.25	10.00
Value at end of period	20.16	19.09	15.62	13.45	14.06	12.25
Number of accumulation units outstanding at end of period	3,794	619	3,606	2,815	741	—
-Appendix 62-

GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	19.06	15.61	13.42	14.09	12.29	10.00
Value at end of period	20.00	19.06	15.61	13.42	14.09	12.29
Number of accumulation units outstanding at end of period	4,054	7	201	2,378	92	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	23.44	21.75	18.79	18.04	16.04	11.61	14.88	13.80	12.45	12.03
Value at end of period	24.19	23.44	21.75	18.79	18.04	16.04	11.61	14.88	13.80	12.45
Number of accumulation units outstanding at end of period	11,487	8,080	14,418	19,310	42,541	101,170	114,851	124,016	112,349	80,152
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	30.09	22.37	19.34	19.79	16.00	12.55	18.68	18.14	15.41	14.56
Value at end of period	31.47	30.09	22.37	19.34	19.79	16.00	12.55	18.68	18.14	15.41
Number of accumulation units outstanding at end of period	1,437	2,091	11,485	19,968	26,562	63,163	85,779	50,195	52,683	39,103
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	23.40	18.33	15.68	16.02	14.70	11.18	24.24	22.86	16.87	14.49
Value at end of period	23.57	23.40	18.33	15.68	16.02	14.70	11.18	24.24	22.86	16.87
Number of accumulation units outstanding at end of period	8,212	6,583	9,382	21,497	49,879	90,733	107,833	106,679	154,607	88,166
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	20.80	17.95	16.03	16.28	14.63	11.79	15.41	14.42	12.91	12.17
Value at end of period	22.08	20.80	17.95	16.03	16.28	14.63	11.79	15.41	14.42	12.91
Number of accumulation units outstanding at end of period	58,902	8,759	85,879	159,451	278,694	382,424	342,520	325,854	497,048	311,090
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	22.19	18.48	16.26	16.67	14.77	11.51	16.55	15.47	13.63	12.69
Value at end of period	23.65	22.19	18.48	16.26	16.67	14.77	11.51	16.55	15.47	13.63
Number of accumulation units outstanding at end of period	119,977	24,128	88,042	179,973	216,814	333,328	279,681	261,542	358,989	197,892
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	19.33	17.33	15.71	15.76	14.36	11.79	14.44	13.60	12.41	11.74
Value at end of period	20.37	19.33	17.33	15.71	15.76	14.36	11.79	14.44	13.60	12.41

-Appendix 63-

Number of accumulation units outstanding at end of period	6,433	1,814	28,023	42,415	57,363	96,488	105,708	64,881	79,721	41,291
GREAT-WEST MONEY MARKET
Value at beginning of period	11.31	11.34	11.37	11.40	11.43	11.45	11.27	10.79	10.34	10.09
Value at end of period	11.28	11.31	11.34	11.37	11.40	11.43	11.45	11.27	10.79	10.34
Number of accumulation units outstanding at end of period	21,655	267	44,619	117,639	67,578	331,348	346,698	394,031	361,594	284,632
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	31.00	22.11	19.14	19.12	15.25	12.23	17.86	18.06	15.80	14.79
Value at end of period	32.53	31.00	22.11	19.14	19.12	15.25	12.23	17.86	18.06	15.80
Number of accumulation units outstanding at end of period	11,316	4,688	31,054	23,261	36,535	92,686	99,562	80,537	199,336	189,005
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	22.79	15.78	13.76	13.87	11.24	8.53	14.56	13.00	12.70	12.17
Value at end of period	21.62	22.79	15.78	13.76	13.87	11.24	8.53	14.56	13.00	12.70
Number of accumulation units outstanding at end of period	2,477	426	5,300	7,926	20,378	57,936	73,810	90,577	96,314	103,912
GREAT-WEST STOCK INDEX
Value at beginning of period	21.76	16.56	14.37	14.24	12.36	9.77	15.62	14.90	13.02	12.43
Value at end of period	24.47	21.76	16.56	14.37	14.24	12.36	9.77	15.62	14.90	13.02
Number of accumulation units outstanding at end of period	59,200	21,714	114,516	166,777	260,787	640,775	721,806	708,144	1,109,700	1,058,265
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	22.22	17.13	14.65	14.82	12.91	10.34	16.24	15.77	13.27	12.78
Value at end of period	23.80	22.22	17.13	14.65	14.82	12.91	10.34	16.24	15.77	13.27
Number of accumulation units outstanding at end of period	14,848	11,559	41,287	50,435	87,524	207,541	161,308	223,399	325,229	213,041
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	31.87	23.43	20.66	21.07	16.56	11.46	19.27	16.53	15.52	13.63
Value at end of period	35.86	31.87	23.43	20.66	21.07	16.56	11.46	19.27	16.53	15.52
Number of accumulation units outstanding at end of period	13,120	11,470	38,363	38,779	75,769	106,291	53,018	71,051	169,064	101,179
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	14.67	15.01	14.58	13.83	13.13	12.42	11.69	11.01	10.57	10.37

-Appendix 64-

Value at end of period	15.43	14.67	15.01	14.58	13.83	13.13	12.42	11.69	11.01	10.57
Number of accumulation units outstanding at end of period	14,047	1,714	59,186	19,807	63,881	193,514	181,287	166,214	211,994	170,957
INVESCO AMERICAN FRANCHISE
Value at beginning of period	19.00	13.63	12.08	13.00	11.13	8.93	14.45	12.54	11.74	11.42
Value at end of period	20.53	19.00	13.63	12.08	13.00	11.13	8.93	14.45	12.54	11.74
Number of accumulation units outstanding at end of period	292	—	1,067	1,297	1,433	2,640	3,101	3,538	4,712	4,075
INVESCO AMERICAN VALUE
Value at beginning of period	16.19	12.14	10.43	10.42	8.59	6.20	10.00
Value at end of period	17.63	16.19	12.14	10.43	10.42	8.59	6.20
Number of accumulation units outstanding at end of period	8,829	17,485	95,344	34,725	65,359	17,467	67
INVESCO COMSTOCK
Value at beginning of period	15.96	11.86	10.03	10.28	8.94	6.94	10.88	11.14	10.00
Value at end of period	17.33	15.96	11.86	10.03	10.28	8.94	6.94	10.88	11.14
Number of accumulation units outstanding at end of period	16,540	8,052	13,282	17,807	17,445	52,649	41,044	22,870	5,310
INVESCO MID CAP GROWTH
Value at beginning of period	25.63	18.68	16.59	17.39	14.12	9.91	18.77	16.75	14.41	13.09
Value at end of period	27.59	25.63	18.68	16.59	17.39	14.12	9.91	18.77	16.75	14.41
Number of accumulation units outstanding at end of period	38	—	2,094	2,708	5,733	10,566	5,106	2,132	4,613	4,392
INVESCO SMALL CAP GROWTH
Value at beginning of period	29.29	20.99	17.78	18.05	14.33	10.68	17.49	15.74	13.80	12.78
Value at end of period	31.46	29.29	20.99	17.78	18.05	14.33	10.68	17.49	15.74	13.80
Number of accumulation units outstanding at end of period	104	—	—	372	879	2,907	2,794	4,199	6,656	6,415
JANUS GLOBAL RESEARCH
Value at beginning of period	18.53	14.57	12.19	14.18	12.30	8.95	16.33	14.98	12.74	12.07
Value at end of period	19.83	18.53	14.57	12.19	14.18	12.30	8.95	16.33	14.98	12.74
Number of accumulation units outstanding at end of period	417	—	1,436	1,918	4,191	7,907	6,944	7,311	8,358	7,173
JANUS TWENTY
Value at beginning of period	29.58	22.28	18.26	19.94	18.68	13.07	22.59	16.66	14.87	13.62
Value at end of period	32.14	29.58	22.28	18.26	19.94	18.68	13.07	22.59	16.66	14.87

-Appendix 65-

Number of accumulation units outstanding at end of period	155	—	3,677	3,940	5,980	8,586	5,312	4,543	19,761	24,418
JENSEN QUALITY GROWTH
Value at beginning of period	19.00	14.45	12.79	12.97	11.66	9.09	12.86	12.04	10.62	10.82
Value at end of period	21.10	19.00	14.45	12.79	12.97	11.66	9.09	12.86	12.04	10.62
Number of accumulation units outstanding at end of period	1,200	—	5,614	6,099	9,479	11,807	7,359	4,803	14,011	7,906
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.04	14.76	13.48	14.11	11.36	10.00
Value at end of period	21.81	20.04	14.76	13.48	14.11	11.36
Number of accumulation units outstanding at end of period	1,645	44	1,022	3,075	3,775	5,103
MAINSTAY U.S. SMALL CAP
Value at beginning of period	15.96	11.65	10.39	10.74	8.68	5.87	9.31	11.32	10.00
Value at end of period	16.89	15.96	11.65	10.39	10.74	8.68	5.87	9.31	11.32
Number of accumulation units outstanding at end of period	13	—	219	232	264	557	1,119	5,381	20
MFS GROWTH
Value at beginning of period	19.81	14.57	12.48	12.59	11.17	9.03	14.27	12.48	11.78	11.66
Value at end of period	21.45	19.81	14.57	12.48	12.59	11.17	9.03	14.27	12.48	11.78
Number of accumulation units outstanding at end of period	797	1,285	2,973	—	14	14	14	154	211	282
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.43	14.30	12.61	12.84	11.79	8.23	15.26	13.45	12.54	12.01
Value at end of period	21.15	18.43	14.30	12.61	12.84	11.79	8.23	15.26	13.45	12.54
Number of accumulation units outstanding at end of period	2,750	3,484	2,722	9,130	17,317	19,732	18,445	17,065	12,627	8,651
OPPENHEIMER GLOBAL
Value at beginning of period	22.19	17.54	14.57	15.99	13.86	9.98	16.97	16.05	13.71	12.07
Value at end of period	22.59	22.19	17.54	14.57	15.99	13.86	9.98	16.97	16.05	13.71
Number of accumulation units outstanding at end of period	24,900	23,637	81,110	142,288	151,388	161,103	63,711	44,491	61,197	38,226
PIMCO TOTAL RETURN
Value at beginning of period	17.00	17.42	15.86	15.30	14.13	12.48	11.96	11.02	10.65	10.40
Value at end of period	17.70	17.00	17.42	15.86	15.30	14.13	12.48	11.96	11.02	10.65

-Appendix 66-

Number of accumulation units outstanding at end of period	26,935	25,379	56,423	53,414	120,852	183,414	118,510	78,161	91,301	43,992
PIONEER EQUITY INCOME VCT
Value at beginning of period	23.03	17.92	16.33	15.48	13.02	11.46	16.52	16.47	13.52	12.85
Value at end of period	25.90	23.03	17.92	16.33	15.48	13.02	11.46	16.52	16.47	13.52
Number of accumulation units outstanding at end of period	1,271	269	2,978	2,481	27,863	7,216	5,873	6,331	9,160	11,917
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.47	14.57	12.71	12.38	10.99	7.43	10.00
Value at end of period	15.70	15.47	14.57	12.71	12.38	10.99	7.43
Number of accumulation units outstanding at end of period	11,556	4,578	7,250	4,206	3,249	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.32	9.19	7.56	9.64	8.16	5.24	10.00
Value at end of period	9.75	11.32	9.19	7.56	9.64	8.16	5.24
Number of accumulation units outstanding at end of period	13,112	10,560	73,817	77,174	26,516	9,182	107
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	21.44	14.86	12.96	13.01	10.52	7.97	13.59	12.14	11.99	10.00
Value at end of period	20.48	21.44	14.86	12.96	13.01	10.52	7.97	13.59	12.14	11.99
Number of accumulation units outstanding at end of period	8,547	5,571	18,933	22,397	37,134	69,900	57,961	59,528	41,514	9,172
ROYCE TOTAL RETURN
Value at beginning of period	15.47	11.73	10.31	10.54	8.59	6.84	10.00
Value at end of period	15.59	15.47	11.73	10.31	10.54	8.59	6.84
Number of accumulation units outstanding at end of period	3,638	5,075	5,959	24,597	74,690	19,157	5,987
RS SELECT GROWTH
Value at beginning of period	24.93	18.14	15.33	14.60	11.13	7.57	13.80	12.17	11.29	11.50
Value at end of period	25.16	24.93	18.14	15.33	14.60	11.13	7.57	13.80	12.17	11.29
Number of accumulation units outstanding at end of period	716	380	1,853	1,435	1,947	2,291	1,178	1,805	2,734	2,998
RS SMALL CAP GROWTH
Value at beginning of period	29.42	19.77	17.27	17.73	13.92	9.45	17.42	15.32	14.03	13.97
Value at end of period	32.10	29.42	19.77	17.27	17.73	13.92	9.45	17.42	15.32	14.03

-Appendix 67-

Number of accumulation units outstanding at end of period	96	—	1,583	1,681	2,531	3,682	2,393	3,738	6,710	12,766
INVESTMENT DIVISION (0.00)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	18.05	15.65	14.74	14.73	13.35	10.33	15.14	13.47	12.87	11.87
Value at end of period	19.75	18.05	15.65	14.74	14.73	13.35	10.33	15.14	13.47	12.87
Number of accumulation units outstanding at end of period	28,095	15,118	18,209	23,328	21,807	22,017	22,089	22,346	1,141	2,366
ALGER MID CAP GROWTH
Value at beginning of period	25.54	18.80	16.18	17.64	14.78	9.74	23.39	17.78	16.14	14.70
Value at end of period	27.59	25.54	18.80	16.18	17.64	14.78	9.74	23.39	17.78	16.14
Number of accumulation units outstanding at end of period	126,293	154,168	154,786	154,992	150,784	207,526	120,085	111,057	16,279	14,742
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	30.76	25.75	23.09	22.29	19.68	17.53	21.93	21.54	18.04	17.60
Value at end of period	34.59	30.76	25.75	23.09	22.29	19.68	17.53	21.93	21.54	18.04
Number of accumulation units outstanding at end of period	106,479	127,277	169,533	189,794	153,478	121,417	118,449	109,497	29,831	18,167
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	26.19	19.29	16.85	16.35	14.33	12.16	18.61	18.66	15.93	15.20
Value at end of period	29.46	26.19	19.29	16.85	16.35	14.33	12.16	18.61	18.66	15.93
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	16.82	12.61	10.49	11.06	9.88	7.36	12.12	10.96	10.00
Value at end of period	18.32	16.82	12.61	10.49	11.06	9.88	7.36	12.12	10.96
Number of accumulation units outstanding at end of period	262,041	236,113	172,093	190,788	212,991	142,398	245,288	39,577	14,851
ARTISAN INTERNATIONAL
Value at beginning of period	17.70	14.14	11.28	12.16	11.48	8.22	15.49	12.94	10.30	8.86
Value at end of period	17.53	17.70	14.14	11.28	12.16	11.48	8.22	15.49	12.94	10.30
Number of accumulation units outstanding at end of period	532,098	524,152	800,931	535,350	468,426	485,934	386,360	187,254	26,213	9,000
CLEARBRIDGE VALUE TRUST

-Appendix 68-

Value at beginning of period	15.61	11.30	9.75	10.08	9.39	6.63	14.66	15.61	14.65	13.82
Value at end of period	17.74	15.61	11.30	9.75	10.08	9.39	6.63	14.66	15.61	14.65
Number of accumulation units outstanding at end of period	13,224	19,038	27,606	31,556	39,831	41,610	52,426	62,807	12,841	11,920
COLUMBIA MID CAP VALUE
Value at beginning of period	14.69	10.90	9.37	9.82	8.01	6.07	10.00
Value at end of period	16.41	14.69	10.90	9.37	9.82	8.01	6.07
Number of accumulation units outstanding at end of period	391,557	99,966	63,759	440,669	170,175	127,529	78,162
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	23.65	20.01	17.71	17.85	15.77	12.70	17.71	16.23	14.51	13.63
Value at end of period	26.03	23.65	20.01	17.71	17.85	15.77	12.70	17.71	16.23	14.51
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	—	—	—	—
DAVIS NEW YORK VENTURE
Value at beginning of period	14.68	10.94	9.74	10.26	9.18	6.98	11.68	11.16	10.00
Value at end of period	15.60	14.68	10.94	9.74	10.26	9.18	6.98	11.68	11.16
Number of accumulation units outstanding at end of period	95,652	112,322	142,690	175,600	187,959	203,149	214,968	43,329	9,631
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.58	13.51	12.29	12.97	11.52	10.09	14.21	12.85	11.07	10.87
Value at end of period	18.98	17.58	13.51	12.29	12.97	11.52	10.09	14.21	12.85	11.07
Number of accumulation units outstanding at end of period	81,092	180,137	78,533	92,802	120,279	111,412	180,062	109,714	51,441	41,151
FIDELITY VIP CONTRAFUND
Value at beginning of period	33.56	25.56	21.96	22.52	19.22	14.16	24.63	20.95	18.75	16.03
Value at end of period	37.56	33.56	25.56	21.96	22.52	19.22	14.16	24.63	20.95	18.75
Number of accumulation units outstanding at end of period	381,439	416,080	457,790	484,539	453,528	404,861	202,272	151,210	45,984	42,628
FIDELITY VIP GROWTH
Value at beginning of period	22.29	16.35	14.26	14.23	11.46	8.93	16.91	13.31	12.46	11.78
Value at end of period	24.81	22.29	16.35	14.26	14.23	11.46	8.93	16.91	13.31	12.46
Number of accumulation units outstanding at end of period	425,727	472,459	580,391	605,656	597,525	552,092	838,609	775,813	497,756	528,427
FRANKLIN SMALL-MID CAP GROWTH

-Appendix 69-

Value at beginning of period	32.67	23.57	21.28	22.38	17.42	12.17	21.17	18.96	17.63	15.95
Value at end of period	35.13	32.67	23.57	21.28	22.38	17.42	12.17	21.17	18.96	17.63
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	27.52	21.36	18.34	19.19	16.61	12.49	20.82	19.44	16.83	15.47
Value at end of period	29.76	27.52	21.36	18.34	19.19	16.61	12.49	20.82	19.44	16.83
Number of accumulation units outstanding at end of period	2,217,320	2,179,653	2,212,402	2,569,679	2,490,071	5,775,731	5,555,723	5,234,106	4,776,795	4,188,964
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	48.04	32.56	27.08	29.08	24.33	14.89	25.04	25.35	22.77	22.02
Value at end of period	51.79	48.04	32.56	27.08	29.08	24.33	14.89	25.04	25.35	22.77
Number of accumulation units outstanding at end of period	234,116	303,813	238,143	285,556	259,320	255,431	218,434	189,993	90,402	92,346
GREAT-WEST BOND INDEX
Value at beginning of period	20.70	21.23	20.43	19.06	17.90	16.86	15.84	14.84	14.30	14.01
Value at end of period	21.89	20.70	21.23	20.43	19.06	17.90	16.86	15.84	14.84	14.30
Number of accumulation units outstanding at end of period	433,085	465,642	588,028	486,855	374,426	389,215	384,832	310,746	55,512	55,882
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	23.13	21.50	19.72	19.52	17.95	14.91	17.29	16.38	15.20	14.58
Value at end of period	24.27	23.13	21.50	19.72	19.52	17.95	14.91	17.29	16.38	15.20
Number of accumulation units outstanding at end of period	1,322,409	1,177,459	1,143,840	1,146,602	952,696	2,458,474	2,433,064	2,153,179	1,983,576	1,799,926
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	16.07	14.74	13.17	12.98	11.63	10.00
Value at end of period	17.04	16.07	14.74	13.17	12.98	11.63
Number of accumulation units outstanding at end of period	101,603	228,636	234,145	281,767	218,699	1,460
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	17.50	15.28	13.41	13.55	11.96	10.00
Value at end of period	18.59	17.50	15.28	13.41	13.55	11.96
Number of accumulation units outstanding at end of period	92,664	100,508	125,283	143,567	80,072	20,446

-Appendix 70-

GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	18.93	15.68	13.54	13.98	12.20	10.00
Value at end of period	20.13	18.93	15.68	13.54	13.98	12.20
Number of accumulation units outstanding at end of period	101,765	247,569	286,509	255,899	224,236	25
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	19.31	15.76	13.54	14.11	12.27	10.00
Value at end of period	20.45	19.31	15.76	13.54	14.11	12.27
Number of accumulation units outstanding at end of period	54,346	265,603	276,323	251,767	235,999	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	19.28	15.75	13.51	14.15	12.31	10.00
Value at end of period	20.29	19.28	15.75	13.51	14.15	12.31
Number of accumulation units outstanding at end of period	36,986	105,919	87,020	74,983	69,053	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	36.98	34.22	29.49	28.24	25.05	18.09	23.12	21.39	19.25	18.56
Value at end of period	38.25	36.98	34.22	29.49	28.24	25.05	18.09	23.12	21.39	19.25
Number of accumulation units outstanding at end of period	778,261	808,271	838,452	773,554	985,189	2,083,927	2,087,523	2,044,614	1,682,333	1,458,792
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	39.98	29.64	25.57	26.10	21.05	16.47	24.45	23.69	20.07	18.92
Value at end of period	41.93	39.98	29.64	25.57	26.10	21.05	16.47	24.45	23.69	20.07
Number of accumulation units outstanding at end of period	62,762	85,972	96,491	132,327	119,820	88,847	144,042	79,815	26,346	24,704
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	22.49	17.57	14.99	15.28	13.99	10.61	22.95	21.60	15.90	13.62
Value at end of period	22.71	22.49	17.57	14.99	15.28	13.99	10.61	22.95	21.60	15.90
Number of accumulation units outstanding at end of period	274,057	357,848	313,022	309,781	256,851	247,218	233,775	331,145	147,526	123,517
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	26.59	22.89	20.39	20.65	18.52	14.88	19.40	18.11	16.17	15.22
Value at end of period	28.29	26.59	22.89	20.39	20.65	18.52	14.88	19.40	18.11	16.17

-Appendix 71-

Number of accumulation units outstanding at end of period	5,120,439	4,229,653	4,475,083	6,540,401	6,320,221	13,202,113	13,198,087	12,593,069	11,346,126	10,149,385
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	27.71	23.01	20.21	20.65	18.25	14.20	20.35	18.97	16.67	15.49
Value at end of period	29.60	27.71	23.01	20.21	20.65	18.25	14.20	20.35	18.97	16.67
Number of accumulation units outstanding at end of period	4,193,607	4,147,936	4,385,770	4,932,318	4,810,964	12,903,689	12,814,095	12,169,255	10,921,073	9,544,912
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	23.98	21.44	19.39	19.40	17.63	14.44	17.64	16.58	15.08	14.24
Value at end of period	25.32	23.98	21.44	19.39	19.40	17.63	14.44	17.64	16.58	15.08
Number of accumulation units outstanding at end of period	2,600,310	2,171,359	1,980,130	1,807,771	1,622,405	3,349,417	3,319,966	3,082,208	2,698,011	2,422,600
GREAT-WEST MONEY MARKET
Value at beginning of period	14.02	14.02	14.02	14.02	14.02	14.02	13.75	13.13	12.56	12.23
Value at end of period	14.02	14.02	14.02	14.02	14.02	14.02	14.02	13.75	13.13	12.56
Number of accumulation units outstanding at end of period	885,579	812,661	888,871	950,011	965,594	747,833	749,998	572,328	274,328	212,526
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	37.81	26.90	23.22	23.14	18.41	14.73	21.46	21.64	18.89	17.64
Value at end of period	39.78	37.81	26.90	23.22	23.14	18.41	14.73	21.46	21.64	18.89
Number of accumulation units outstanding at end of period	123,695	113,687	296,162	271,030	268,224	229,236	251,114	233,203	24,449	17,052
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	24.77	17.10	14.87	14.96	12.09	9.15	15.59	13.88	13.52	12.93
Value at end of period	23.55	24.77	17.10	14.87	14.96	12.09	9.15	15.59	13.88	13.52
Number of accumulation units outstanding at end of period	64,619	77,909	95,093	114,731	119,368	139,466	150,645	142,533	70,285	80,334
GREAT-WEST STOCK INDEX
Value at beginning of period	21.47	16.30	14.11	13.94	12.08	9.53	15.19	14.44	12.60	11.99
Value at end of period	24.21	21.47	16.30	14.11	13.94	12.08	9.53	15.19	14.44	12.60
Number of accumulation units outstanding at end of period	1,245,925	1,511,244	2,151,082	2,083,962	2,161,331	1,981,911	1,950,115	1,617,768	692,179	985,487
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	26.95	20.73	17.69	17.85	15.51	12.39	19.41	18.80	15.78	15.16

-Appendix 72-

Value at end of period	28.94	26.95	20.73	17.69	17.85	15.51	12.39	19.41	18.80	15.78
Number of accumulation units outstanding at end of period	286,302	376,906	434,846	479,304	503,254	406,387	348,305	355,484	76,839	67,391
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	49.30	36.16	31.80	32.35	25.36	17.51	29.36	25.12	23.54	20.62
Value at end of period	55.60	49.30	36.16	31.80	32.35	25.36	17.51	29.36	25.12	23.54
Number of accumulation units outstanding at end of period	896,086	925,996	925,208	943,850	1,137,581	2,660,398	2,722,503	2,764,946	2,647,299	2,520,177
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.97	21.40	20.73	19.61	18.58	17.52	16.46	15.46	14.81	14.50
Value at end of period	22.11	20.97	21.40	20.73	19.61	18.58	17.52	16.46	15.46	14.81
Number of accumulation units outstanding at end of period	328,004	388,197	485,530	415,229	478,764	360,533	362,740	276,535	91,979	126,451
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.85	7.77	6.86	7.37	6.29	5.04	8.13	7.04	6.57	6.38
Value at end of period	11.76	10.85	7.77	6.86	7.37	6.29	5.04	8.13	7.04	6.57
Number of accumulation units outstanding at end of period	17,673	13,497	14,072	29,522	15,120	12,895	7,794	7,073	1,383	1,409
INVESCO AMERICAN VALUE
Value at beginning of period	16.42	12.28	10.52	10.48	8.63	6.21	10.00
Value at end of period	17.92	16.42	12.28	10.52	10.48	8.63	6.21
Number of accumulation units outstanding at end of period	122,235	137,144	575,438	182,982	258,010	77,005	13,324
INVESCO COMSTOCK
Value at beginning of period	16.26	12.05	10.17	10.39	9.01	6.98	10.92	11.15	10.00
Value at end of period	17.70	16.26	12.05	10.17	10.39	9.01	6.98	10.92	11.15
Number of accumulation units outstanding at end of period	201,066	131,859	72,708	85,581	65,285	40,417	39,712	27,242	6,727
INVESCO MID CAP GROWTH
Value at beginning of period	11.85	8.62	7.63	7.98	6.47	4.53	8.55	7.61	6.53	5.92
Value at end of period	12.79	11.85	8.62	7.63	7.98	6.47	4.53	8.55	7.61	6.53
Number of accumulation units outstanding at end of period	14,789	33,155	23,122	23,900	15,825	19,630	22,604	17,436	7,835	9,238
INVESCO SMALL CAP GROWTH
Value at beginning of period	26.06	18.63	15.74	15.94	12.62	9.38	15.33	13.76	12.04	11.11
-Appendix 73-

Value at end of period	28.06	26.06	18.63	15.74	15.94	12.62	9.38	15.33	13.76	12.04
Number of accumulation units outstanding at end of period	16,939	18,796	17,391	18,340	13,043	3,116	5,232	6,800	4,539	6,004
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	22.79	17.74	14.77	17.13	14.83	10.74	19.41	17.70	14.98	14.15
Value at end of period	24.49	22.79	17.74	14.77	17.13	14.83	10.74	19.41	17.70	14.98
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	—	—	—	—
JANUS FUND
Value at beginning of period	24.57	18.95	16.08	17.10	15.35	11.20	18.61	16.15	14.61	14.05
Value at end of period	27.70	24.57	18.95	16.08	17.10	15.35	11.20	18.61	16.15	14.61
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	—	—	—	—
JANUS GLOBAL RESEARCH
Value at beginning of period	9.42	7.39	6.16	7.15	6.19	4.49	8.17	7.48	6.35	6.00
Value at end of period	10.10	9.42	7.39	6.16	7.15	6.19	4.49	8.17	7.48	6.35
Number of accumulation units outstanding at end of period	12,275	16,259	16,181	24,134	20,277	22,102	33,916	26,254	10,160	15,839
JANUS TWENTY
Value at beginning of period	13.09	9.84	8.04	8.76	8.19	5.71	9.85	7.24	6.45	5.90
Value at end of period	14.26	13.09	9.84	8.04	8.76	8.19	5.71	9.85	7.24	6.45
Number of accumulation units outstanding at end of period	24,871	33,143	32,080	41,275	39,795	51,454	59,483	58,344	18,312	22,900
JENSEN QUALITY GROWTH
Value at beginning of period	19.20	14.57	12.86	13.01	11.67	9.07	12.80	11.96	10.52	10.69
Value at end of period	21.38	19.20	14.57	12.86	13.01	11.67	9.07	12.80	11.96	10.52
Number of accumulation units outstanding at end of period	11,829	17,432	17,405	18,751	17,007	23,062	27,882	24,957	6,940	5,993
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.26	14.88	13.56	14.16	11.37	10.00
Value at end of period	22.10	20.26	14.88	13.56	14.16	11.37
Number of accumulation units outstanding at end of period	18,720	20,480	19,026	24,502	22,002	9,607
MAINSTAY U.S. SMALL CAP
Value at beginning of period	16.26	11.83	10.53	10.86	8.75	5.90	9.35	11.32	10.00
Value at end of period	17.25	16.26	11.83	10.53	10.86	8.75	5.90	9.35	11.32

-Appendix 74-

Number of accumulation units outstanding at end of period	154	315	1,192	4,814	6,098	7,902	28,930	14,996	—
MFS GROWTH
Value at beginning of period	18.84	13.83	11.81	11.89	10.52	8.48	13.37	11.67	10.98	10.84
Value at end of period	20.45	18.84	13.83	11.81	11.89	10.52	8.48	13.37	11.67	10.98
Number of accumulation units outstanding at end of period	5,901	5,901	5,911	5,911	5,984	5,925	6,282	513	454	631
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.14	13.26	11.67	11.85	10.86	7.56	13.98	12.29	11.43	10.92
Value at end of period	19.72	17.14	13.26	11.67	11.85	10.86	7.56	13.98	12.29	11.43
Number of accumulation units outstanding at end of period	33,872	36,575	40,360	46,833	36,402	53,130	32,576	64,190	6,705	4,967
OPPENHEIMER GLOBAL
Value at beginning of period	22.72	17.92	14.84	16.25	14.05	10.09	17.12	16.15	13.76	12.09
Value at end of period	23.19	22.72	17.92	14.84	16.25	14.05	10.09	17.12	16.15	13.76
Number of accumulation units outstanding at end of period	240,900	399,053	453,099	540,675	377,915	210,831	152,246	94,680	16,143	10,031
PIMCO TOTAL RETURN
Value at beginning of period	19.81	20.25	18.39	17.70	16.30	14.36	13.73	12.62	12.17	11.85
Value at end of period	20.68	19.81	20.25	18.39	17.70	16.30	14.36	13.73	12.62	12.17
Number of accumulation units outstanding at end of period	708,520	733,274	490,958	475,113	426,702	294,741	129,149	116,492	20,103	12,645
PIONEER EQUITY INCOME VCT
Value at beginning of period	22.69	17.61	16.01	15.14	12.70	11.15	16.04	15.95	13.06	12.38
Value at end of period	25.58	22.69	17.61	16.01	15.14	12.70	11.15	16.04	15.95	13.06
Number of accumulation units outstanding at end of period	26,819	20,256	20,447	29,859	49,789	12,985	18,027	14,469	2,515	1,854
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.69	14.74	12.83	12.46	11.04	7.44	10.00
Value at end of period	15.96	15.69	14.74	12.83	12.46	11.04	7.44
Number of accumulation units outstanding at end of period	130,914	67,376	68,473	42,038	43,624	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.47	9.29	7.62	9.70	8.20	5.24	10.00
Value at end of period	9.91	11.47	9.29	7.62	9.70	8.20	5.24

-Appendix 75-

Number of accumulation units outstanding at end of period	161,995	218,674	276,517	289,898	138,526	64,068	6,149
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	21.91	15.15	13.18	13.20	10.64	8.04	13.68	12.19	12.01	10.00
Value at end of period	20.98	21.91	15.15	13.18	13.20	10.64	8.04	13.68	12.19	12.01
Number of accumulation units outstanding at end of period	130,689	176,910	204,248	241,357	177,488	159,649	114,746	76,465	19,681	7,900
ROYCE TOTAL RETURN
Value at beginning of period	15.69	11.87	10.40	10.61	8.62	6.85	10.00
Value at end of period	15.84	15.69	11.87	10.40	10.61	8.62	6.85
Number of accumulation units outstanding at end of period	52,245	187,291	168,454	182,441	278,465	56,926	4,742
RS SELECT GROWTH
Value at beginning of period	25.53	18.53	15.62	14.84	11.28	7.65	13.92	12.24	11.33	11.51
Value at end of period	25.83	25.53	18.53	15.62	14.84	11.28	7.65	13.92	12.24	11.33
Number of accumulation units outstanding at end of period	1,370	1,913	3,868	2,977	2,648	2,319	2,882	2,633	2,336	2,446
RS SMALL CAP GROWTH
Value at beginning of period	12.00	8.04	7.01	7.18	5.62	3.81	7.00	6.14	5.61	5.57
Value at end of period	13.13	12.00	8.04	7.01	7.18	5.62	3.81	7.00	6.14	5.61
Number of accumulation units outstanding at end of period	10,999	15,583	15,719	17,926	16,307	16,419	19,017	23,819	17,125	17,806

-Appendix 76-

APPENDIX B
CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus

(ii)
the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus or plus

(iii)
a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and

(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c)
is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Contract Schedule of Terms and Fees.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

-Appendix 77-

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone:  (800) 537-2033 (U.S.)
(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2015 , which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2015

Page
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3

UNDERWRITER	3

FINANCIAL STATEMENTS	3

2

CUSTODIAN AND INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

A.   Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great-West”).  The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West.  Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds.  Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.

B.   Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as Great-West’s and the Series Account's independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements and the related financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing .

UNDERWRITER

The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West.  GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account.  The variable interests of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

3

Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2014 and 2013
and Related Statements of Income, Comprehensive Income (Loss), Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2014 and Report of Independent Registered Public Accounting Firm

Item 8.                                 Financial Statements and Supplementary Data

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedule listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2015

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,953,144 and $17,807,359)	$20,162,078	$18,469,544
Fixed maturities, held for trading, at fair value (amortized cost of $331,081 and $333,892)	338,543	336,055
Mortgage loans on real estate (net of valuation allowances of $2,890 and $2,890)	3,363,570	3,134,255
Policy loans	4,130,062	4,185,472
Short-term investments (amortized cost of $263,501 and $294,287)	263,501	294,287
Limited partnership and other corporation interests	49,421	79,236
Other investments	16,068	17,574
Total investments	28,323,243	26,516,423
Other assets:
Cash	12,775	7,491
Reinsurance receivable	611,270	588,533
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	378,694	343,288
Investment income due and accrued	278,886	270,024
Collateral under securities lending agreements	13,741	18,534
Due from parent and affiliates	47,193	91,057
Goodwill	137,683	105,255
Other intangible assets	27,915	15,155
Other assets	773,651	707,856
Assets of discontinued operations	24,324	29,007
Separate account assets	27,718,844	26,630,904
Total assets	$58,348,219	$55,323,527

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$25,968,411	$24,609,155
Policy and contract claims	339,104	345,261
Policyholders’ funds	335,484	345,689
Provision for policyholders’ dividends	58,577	62,797
Undistributed earnings on participating business	20,050	10,776
Total policy benefit liabilities	26,721,626	25,373,678
General liabilities:
Due to parent and affiliates	547,266	541,793
Commercial paper	98,589	98,990
Payable under securities lending agreements	13,741	18,534
Deferred income tax liabilities, net	314,616	106,849
Other liabilities	771,700	648,040
Liabilities of discontinued operations	24,324	29,007
Separate account liabilities	27,718,844	26,630,904
Total liabilities	56,210,706	53,447,795
Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	777,664	774,115
Accumulated other comprehensive income	603,018	345,754
Retained earnings	749,799	748,831
Total stockholder’s equity	2,137,513	1,875,732
Total liabilities and stockholder’s equity	$58,348,219	$55,323,527

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Premium income	$446,395	$464,093	$422,153
Fee income	729,179	618,244	535,823
Other revenue	7,506	7,355	—
Net investment income	1,228,388	1,091,389	1,191,551
Realized investment gains (losses), net:
Total other-than-temporary losses	(4,334)	(372)	(5,138)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	(434)	(61)
Other realized investment gains (losses), net	151,705	(13,330)	121,916
Total realized investment gains (losses), net	147,371	(14,136)	116,717
Total revenues	2,558,839	2,166,945	2,266,244
Benefits and expenses:
Life and other policy benefits	643,420	650,584	682,088
(Decrease) increase in future policy benefits	(56,073)	5,575	(66,697)
Interest paid or credited to contractholders	575,400	505,698	519,499
Provision for policyholders’ share of (losses) earnings on participating business	(1,041)	3,976	(580)
Dividends to policyholders	60,739	66,258	64,000
Total benefits	1,222,445	1,232,091	1,198,310
General insurance expenses	780,991	650,347	596,649
Amortization of DAC and VOBA	44,845	59,645	60,479
Interest expense	37,286	37,329	37,387
Total benefits and expenses	2,085,567	1,979,412	1,892,825
Income before income taxes	473,272	187,533	373,419
Income tax expense	155,903	58,791	135,305
Net income	$317,369	$128,742	$238,114

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Comprehensive Income (Loss)
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Comprehensive Income
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2014	2013	2012
Net income	$317,369	$128,742	$238,114
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	586,458	(718,735)	534,028
Unrealized holding gains (losses) arising on cash flow hedges	20,137	3,102	(18,881)
Reclassification adjustment for (gains) losses realized in net income	(56,159)	(42,982)	(107,713)
Net unrealized gains (losses) related to investments	550,436	(758,615)	407,434
Future policy benefits, DAC and VOBA adjustments	(58,760)	190,995	(83,835)
Employee benefit plan adjustment	(95,886)	121,551	(68,650)
Other, net	(154,646)	312,546	(152,485)
Other comprehensive income (loss) before income taxes	395,790	(446,069)	254,949
Income tax expense (benefit) related to items of other comprehensive income	138,526	(156,124)	89,232
Other comprehensive income (loss) (1)	257,264	(289,945)	165,717
Total comprehensive income (loss)	$574,633	$(161,203)	$403,831

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $177, $18,388 and $26,583 for the years ended December 31, 2014, 2013 and 2012, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2012	$7,032	$768,247	$469,982	$668,812	$1,914,073
Net income				238,114	238,114
Other comprehensive income, net of income taxes			165,717		165,717
Dividends				(184,401)	(184,401)
Capital contribution - stock-based compensation		2,314			2,314
Income tax benefit on stock-based compensation		480			480
Balances, December 31, 2012	7,032	771,041	635,699	722,525	2,136,297
Net income				128,742	128,742
Other comprehensive loss, net of income taxes			(289,945)		(289,945)
Dividends				(102,436)	(102,436)
Capital contribution - stock-based compensation		2,578			2,578
Income tax benefit on stock-based compensation		496			496
Balances, December 31, 2013	7,032	774,115	345,754	748,831	1,875,732
Net income				317,369	317,369
Other comprehensive income, net of income taxes			257,264		257,264
Dividends				(316,401)	(316,401)
Capital contribution - stock-based compensation		3,384			3,384
Income tax benefit on stock-based compensation		165			165
Balances, December 31, 2014	$7,032	$777,664	$603,018	$749,799	$2,137,513

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year ended December 31,
	2014	2013	2012
Cash flows from operating activities:
Net income	$317,369	$128,742	$238,114
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,041)	(804)	(580)
Amortization of premiums (accretion of discounts) on investments, net	(42,022)	(20,751)	(28,495)
Net realized (gains) losses on investments	(64,323)	(38,517)	(126,938)
Net proceeds (purchases) of trading securities	11,478	23,677	(220,646)
Interest credited to contractholders	571,860	507,987	515,356
Depreciation and amortization	76,461	81,061	82,595
Deferral of acquisition costs	(110,843)	(80,486)	(94,826)
Deferred income taxes	75,044	(24,087)	45,371
Amortization of low-income housing partnerships	21,713	31,918	39,621
Other, net	(4,984)	2,432	(2,681)
Changes in assets and liabilities:
Policy benefit liabilities	(151,096)	(49,980)	(192,755)
Reinsurance receivable	(18,054)	12,013	(15,893)
Investment income due and accrued	(8,951)	(12,448)	(8,654)
Other assets	(5,705)	(106,923)	(98,042)
Other liabilities	(6,568)	78,829	(37,444)
Net cash provided by operating activities	660,338	532,663	94,103
Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	4,124,159	4,022,064	4,308,965
Mortgage loans on real estate	384,306	289,531	172,950
Limited partnership interests, other corporation interests and other investments	7,555	22,200	12,530
Purchases of investments:
Fixed maturities, available-for-sale	(5,174,996)	(5,012,792)	(5,284,686)
Mortgage loans on real estate	(609,008)	(562,940)	(524,396)
Limited partnership interests, other corporation interests and other investments	(2,983)	(3,706)	(5,577)
Net change in short-term investments	22,096	(27,955)	81,058
Policy loans, net	(11,169)	(4,370)	4,983
Acquisition payment	(28,356)	—	—
Purchases of furniture, equipment and software	(35,537)	(20,618)	(23,525)
Net cash used in investing activities	(1,323,933)	(1,298,586)	(1,257,698)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year ended December 31,
	2014	2013	2012
Cash flows from financing activities:
Contract deposits	$2,709,043	$2,601,820	$2,881,112
Contract withdrawals	(1,757,936)	(1,780,048)	(1,636,066)
Change in due to/from parent and affiliates	49,337	(14,724)	37,598
Dividends paid	(316,401)	(102,436)	(184,401)
Proceeds from financing element derivatives	5,516	51,832	64,354
Payments for and interest (paid) received on financing element derivatives, net	(8,392)	(9,756)	4,470
Net commercial paper borrowings	(401)	1,003	451
Change in book overdrafts	(12,052)	13,840	(609)
Income tax benefit of stock option exercises	165	496	480
Net cash provided by financing activities	668,879	762,027	1,167,389

Net increase (decrease) in cash	5,284	(3,896)	3,794
Cash, beginning of year	7,491	11,387	7,593
Cash, end of year	$12,775	$7,491	$11,387

Supplemental disclosures of cash flow information:
Net cash received (paid) during the year for:
Income taxes	$46,453	$(10,327)	$53,281
Interest	(37,284)	(37,329)	(37,387)
Non-cash investing and financing transactions during the years:
Contingent consideration (See Note 2)	$(32,209)	$—	$—
Share-based compensation expense	(3,384)	(2,578)	(2,314)
Fair value of assets acquired in settlement of fixed maturity investments	—	—	(1,125)
Assets received from limited partnership investment distribution	—	(5,119)	—
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	—	(44,104)	—
Policy loans acquired in reinsurance termination (See Note 4)	—	(6,468)	—
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	—	(28,959)	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998.  GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company.  The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC, valuation of policy benefit liabilities, valuation of employee benefits plan obligation and the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration.  Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.     The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

2.    Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•
Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.
Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

•	The risks and rewards created by and shared through the entity and;

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.    Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.    Short-term investments include securities purchased with investment intent and with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost.

6.    The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties.  The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio.  The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term.  Securities lending transactions are accounted for as secured borrowings.  The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default.  The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral.  Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Non-cash collateral is not recognized as the Company does not have effective control.

7.    The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a fixed maturity investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security.  If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred.  In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion),

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

which is recognized as a separate component in AOCI.  The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.  After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings.  The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, interest rate swap futures and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Depending on whether the derivative instrument is designated a cash flow hedge or not qualifying for hedge accounting, the changes in fair value resulting from foreign currency translations are recorded in AOCI or net investment income, respectively. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets.  The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•
Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•
Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•
Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.

•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.

•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

•
Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Common collective trusts - the net asset value based on the underlying trust investments.

•
Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

•	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

•	Defined benefit plan limited partnership investments - capital account or net asset value adjusted for other relevant information.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate and the internally adjusted ABX Index spread. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and a monthly comparison to pricing vendor evaluations is performed and analyzed.

In some instances, securities are priced using external broker quotes.  In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained.  External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available.  Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows.  The book overdrafts, in the amounts of $1,788 and $13,840, are included in other liabilities at December 31, 2014 and 2013, respectively.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

useful life, ranging from five to seven years.  Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $66,012 and $50,134, are included in other assets at December 31, 2014 and 2013, respectively.  The Company capitalized $31,473, $14,640 and $17,593 of internal use software development costs during the years ended December 31, 2014, 2013 and 2012, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions.  These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost.  The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company.  Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets.  The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.
Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $15,349,322 and $14,296,153 at December 31, 2014 and 2013, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $10,569,147 and $10,263,043 at December 31, 2014 and 2013, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional reserve liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,804,898 and $6,754,435 at December 31, 2014 and 2013, respectively.  Participating business composed approximately 9% of the Company’s individual life insurance in-force at December 31, 2014 and 2013, and 21%, 32% and 20% of individual life insurance premium income for the years ended December 31, 2014, 2013 and 2012, respectively.  The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due in premiums. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that is accounted for as an equity award that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Lifeco plan provides for granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

The Company maintains a Performance Share Unit Plan (“PSU plan”) that is accounted for as a liability award for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company, having a value equal to the participants’ deferred incentive compensation for the period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2.  Acquisition

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market record-keeping business. This acquisition transformed the Company, together with Putnam Investments, LLC (“Putnam”), an affiliate of the Company, into the second largest provider based on the number of participants in the U.S. defined contribution market.

Allocation of purchase price

During the fourth quarter of 2014, the Company substantially completed its comprehensive evaluation of the fair value of the net assets acquired from RPS and the purchase price allocation. As a result, initial goodwill of $50,249 recognized upon the acquisition of RPS on August 29, 2014 in the Acquisition note to the September 30, 2014 condensed, consolidated interim unaudited financial statements has been adjusted in the fourth quarter of 2014, as a result of valuations received during the measurement period. Adjustments were made to the provisional amounts disclosed in the September 30, 2014 condensed, consolidated interim unaudited financial statements for the recognition and measurement of intangible assets, contingent consideration, accounts receivable, other assets, and accrued expenses and other liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company updated the previously reported allocation of purchase price as of September 30, 2014 for the measurement period adjustments that are reflected in the table below:

	As of September 30, 2014 (Unaudited)	Measurement Period Adjustment	As of December 31, 2014
Assets acquired and goodwill:
Goodwill (1)	$50,249	$(17,821)	$32,428
Other intangible assets (2)	—	16,291	16,291
Other assets
Fixed assets (3)	12,680	—	12,680
Accounts receivable (4)	24,050	105	24,155
Other (4)	1,224	(122)	1,102
Total other assets	37,954	(17)	37,937
Total assets acquired and goodwill	88,203	(1,547)	86,656

Liabilities assumed and contingent consideration:
Other liabilities
Accrued expenses and other (4)	26,108	772	26,880
Contingent consideration (5)	33,739	(1,530)	32,209
Total other liabilities	59,847	(758)	59,089
Total liabilities assumed and contingent consideration	$59,847	$(758)	$59,089

(1) Goodwill

Goodwill is calculated as the excess of the purchase price over the net assets recognized and represents the future economic benefits arising from other assets acquired and liabilities assumed that could not be individually identified (Level 3). Total goodwill resulting from the acquisition, in the amount of $32,428, is allocated to the Retirement Services segment. No portion of goodwill is expected to be deductible for tax purposes.

(2) Other Intangible Assets

Other intangible assets include customer relationships and non-competition intangible assets. The fair value of the customer relationships intangible asset was determined using the excess earnings method under the income approach (Level 3). This valuation method is based on first forecasting revenue for the existing customer base and then applying expected attrition rates. The operating cash flows are calculated by determining the cost required to generate revenue from the existing customer base. Key assumptions include projections of revenues generated from existing customers which includes an estimated rate of attrition, projections of operating expenses, and a discount rate of 14%.

The fair value of the non-competition intangible asset was determined using the with and without method under the income approach (Level 3). The premise associated with this valuation approach is that the value of an asset is represented by the differences in the subject business’ cash flows under scenarios where a) the asset is present and is used in operations; and b) the asset is absent and not used in operations. Such differences may arise due to additional revenue and/or cost savings associated with having the asset in place. Cash flow differentials are then discounted to present value to arrive at an estimate of fair value for the asset. Key assumptions include projected cash flows with the non-competition agreement in place, projected cash flows without the non-competition agreement in place, the expected time period under which the cash flow differences would occur, the probability of competition and success and a discount rate of 14%.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(3) Fixed Assets

The fair value of property, plant and equipment and software was determined using a cost approach and a market approach (Level 2). The cost approach is based on current replacement cost and/or reproduction costs of the assets as new less depreciation attributable to physical, functional and economic factors. The market approach is based on market data for similar assets.

(4) Accounts receivable, other assets and accrued expenses and other liabilities

Accounts receivable, other assets and accrued expenses and other liabilities are current assets and liabilities that are generally carried at fair value which is approximated from the carrying value (Level 2).

(5) Contingent consideration

In addition to the cash paid during 2014, the Company is obligated to make an additional earnout payment based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, the remaining earnout payment is due on August 29, 2016. The potential undiscounted amount of the earnout payment that the Company could be required to make under the contingent consideration arrangement is between zero and $50,000. The fair value of the contingent consideration of $32,209 was estimated by a discounted cash flow model (Level 3) which calculates the present value of a probability-weighted earnout using a discount rate of 3%.

Contingencies

At the date of the acquisition, RPS was the named defendant in four pending lawsuits. Per the terms of the acquisition, the Company is indemnified from any and all losses incurred in conjunction with the pending lawsuits. Due to the Company’s limited involvement with the pending legal proceedings, it is unable to make an estimate of the possible loss and related indemnity associated with these claims.

Revenues and earnings of the acquiree

From date of acquisition to December 31, 2014, RPS contributed $54,267 in revenue and $3,416 in net loss. These amounts are included in the consolidated statements of income for the year ended December 31, 2014.

Costs related to acquisition

The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014. Such costs have been expensed as incurred and are included in general insurance expenses.

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January 1, 2014, 2013 and 2012, respectively, have not been included as it is impracticable since historical records are not available.

3.  Application of Recent Accounting Pronouncements

Future adoption of new accounting pronouncements

In January 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects (“ASU No. 2014-01”). ASU No. 2014-01 permits reporting entities to make an accounting election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those pre-existing investments. ASU 2014-01 is effective for public business entities for annual periods and interim reporting periods within those annual periods,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

beginning after December 15, 2014. The Company currently uses the effective yield method for its investments in qualified affordable housing projects. As such, the Company does not expect the adoption of this ASU to have a material effect on the Company’s financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of this update on its financial statements.

In June 2014, the FASB issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company is currently evaluating the impact of this update on its financial statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40). The update will require management to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern. If there is substantial doubt about the Company’s ability to continue as a going concern, the Company will be required to disclose that fact, along with managements’ evaluation of the effectiveness of its plan to alleviate that doubt. The update defines substantial doubt as when it is probable that the Company will be unable to meet its obligations as they become due within one year of the date the financial statements are issued. The assessment and disclosure requirements, if applicable, will be required quarterly. The update is effective for the annual period ending after December 15, 2016, and for interim and annual periods thereafter. The Company does not expect this update to have an impact on the Company’s financial statements.

In November 2014, the FASB issued ASU 2014-17, Pushdown Accounting (Topic 805). The update gives an acquired entity the option of applying pushdown accounting in its stand-alone financial statements when a change in control occurs. The update is effective immediately and will apply to business combinations executed by the Company after November 18, 2014.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis (Topic 810). The update primarily amends the criteria used to evaluate whether certain variable interest entities should be consolidated. The update also modifies the criteria used to determine whether partnerships and similar entities are variable interest entities. The update is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted, including in the interim periods. The Company is currently evaluating the impact of this update on its financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2014	2013
Reinsurance receivable	$529,921	$502,471
Future policy benefits	1,812,077	1,887,182

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2014	2013	2012
Premium income, net of related party premiums ceded of $13,901, $(30,114) and $18,112	$71,453	$137,785	$85,873
Life and other policy benefits, net of reinsurance recoveries of $4,594, $(536) and $12,562	209,102	216,809	215,880
Decrease in future policy benefits	(46,915)	(2,556)	(39,439)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2014	2013	2012
Provides corporate support service	The Canada Life Assurance Company (“CLAC”) (1), Great-West Life Assurance Company (“Great-West Life”) (1), MAM Holding Inc. (1) and Putnam (2)	$(2,055)	$(1,971)	$(1,698)	General insurance expense
Receives corporate support services	CLAC (1), Great-West Life (1) and Putnam (2)	4,053	2,556	2,610	General insurance expense
Provides investment advisory and administrative services to U.S. branches of Lifeco insurance subsidiaries	CLAC (1) and Great-West Life (1)	1,803	2,586	2,929	Net investment income
Provides investment advisory and administrative services to Canadian subsidiaries of of Lifeco	CLAC (1), Great-West Life (1) and London Life Financial Corporation (“London Life”) (1)	3,912	4,487	4,841	Fee income
Provides record-keeping services	CLAC (1) and Putnam (2)	13,956	10,625	7,677	Fee income
Provides U.S. tax services	London Life (1), LRG (US) Inc. (1), Putnam (2), Thomas H. Lee Partners L.P. (1) and CLAC (1)	(402)	(361)	(352)	General insurance expense
Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	7,506	—	—	Other revenue
		—	8,114	6,206	Fee income
Received internally developed internal use software	Putnam (2)	1,008	—	—	Other assets

(1) An indirect wholly-owned subsidiary of Lifeco
(2) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
GWL&A Financial	On account	On demand	$32,572	$23,396
Lifeco U.S.	On account	On demand	13,369	64,786
Other related party receivables	On account	On demand	1,252	2,875
Total			$47,193	$91,057

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
GWL&A Financial (1)	Surplus note	November 2034	$194,446	$194,418
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2014	4,701	4,701
Putnam	On account	On demand	7,257	—
CLAC	On account	On demand	3,986	6,038
Great-West Life	On account	On demand	1,739	1,514
London Life	On account	On demand	1,737	1,722
Total			$547,266	$541,793

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,446 and $194,418 at December 31, 2014 and 2013, respectively.  The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November.  The note matures on November 14, 2034.
(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400.  The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears each May and November until May 16, 2016.  After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”).  The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016.  The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law.  Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2014, 2013 and 2012. Included in other liabilities on the consolidated balance sheets at December 31, 2014 and 2013 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,168,800 and renews annually until it expires on July 3, 2027.  The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2014 and 2013 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $522,180 and $495,140 of funds withheld assets as of December 31, 2014 and 2013, respectively.  CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $21,295, $20,876 and $19,382, is included in net investment income for the years ended December 31, 2014, 2013 and 2012, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts.  Included in fee income on the consolidated statements of income are $126,726, $107,854 and $84,137 of advisory, management and trustee fee income from these affiliated entities for the years ended December 31, 2014, 2013 and 2012, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2014, 2013 and 2012, these purchases totaled $132,961, $198,107 and $131,593, respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $343,471 and $333,074 at December 31, 2014 and 2013, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded, at fair value, the following on January 1, 2013, in its consolidated balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on participating business	$4,781
Policy loans	6,468	Due to parent and affiliates	3,841
Reinsurance receivable	(42,297)
Investment income due and accrued	347
Total	$8,622	Total	$8,622

The Company recorded the following on January 1, 2013, in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297

Participating policyholders’ net income before income taxes	7,355
Income tax expense	2,574
Participating policyholders’ income	4,781

Provision for policyholders’ share of earnings on participating business	4,781
Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios.  As a result of that review, on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821.  As a result of the transaction, the Company recognized realized investment loss of $1,041.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2014
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,478,153	$70,597	$1,494	$3,547,256	$—
Obligations of U.S. states and their subdivisions	1,885,715	287,668	899	2,172,484	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities (2)	11,258,517	763,036	82,104	11,939,449	(2,228)
Asset-backed securities	1,263,089	149,152	13,702	1,398,539	(96,603)
Residential mortgage-backed securities	167,793	7,368	1,932	173,229	(185)
Commercial mortgage-backed securities	886,748	32,556	1,099	918,205	—
Collateralized debt obligations	10,674	—	209	10,465	—
Total fixed maturities	$18,953,144	$1,310,377	$101,443	$20,162,078	$(99,016)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.  OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $157,742 and estimated fair value of $131,799.

	December 31, 2013
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,044,185	$43,827	$23,373	$3,064,639	$—
Obligations of U.S. states and their subdivisions	1,763,797	196,742	16,952	1,943,587	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities (2)	10,454,252	568,261	223,532	10,798,981	(2,553)
Asset-backed securities	1,553,510	131,277	29,150	1,655,637	(98,502)
Residential mortgage-backed securities	244,723	8,335	3,473	249,585	(129)
Commercial mortgage-backed securities	731,688	21,951	11,515	742,124	—
Collateralized debt obligations	12,587	14	213	12,388	—
Total fixed maturities	$17,807,359	$970,407	$308,222	$18,469,544	$(101,184)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.  OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $172,054 and estimated fair value of $143,644.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below.  Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2014
	Amortized cost	Estimated fair value
Maturing in one year or less	$567,095	$595,521
Maturing after one year through five years	3,583,929	3,887,276
Maturing after five years through ten years	4,098,780	4,331,464
Maturing after ten years	5,203,246	5,636,566
Mortgage-backed and asset-backed securities	5,500,094	5,711,251
Total fixed maturities	$18,953,144	$20,162,078

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2014	2013	2012
Proceeds from sales	$2,705,999	$2,518,568	$2,697,809
Gross realized gains from sales	47,852	71,758	113,984
Gross realized losses from sales	1,229	27,792	4,371

Included in net investment income are unrealized gains (losses) of $3,119, $(9,447) and $(634) on held for trading fixed maturity investments still held at December 31, 2014, 2013 and 2012, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2014	December 31, 2013
Principal	$3,356,374	$3,124,626
Unamortized premium (discount) and fees, net	10,086	12,519
Mortgage provision allowance	(2,890)	(2,890)
Total mortgage loans	$3,363,570	$3,134,255

The recorded investment of the mortgage loan portfolio categorized as performing was $3,366,460 and $3,137,145 as of December 31, 2014 and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2014	2013	2012
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$21,130
Provision increases	—	273	1,067
Charge-off	—	(273)	(992)
Recovery	—	—	(75)
Provision decreases	—	—	(18,240)
Ending balance	$2,890	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$2,890	$2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,366,460	$3,137,145	$2,884,648
Individually evaluated for impairment	12,986	13,906	14,970
Collectively evaluated for impairment	3,353,474	3,123,239	2,869,678

Limited partnership and other corporation interests - At December 31, 2014 and 2013, the Company had $49,421 and $79,236, respectively, invested in limited partnership and other corporation interests.  Included in limited partnership interests are investments in low-income housing partnerships (“LIHLP”) that qualify for federal and state tax credits and ownership interests in pooled investment funds.

The Company has determined each investment in LIHLP to be considered a VIE but consolidation was not required because the Company has no power through voting rights or similar rights to direct the activities that most significantly impact the entities’ economic performance. As a 99% limited partner in various upper-tier LIHLPs, the Company expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense.  The general partner is most closely involved in the development and management of the LIHLP project and has a small ownership of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $7,464 and $31,563 at December 31, 2014 and 2013, respectively.

Special deposits and securities lending - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $14,612 and $14,072 at December 31, 2014 and 2013, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties.  Securities with a cost or amortized cost of $15,252 and $28,178 and estimated fair values of $15,423 and $27,166 were on loan under the program at December 31, 2014 and 2013, respectively.  The Company received cash of $13,741 and $18,534 and securities with a fair value of $2,131 and $9,424 as collateral at December 31, 2014 and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$566,335	$503	$74,322	$991	$640,657	$1,494
Obligations of U.S. states and their subdivisions	18,280	218	41,064	681	59,344	899
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	836,263	16,775	764,528	65,329	1,600,791	82,104
Asset-backed securities	88,312	849	200,072	12,853	288,384	13,702
Residential mortgage-backed securities	4,663	11	24,052	1,921	28,715	1,932
Commercial mortgage-backed securities	35,015	127	57,333	972	92,348	1,099
Collateralized debt obligations	10,465	209	—	—	10,465	209
Total fixed maturities	$1,561,784	$18,696	$1,161,371	$82,747	$2,723,155	$101,443
Total number of securities in an unrealized loss position		134		153		287

	December 31, 2013
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,399,373	$23,156	$5,192	$217	$2,404,565	$23,373
Obligations of U.S. states and their subdivisions	214,979	16,713	837	239	215,816	16,952
Foreign government securities	2,603	14	—	—	2,603	14
Corporate debt securities	2,632,093	144,367	511,376	79,165	3,143,469	223,532
Asset-backed securities	305,377	12,763	305,740	16,387	611,117	29,150
Residential mortgage-backed securities	32,131	3,454	1,011	19	33,142	3,473
Commercial mortgage-backed securities	177,395	6,703	48,825	4,812	226,220	11,515
Collateralized debt obligations	—	—	12,356	213	12,356	213
Total fixed maturities	$5,763,951	$207,170	$885,337	$101,052	$6,649,288	$308,222
Total number of securities in an unrealized loss position		458		109		567

Fixed maturity investments - Total unrealized losses and OTTI decreased by $206,779, or 67%, from December 31, 2013 to December 31, 2014.  The majority, or $188,474, of the decrease was in the less than twelve months category. The decrease in unrealized losses was across all asset classes and reflects lower interest rates at December 31, 2014 compared to December 31, 2013.

Total unrealized losses greater than twelve months decreased by $18,305 from December 31, 2013 to December 31, 2014.  Corporate debt securities account for 79%, or $65,329, of the unrealized losses and OTTI greater than twelve months at December 31, 2014. Non-investment grade corporate debt securities account for $9,921 of the unrealized losses and OTTI greater than twelve months and $8,899 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 16% of the unrealized losses and OTTI greater than twelve months at December 31, 2014.  The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$167,961	$167,788	$186,999
Additions:
Initial impairments - credit loss on securities not previously impaired	—	—	4,429
Credit loss recognized on securities previously impaired	—	173	—
Reductions:
Due to sales, maturities, or payoffs during the period	(646)	—	(23,640)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(47,783)	—	—
Ending balance	$119,532	$167,961	$167,788

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2014	2013	2012
Investment income:
Fixed maturity and short-term investments	$816,907	$766,367	$808,215
Mortgage loans on real estate	149,497	147,944	138,411
Policy loans	207,013	206,718	213,300
Limited partnership interests	9,128	9,131	7,566
Net interest on funds withheld balances under reinsurance agreements, related party	21,295	20,876	19,382
Derivative instruments (1)	39,533	(44,610)	16,008
Other	5,008	3,321	5,222
	1,248,381	1,109,747	1,208,104
Investment expenses	(19,993)	(18,358)	(16,553)
Net investment income	$1,228,388	$1,091,389	$1,191,551

(1) Includes gains (losses) on the hedged asset for fair value hedges.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2014	2013	2012
Realized investment gains (losses):
Fixed maturity and short-term investments	$54,219	$37,312	$105,675
Derivative instruments	90,504	(62,077)	(10,221)
Mortgage loans on real estate	6,857	10,895	21,471
Other	(4,209)	(266)	(208)
Realized investment gains (losses)	$147,371	$(14,136)	$116,717

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account.  This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The ISDA master agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold.  The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $141,653 and $167,743 as of December 31, 2014 and 2013, respectively.  The Company had pledged collateral related to these derivatives of $106,110 and $143,540 as of December 31, 2014 and 2013, respectively, in the normal course of business.  If the credit-risk-related contingent features were triggered on December 31, 2014, the fair value of assets that could be required to settle the derivatives in a net liability position was $35,543.

At December 31, 2014 and 2013, the Company had pledged $106,110 and $143,710, respectively, of unrestricted cash collateral to counterparties in the normal course of business.

At December 31, 2014, the Company estimated $8,500 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate.  Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected.  These derivative instruments include:  exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures.  Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk.  These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

Cross-currency contracts

Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars.  The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars.  Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected.

Equity contracts

Futures on equity indices are used to reduce the Company’s exposure to equity market risks; however, hedge accounting is not elected.  The Company is hedging the risk of declining equity market values having an adverse effect on fee income collected on equity funds. The Company also uses futures on equity indices to offset changes in guaranteed minimum withdrawal benefit liabilities.

Other contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs).  These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools.  As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected.  These transactions are disclosed as Other forward contracts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2014
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value (1)	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$17,746	$17,746	$—
Cross-currency swaps	174,245	2,322	5,143	2,821
Total cash flow hedges	358,445	20,068	22,889	2,821

Fair value hedges:
Interest rate swaps	78,000	1,506	1,637	131
Total fair value hedges	78,000	1,506	1,637	131

Total derivatives designated as hedges	436,445	21,574	24,526	2,952

Derivatives not designated as hedges:
Interest rate swaps	128,100	4,402	6,246	1,844
Futures on equity indices	5,505	—	—	—
Interest rate futures	17,958	—	—	—
Interest rate swaptions	293,964	271	271	—
Cross-currency swaps	662,935	(127,230)	4,561	131,791
Total derivatives not designated as hedges	1,108,462	(122,557)	11,078	133,635
Total derivative financial instruments	$1,544,907	$(100,983)	$35,604	$136,587

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value (1)	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$13,829	$13,829	$—
Cross-currency swaps	102,545	(7,843)	—	7,843
Total cash flow hedges	286,745	5,986	13,829	7,843

Fair value hedges:
Interest rate swaps	78,000	4,951	5,098	147
Total fair value hedges	78,000	4,951	5,098	147

Total derivatives designated as hedges	364,745	10,937	18,927	7,990

Derivatives not designated as hedges:
Interest rate swaps	55,600	(2,038)	1,454	3,492
Futures on equity indices	3,483	—	—	—
Interest rate futures	16,233	—	—	—
Interest rate swaptions	494,774	1,176	1,176	—
Cross-currency swaps	557,676	(154,340)	1,921	156,261
Total derivatives not designated as hedges	1,127,766	(155,202)	4,551	159,753
Total derivative financial instruments	$1,492,511	$(144,265)	$23,478	$167,743

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity.  Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2014 was $340,262, $732,581, $21,702, $407,552, and $4,217,408 for interest rate swaps, cross-currency swaps, futures, swaptions and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2013 was $351,579, $608,787, $46,564, $606,374, and $3,543,173 for interest rate swaps, cross-currency swaps, futures, swaptions and other forward contracts, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statement of income reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012
Cash flow hedges:
Interest rate swaps	$9,096	$(12,285)	$5,220	$7,462	$5,067	$2,856	(A)
Cross-currency swaps	11,041	15,387	(24,101)	1,030	—	—	(A)
Cross-currency swaps	—	—	—	(154)	—	—	(B)
Interest rate futures	—	—	—	70	63	63	(A)
Total cash flow hedges	$20,137	$3,102	$(18,881)	$8,408	$5,130	$2,919

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2014	2013	2012		2014	2013	2012
Fair value hedges:
Interest rate swaps	$(3,444)	$6,342	$(380)	(A)	$—	$—	$—
Interest rate swaps	—	1,909	—	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		3,439	(5,308)	380	(A)
Items hedged in interest rate swaps	—	—	—		—	(2,943)	—	(B)
Total fair value hedges (1)	$(3,444)	$8,251	$(380)		$3,439	$(8,251)	$380

(1) Hedge ineffectiveness of ($5), zero and zero was recognized during the year ended December 31, 2014, 2013 and 2012, respectively.
(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2014		2013		2012
Derivatives not designated as hedging instruments:
Futures on equity indices	$(41)	(A)	$(97)	(A)	$2	(A)
Futures on equity indices	(534)	(B)	(3,396)	(B)	(774)	(B)
Interest rate swaps	6,508	(A)	(3,668)	(A)	8,620	(A)
Interest rate swaps	—	(B)	(622)	(B)	(4,979)	(B)
Interest rate futures	(51)	(A)	(458)	(A)	164	(A)
Interest rate futures	305	(B)	303	(B)	(2,641)	(B)
Interest rate swaptions	2,424	(A)	3,241	(A)	862	(A)
Interest rate swaptions	(3,578)	(B)	(2,828)	(B)	(1,827)	(B)
Other forward contracts	94,465	(B)	(57,442)	(B)	—	(B)
Cross-currency swaps	24,588	(A)	(50,111)	(A)	—	(A)
Total derivatives not designated as hedging instruments	$124,086		$(115,078)		$(573)

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by ISDA or MSFTA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties.  The Company’s ISDA and MSFTA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held.  The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2014
		Gross fair value not offset
		in balance sheets
	Gross fair value of	Financial	Cash collateral	Net
Financial instruments:	recognized assets/liabilities (1)	instruments	received/(pledged)	fair value
Derivative instruments (assets) (2)	$32,895	$(32,595)	$279	$21
Derivative instruments (liabilities) (3)	140,655	(32,595)	(105,929)	2,131

	December 31, 2013
		Gross fair value not offset
		in balance sheets
	Gross fair value of	Financial	Cash collateral	Net
Financial instruments:	recognized assets/liabilities (1)	instruments	received/(pledged)	fair value
Derivative instruments (assets) (2)	$25,250	$(25,023)	$—	$227
Derivative instruments (liabilities) (3)	171,387	(25,023)	(143,540)	2,824

(1) The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.
(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.
(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

8.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,547,256	$—	$3,547,256
Obligations of U.S. states and their subdivisions	—	2,172,484	—	2,172,484
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	11,933,607	5,842	11,939,449
Asset-backed securities	—	1,398,503	36	1,398,539
Residential mortgage-backed securities	—	173,229	—	173,229
Commercial mortgage-backed securities	—	918,205	—	918,205
Collateralized debt obligations	—	10,465	—	10,465
Total fixed maturities available-for-sale	—	20,156,200	5,878	20,162,078
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	279,602	—	279,602
Corporate debt securities	—	57,850	—	57,850
Commercial mortgage-backed securities	—	1,091	—	1,091
Total fixed maturities held for trading	—	338,543	—	338,543
Short-term investments	156,935	106,566	—	263,501
Collateral under securities lending agreements	13,741	—	—	13,741
Collateral under derivative counterparty collateral agreements	106,901	—	—	106,901
Derivative instruments designated as hedges:
Interest rate swaps	—	19,383	—	19,383
Cross-currency swaps	—	5,143	—	5,143
Derivative instruments not designated as hedges:
Interest rate swaps	—	6,246	—	6,246
Interest rate swaptions	—	271	—	271
Cross-currency swaps	—	4,561	—	4,561
Total derivative instruments	—	35,604	—	35,604
Separate account assets	16,146,057	11,572,787		27,718,844
Total assets	$16,423,634	$32,209,700	$5,878	$48,639,212

Liabilities
Payable under securities lending agreements	$13,741	$—	$—	$13,741
Collateral under derivative counterparty collateral agreements	791	—	—	791
Derivative instruments designated as hedges:
Interest rate swaps	—	131	—	131
Cross-currency swaps	—	2,821	—	2,821
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,844	—	1,844
Cross-currency swaps	—	131,791	—	131,791
Total derivative instruments	—	136,587	—	136,587
Separate account liabilities (1)	15	217,712	—	217,727
Total liabilities	$14,547	$354,299	$—	$368,846

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,064,639	$—	$3,064,639
Obligations of U.S. states and their subdivisions	—	1,943,587	—	1,943,587
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	10,792,329	6,652	10,798,981
Asset-backed securities	—	1,402,679	252,958	1,655,637
Residential mortgage-backed securities	—	249,585	—	249,585
Commercial mortgage-backed securities	—	742,124	—	742,124
Collateralized debt obligations	—	12,356	32	12,388
Total fixed maturities available-for-sale	—	18,209,902	259,642	18,469,544
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	236,000	—	236,000
Corporate debt securities	—	58,171	—	58,171
Asset-backed securities	—	40,858	—	40,858
Commercial mortgage-backed securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	336,055	—	336,055
Short-term investments	254,378	39,909	—	294,287
Collateral under securities lending agreements	18,534	—	—	18,534
Collateral under derivative counterparty collateral agreements	143,710	—	—	143,710
Derivative instruments designated as hedges:
Interest rate swaps	—	18,927	—	18,927
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,454	—	1,454
Interest rate swaptions	—	1,176	—	1,176
Cross-currency swaps	—	1,921	—	1,921
Total derivative instruments	—	23,478	—	23,478
Separate account assets	14,861,680	11,769,224	—	26,630,904
Total assets	$15,278,302	$30,378,568	$259,642	$45,916,512

Liabilities
Payable under securities lending agreements	$18,534	$—	$—	$18,534
Derivative instruments designated as hedges:
Interest rate swaps	—	147	—	147
Cross-currency swaps	—	7,843	—	7,843
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,492	—	3,492
Cross-currency swaps	—	156,261	—	156,261
Total derivative instruments	—	167,743	—	167,743
Separate account liabilities (1)	2	166,325	—	166,327
Total liabilities	$18,536	$334,068	$—	$352,604

(1)  Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are based upon market prices from independent pricing services.  In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties.  The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity and short-term securities.  Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.  The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate	Asset-backed	Collateralized
	debt securities	securities	debt obligations	Total
Balances, January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)
Balances, December 31, 2014	$5,842	$36	$—	$5,878
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2013
	Fixed maturities available-for-sale
	Corporate	Asset-backed	Collateralized
	debt securities	securities	debt obligations	Total
Balances, January 1, 2013	$1,822	$265,538	$32	$267,392
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	(240)	34,766	—	34,526
Settlements	(762)	(47,346)	—	(48,108)
Transfers into Level 3 (1)	5,832	—	—	5,832
Balances, December 31, 2013	$6,652	$252,958	$32	$259,642
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate	Asset-backed	Collateralized	Separate
	debt securities	securities	debt obligations	accounts	Total
January 1, 2012	$36,496	$279,021	$22	$2,118	$317,657
Realized and unrealized gains (losses) included in:
Net income	(66)	—	—	(3,692)	(3,758)
Other comprehensive income (loss)	102	33,346	11	3,604	37,063
Sales	(1,598)	—	—	(1,997)	(3,595)
Settlements	(874)	(41,809)	(1)	(33)	(42,717)
Transfers out of Level 3 (1)	(32,238)	(5,020)	—	—	(37,258)
Balances, December 31, 2012	$1,822	$265,538	$32	$—	$267,392
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2012	$—	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities (1)	$252,902	Internal model pricing	Prepayment speed assumption	9
			Constant default rate assumption	5
			Adjusted ABX Index spread assumption (2)	455

(1)  Includes home improvement loans only.
(2)  Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 327 to 647 basis points.  The constant default rate assumption ranged from 2.0 to 12.9.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption.  As the constant default rate assumption or the adjusted ABX Index spread assumption increases, the price and therefore, the fair value, of the securities decreases.

Non-recurring fair value measurements - Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The Company held $9,242 and zero of adjusted cost basis limited partnership interests which were impaired at December 31, 2014 and 2013, respectively, based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2014		December 31, 2013
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Assets
Mortgage loans on real estate	$3,363,570	$3,558,111	$3,134,255	$3,197,292
Policy loans	4,130,062	4,130,062	4,185,472	4,185,472
Limited partnership interests	38,796	41,853	44,551	42,433
Other investments	15,614	43,263	16,643	42,814

Liabilities
Annuity contract benefits without life contingencies	$10,569,147	$10,563,477	$10,263,043	$9,986,464
Policyholders’ funds	335,484	335,484	345,689	345,689
Commercial paper	98,589	98,589	98,990	98,990
Notes payable	532,547	564,904	532,519	541,918

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows.  A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality.  Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.  The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value.  The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minor ownership interests in pooled investment funds.  These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses.  The estimated fair value was determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments.  Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next 1 to 10 years.  The estimated fair value was classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment.  The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.  The estimated fair value was classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.  The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor.  The estimated fair value was classified as Level 2.

Notes payable

The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable.  The estimated fair value was classified as Level 2.

9. Minimum Guarantees

The Company calculates additional reserve liabilities for GMDB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2014 and 2013.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Investment performance modeled in 3 classes: Regular Equity - 10% Aggressive Equity - 12% Fixed, Bond, Money Market Fund: level 3%
Volatility	Volatility modeled in 3 classes: Regular Equity - 23% Aggressive Equity - 33% Fixed, Bond, Money Market Fund: None
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The separate account liabilities subject to the requirements for additional reserve liabilities for GMDB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB at December 31, 2014 and 2013, were as follows:

GMDB
December 31, 2014
Separate account liability	$60,388
Net amount at risk, net of reinsurance	$30,095
Weighted average attained age	69

December 31, 2013
Separate account liability	$61,140
Net amount at risk, net of reinsurance	$32,032
Weighted average attained age	69

The paid and incurred amounts for GMDB for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Year Ended December 31,
	2014	2013	2012
Additional liability balance:
Balances, January 1,	$5,993	$6,928	$7,954
Incurred guaranteed benefits	305	(135)	(613)
Paid guaranteed benefits	(732)	(800)	(413)
Balances, December 31,	$5,566	$5,993	$6,928

The aggregate fair value of equity securities supporting separate accounts with GMDB were $60,368 and $61,137 at December 31, 2014 and 2013, respectively.

10. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.  At December 31, 2014 and 2013, the reinsurance receivables had carrying values in the amounts of $611,270 and $588,533, respectively.  Included in these amounts are $529,921 and $502,471 at December 31, 2014 and 2013, respectively, associated with reinsurance agreements with a related party.  At December 31, 2014 and 2013, 87% and 85%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$52,836,475	$41,268,214	$94,104,689
Reinsurance ceded	(9,773,885)	—	(9,773,885)
Reinsurance assumed	61,911,865	—	61,911,865
Net	$104,974,455	$41,268,214	$146,242,669
Percentage of amount assumed to net	59%	—%	42%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201
Net	$445,235	$1,160	$446,395

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$51,660,487	$40,520,417	$92,180,904
Reinsurance ceded	(9,512,583)	—	(9,512,583)
Reinsurance assumed	66,209,732	—	66,209,732
Net	$108,357,636	$40,520,417	$148,878,053
Percentage of amount assumed to net	61%	—%	44%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$315,100	$4,000	$319,100
Reinsurance ceded	(1,338)	(88)	(1,426)
Reinsurance assumed	146,419	—	146,419
Net	$460,181	$3,912	$464,093

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes total premium income for the year ended December 31, 2012:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$323,236	$3,712	$326,948
Reinsurance ceded	(53,950)	3,648	(50,302)
Reinsurance assumed	145,507	—	145,507
Net	$414,793	$7,360	$422,153

Reinsurance recoveries for life and other policy benefits were $23,965, $34,716 and $46,492 for the years ended December 31, 2014, 2013 and 2012, respectively.

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2012	$177,781	$42,052	$219,833
Capitalized additions	94,826	—	94,826
Amortization and writedowns	(51,434)	(9,045)	(60,479)
Unrealized investment (gains) losses	(48,757)	(962)	(49,719)
Balances, December 31, 2012	172,416	32,045	204,461
Correction to Balance, January 1, 2013	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928
Balances, December 31, 2013	314,071	29,217	343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)
Balances, December 31, 2014	$353,408	$25,286	$378,694

The estimated future amortization of VOBA for the years ended December 31, 2015 through December 31, 2019 is approximately $3,900 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, is as follows:

	Goodwill
	2014	2013
Balances, January 1	$105,255	$105,255
Acquisitions (1)	32,428	—
Balances, December 31	$137,683	$105,255

(1) During 2014, the Company acquired goodwill of $32,428 from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment:

	December 31, 2014
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships (1)	$51,280	$(24,481)	$26,799
Non-competition (1)	1,325	(209)	1,116
Total	$52,605	$(24,690)	$27,915

	December 31, 2013
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$36,314	$(21,159)	$15,155

(1) During 2014, the Company acquired $14,966 and $1,325 of customer relationship and non-competition intangible assets, respectively, from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

Amortization expense for other intangible assets included in general insurance expenses was $3,531, $3,094 and $3,606 for the years ended December 31, 2014, 2013 and 2012, respectively.  Except for goodwill, the Company has no intangible assets with indefinite lives.  The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2014.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2015 through December 31, 2019 is approximately $3,200 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2014	2013
Face value	$98,589	$98,990

Carrying value	98,589	98,990
Effective interest rate	0.2%	0.2% - 0.3%
Maturity range (days)	7 - 27	2 - 22

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2014 and 2013, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date.  In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2014 and 2013.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2014	2013	2012		2014	2013
Net income	$134,091	$175,292	$147,741	Capital and surplus	$1,000,938	$1,200,609

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL.  The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2014.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.  During the years ended December 31, 2014, 2013 and 2012, the Company paid dividends in the amounts of $316,401, $102,436 and $184,401, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2014 were $1,000,938 and $209,163, respectively.  Based on the as filed amounts, the Company may pay an amount less than $209,163 of dividends during the year ended December 31, 2015 without the prior approval of the Colorado Insurance Commissioner.  Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

15. Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Unrealized holding gains / losses arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)
Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264
Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Unrealized holding gains / losses arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2013	$927,678	$24,962	$(194,147)	$(122,794)	$635,699
Other comprehensive income (loss) before reclassifications	(467,178)	2,016	124,147	68,422	(272,593)
Amounts reclassified from AOCI	(26,477)	(1,461)	—	10,586	(17,352)
Net current period other comprehensive income (loss)	(493,655)	555	124,147	79,008	(289,945)
Balances, December 31, 2013	$434,023	$25,517	$(70,000)	$(43,786)	$345,754

	Year Ended December 31, 2012
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Unrealized holding gains / losses arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2012	$646,805	$41,003	$(139,655)	$(78,171)	$469,982
Other comprehensive income (loss) before reclassifications	347,118	(12,273)	(54,492)	(50,771)	229,582
Amounts reclassified from AOCI	(66,245)	(3,768)	—	6,148	(63,865)
Net current period other comprehensive income (loss)	280,873	(16,041)	(54,492)	(44,623)	165,717
Balances, December 31, 2012	$927,678	$24,962	$(194,147)	$(122,794)	$635,699

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

 The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2014
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses) arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses realized in net income	(56,159)	19,656	(36,503)
Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)
Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)
Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

	Year Ended December 31, 2013
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$(718,735)	$251,557	$(467,178)
Unrealized holding gains (losses) arising on cash flow hedges	3,102	(1,086)	2,016
Reclassification adjustment for (gains) losses realized in net income	(42,982)	15,044	(27,938)
Net unrealized gains (losses) related to investments	(758,615)	265,515	(493,100)
Future policy benefits, DAC and VOBA adjustments	190,995	(66,848)	124,147
Net unrealized gains (losses)	(567,620)	198,667	(368,953)
Employee benefit plan adjustment	121,551	(42,543)	79,008
Other comprehensive income (loss)	$(446,069)	$156,124	$(289,945)

	Year Ended December 31, 2012
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$534,028	$(186,910)	$347,118
Unrealized holding gains (losses) arising on cash flow hedges	(18,881)	6,608	(12,273)
Reclassification adjustment for (gains) losses realized in net income	(107,713)	37,700	(70,013)
Net unrealized gains (losses) related to investments	407,434	(142,602)	264,832
Future policy benefits, DAC and VOBA adjustments	(83,835)	29,343	(54,492)
Net unrealized gains (losses)	323,599	(113,259)	210,340
Employee benefit plan adjustment	(68,650)	24,027	(44,623)
Other comprehensive income (loss)	$254,949	$(89,232)	$165,717

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2014		2013
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)				Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses arising on fixed maturities, available-for-sale	$(47,751)		$(40,734)		Other realized investment (gains) losses, net
	(47,751)		(40,734)		Total before tax
	(16,713)		(14,257)		Tax expense or benefit
	(31,038)		(26,477)		Net of tax

Unrealized holdings (gains) losses arising on cash flow hedges	(8,408)		(2,248)		Net investment income
	(8,408)		(2,248)		Total before tax
	(2,943)		(787)		Tax expense or benefit
	(5,465)		(1,461)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	3,189	(1)	(666)	(1)
Actuarial losses (gains)	2,730	(1)	16,952	(1)
Settlement	1,857	(1)	—	(1)
	7,776		16,286		Total before tax
	2,722		5,700		Tax expense or benefit
	5,054		10,586		Net of tax

Total reclassification for the period	$(31,449)		$(17,352)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2014	2013	2012
Compensation	$406,601	$359,280	$335,212
Commissions	210,797	184,238	180,529
Other	163,593	106,829	80,908
Total general insurance expenses	$780,991	$650,347	$596,649

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999.  Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income.  Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent.  Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Change in projected benefit obligation:
Benefit obligation, January 1	$456,402	$500,603	$11,081	$13,462	$62,305	$69,229	$529,788	$583,294
Service cost	4,952	5,527	985	947	586	1,002	6,523	7,476
Interest cost	23,068	20,897	574	512	2,528	2,548	26,170	23,957
Actuarial (gain) loss	113,410	(57,051)	(2,092)	(3,221)	3,376	(6,791)	114,694	(67,063)
Regular benefits paid	(14,752)	(13,574)	(508)	(619)	(16,874)	(3,683)	(32,134)	(17,876)
Amendment	—	—	(569)	—	3,911	—	3,342	—
Acquisition	—	—	3,311	—	—	—	3,311	—
Benefit obligation, December 31	$583,080	$456,402	$12,782	$11,081	$55,832	$62,305	$651,694	$529,788
Accumulated benefit obligation	$562,760	$440,666	$12,782	$11,081	$50,032	$54,195	$625,574	$505,942

On August 29, 2014, the Company completed the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Purchase and Sale Agreement, the Company was required to give each RPS employee full credit for the employee’s service period with RPS prior to the closing date, for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 1,000 individuals became eligible participants of the Post-Retirement Medical Plan at the acquisition date. The acquisition resulted in a $3,311 increase before tax to other liabilities with an offsetting increase to goodwill.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

During 2014, one participant in the Supplemental Executive Retirement Plan received an enhancement to his benefit. The enhancement resulted in a $3,911 increase before tax to other liabilities with an offsetting increase to accumulated other comprehensive income.

During 2014, the Post-Retirement Medical Plan was amended to allow only one medical plan option to retirees.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Change in plan assets:
Value of plan assets, January 1	$404,335	$336,534	$—	$—	$—	$—	$404,335	$336,534
Actual return on plan assets	43,662	62,701	—	—	—	—	43,662	62,701
Employer contributions	10,717	18,674	508	619	16,874	3,683	28,099	22,976
Benefits paid	(14,752)	(13,574)	(508)	(619)	(16,874)	(3,683)	(32,134)	(17,876)
Value of plan assets, December 31	$443,962	$404,335	$—	$—	$—	$—	$443,962	$404,335

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Under funded status at December 31	$(139,118)	$(52,067)	$(12,782)	$(11,081)	$(55,832)	$(62,305)	$(207,732)	$(125,453)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Amounts recognized in consolidated balance sheets:
Other liabilities	$(139,118)	$(52,067)	$(12,782)	$(11,081)	$(55,832)	$(62,305)	$(207,732)	$(125,453)
Accumulated other comprehensive income (loss)	(165,652)	(69,564)	14,390	13,885	(11,990)	(11,687)	(163,252)	(67,366)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2014:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(165,639)	$(107,665)	$10,686	$6,946	$(8,856)	$(5,756)	$(163,809)	$(106,475)
Net prior service (cost) credit	(13)	(8)	3,704	2,408	(3,134)	(2,037)	557	363
	$(165,652)	$(107,673)	$14,390	$9,354	$(11,990)	$(7,793)	$(163,252)	$(106,112)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2015:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(12,023)	$(7,815)	$606	$394	$(663)	$(431)	$(12,080)	$(7,852)
Prior service (cost) credit	(13)	(8)	1,669	1,085	(933)	(606)	723	471
	$(12,036)	$(7,823)	$2,275	$1,479	$(1,596)	$(1,037)	$(11,357)	$(7,381)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2015	$15,670	$606	$4,874
2016	17,102	547	3,322
2017	18,192	556	3,306
2018	19,891	569	2,834
2019	21,285	625	2,518
2020 through 2024	135,763	4,171	15,883

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2014	2013	2012
Components of net periodic cost:
Service cost	$4,952	$5,527	$4,350
Interest cost	23,068	20,897	20,945
Expected return on plan assets	(29,288)	(24,499)	(21,797)
Amortization of unrecognized prior service cost	51	51	51
Amortization of loss from earlier periods	2,898	16,001	9,941
Net periodic cost	$1,681	$17,977	$13,490

	Post-Retirement Medical Plan
	Year Ended December 31,
	2014	2013	2012
Components of net periodic benefit:
Service cost	$985	$947	$817
Interest cost	574	512	569
Amortization of unrecognized prior service benefit	(1,706)	(1,650)	(1,650)
Amortization of gain from earlier periods	(450)	(348)	(455)
Net periodic benefit	$(597)	$(539)	$(719)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2014	2013	2012
Components of net periodic cost:
Service cost	$586	$1,002	$991
Interest cost	2,528	2,548	2,912
Amortization of unrecognized prior service cost	4,844	933	934
Amortization of loss from earlier periods	282	1,299	637
Settlement	1,857	—	—
Net periodic cost	$10,097	$5,782	$5,474

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2014	2013
Discount rate	4.17%	5.11%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2014	2013
Discount rate	3.94%	4.83%
Initial health care cost trend	6.50%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	December 31,
	2014	2013
Discount rate	3.99%	4.61%
Rate of compensation increase	4.00%	4.00%

During 2014, the Company adopted the Society of Actuaries 2014 Mortality Tables Report (RP-2014) and Mortality Improvement Scale (MP-2014), which adjusted the mortality assumptions used to measure retirement plan obligations. The updated mortality assumptions reflect increasing life expectancies in the United States, reflecting an increase to the Company’s benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans. Future expenses of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans are also expected to increase due to the new mortality assumptions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2014	2013
Discount rate	5.11%	4.19%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	4.47%	3.14%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2014	2013
Discount rate	4.83%	3.74%
Initial health care cost trend	7.00%	7.50%
Ultimate health care cost trend	5.00%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2014	2013
Discount rate	4.61%	3.79%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$254	$(212)
Increase (decrease) on post-retirement benefit obligation	1,722	(1,467)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2014	2013
Equity securities	65%	63%
Debt securities	33%	34%
Other	2%	3%
Total	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$93,415	$—	$93,415
Midcap index funds	—	90,159	—	90,159
World equity index funds	—	8,759	—	8,759
U.S. equity market funds	—	93,911	—	93,911
Total common collective trust funds	—	286,244	—	286,244
Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,308	—	9,308
Obligations of U.S. states and their municipalities	—	18,838	—	18,838
Corporate debt securities	—	107,125	—	107,125
Asset-backed securities	—	8,444	—	8,444
Commercial mortgage-backed securities	—	3,048	—	3,048
Total fixed maturity investments	—	146,763	—	146,763
Preferred stock	310	—	—	310
Limited partnership investments	—	—	8,114	8,114
Money market funds	2,531	—	—	2,531
Total defined benefit plan assets	$2,841	$433,007	$8,114	$443,962

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$82,440	$—	$82,440
Midcap index funds	—	82,674	—	82,674
World equity index funds	—	8,186	—	8,186
U.S. equity market funds	—	83,209	—	83,209
Total common collective trust funds	—	256,509	—	256,509
Fixed maturity investments:
U.S. government direct obligations and agencies	—	19,088	—	19,088
Obligations of U.S. states and their municipalities	—	14,973	—	14,973
Corporate debt securities	—	91,860	—	91,860
Asset-backed securities	—	7,902	—	7,902
Commercial mortgage-backed securities	—	2,647	—	2,647
Total fixed maturity investments	—	136,470	—	136,470
Preferred stock	700	—	—	700
Limited partnership investments	—	—	7,557	7,557
Money market funds	3,099	—	—	3,099
Total defined benefit plan assets	$3,799	$392,979	$7,557	$404,335

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair value measurements using significant unobservable inputs (Level 3) limited partnership interest
	Year Ended December 31,
	2014	2013
Balance, January 1	$7,557	$6,485
Actual return on plan assets	510	853
Purchases	656	630
Issuances	(609)	(411)
Balance, December 31	$8,114	$7,557

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses.  Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns.  Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2015:

December 31, 2015
Equity securities	30%
Debt securities	52%
Other	18%
Total	100%

Management estimates the value of these investments will be recoverable.  The Company does not expect any plan assets to be returned to it during the year ended December 31, 2015.  The Company expects to make payments of approximately $606 with respect to its Post-Retirement Medical Plan and $4,874 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2015.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program.  Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $10,051 and $11,240 at December 31, 2014 and 2013, respectively.  The participant deferrals earned interest at the average rates of 6.53% during the years ended December 31, 2014 and 2013.  The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.67% to 5.37% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals.  Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $16,633 and $14,536 at December 31, 2014 and 2013, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $8,479, $6,693 and $6,288 in expense related to this plan for the years ended December 31, 2014, 2013 and 2012, respectively.

18.  Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2014	2013	2012
Current	$80,859	$82,878	$89,934
Deferred	75,044	(24,087)	45,371
Total income tax provision	$155,903	$58,791	$135,305

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(1.8)%	(4.6)%	(2.3)%
Tax credits	(0.3)%	(2.0)%	(1.3)%
State income taxes, net of federal benefit	1.0%	3.3%	1.2%
Income tax contingency provisions	(1.2)%	(0.4)%	—%
Other, net	0.2%	—%	3.6%
Effective federal income tax rate	32.9%	31.3%	36.2%

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2014	2013	2012
Balance, beginning of year	$21,154	$25,850	$32,123
Additions to tax positions in the current year	13,931	—	6,230
Additions to tax positions in the prior year	—	1,497	420
Reductions to tax positions in the prior year	—	(180)	(10,219)
Reductions to tax positions from statutes expiring	(8,195)	(6,013)	(2,704)
Balance, end of year	$26,890	$21,154	$25,850

Included in the unrecognized tax benefits of $26,890 at December 31, 2014 was $545 of tax benefits that, if recognized, would impact the annual effective tax rate. The Company anticipates additional increases in its unrecognized tax benefits of $6,000 to $7,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense.  The Company recognized approximately $(2,916), $(286) and $208 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2014, 2013 and 2012, respectively.  The Company had approximately $1,210 and $4,126 accrued for the payment of interest and penalties at December 31, 2014 and 2013, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2010 and prior.  Tax years 2011 through 2013 are open to federal examination by the I.R.S.  The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities.  The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2014		2013
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$—	$255,926	$—	$253,738
Deferred acquisition costs	2,467	—	1,008	—
Investment assets	—	426,477	—	203,363
Policyholder dividends	10,002	—	11,479	—
Net operating loss carryforward	122,177	—	172,414	—
Pension plan accrued benefit liability	84,351	—	53,937	—
Goodwill	—	26,022	—	25,563
Experience rated refunds	13,431	—	5,509	—
Tax credits	149,516	—	131,052	—
Other	11,865	—	416	—
Total deferred taxes	$393,809	$708,425	$375,815	$482,664

The deferred tax liability amounts presented for investment assets above include $381,838 and $209,434 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2014 and 2013, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return.  Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return.  As of December 31, 2014, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$51,677
2022	136,796
2023	81,693
2028	3,390
Total	$273,556

During the years ended December 31, 2014, 2013 and 2012, the Company generated $15,506, $25,013 and $30,965 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively.  As of December 31, 2014, the total credit carryforward for Low Income Housing is $140,055.  These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2014 and 2013 is $13,400 and $65,186, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2014 and 2013 is $7,176 and $7,736, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Retirement Services and Other.
Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels.  Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements.  The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.  Inter-segment transactions and balances have been eliminated in consolidation.  The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2014
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371
Total revenues	1,248,332	1,167,191	143,316	2,558,839
Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122
Total benefits and expenses	1,039,832	853,504	192,231	2,085,567
Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903
Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

	December 31, 2014
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$15,928,591	$10,621,831	$1,772,821	$28,323,243
Other assets	1,283,256	855,728	142,824	2,281,808
Separate account assets	7,247,463	20,471,381	—	27,718,844
Assets of continuing operations	$24,459,310	$31,948,940	$1,915,645	58,323,895
Assets of discontinued operations				24,324
Total assets				$58,348,219

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2013
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$354,202	$3,954	$105,937	$464,093
Fee income	94,037	519,842	4,365	618,244
Other revenue	7,355	—	—	7,355
Net investment income	688,279	351,729	51,381	1,091,389
Realized investments gains (losses), net	19,071	(33,233)	26	(14,136)
Total revenues	1,162,944	842,292	161,709	2,166,945
Benefits and expenses:
Policyholder benefits	921,096	196,115	114,880	1,232,091
Operating expenses	142,141	538,209	66,971	747,321
Total benefits and expenses	1,063,237	734,324	181,851	1,979,412
Income (loss) before income taxes	99,707	107,968	(20,142)	187,533
Income tax expense (benefit)	34,265	33,240	(8,714)	58,791
Net income (loss)	$65,442	$74,728	$(11,428)	$128,742

	December 31, 2013
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$14,563,978	$10,370,421	$1,582,024	$26,516,423
Other assets	1,179,332	839,755	128,106	2,147,193
Separate account assets	6,321,135	20,309,769	—	26,630,904
Assets of continuing operations	$22,064,445	$31,519,945	$1,710,130	55,294,520
Assets of discontinued operations				29,007
Total assets				$55,323,527

	Year Ended December 31, 2012
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$314,350	$3,670	$104,133	$422,153
Fee income	74,985	456,052	4,786	535,823
Net investment income	729,885	414,114	47,552	1,191,551
Realized investments gains (losses), net	55,959	60,726	32	116,717
Total revenues	1,175,179	934,562	156,503	2,266,244
Benefits and expenses:
Policyholder benefits	882,726	204,296	111,288	1,198,310
Operating expenses	136,895	492,427	65,193	694,515
Total benefits and expenses	1,019,621	696,723	176,481	1,892,825
Income (loss) before income taxes	155,558	237,839	(19,978)	373,419
Income tax expense	50,869	78,150	6,286	135,305
Net income (loss)	$104,689	$159,689	$(26,264)	$238,114

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company.  Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant.  The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Lifeco’s Compensation Committee. At its discretion the Compensation Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company.  Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period.  The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service.  The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made.  Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock.  The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Stock-Based Compensation

The compensation expense related to stock-based compensation was as follows:

	Year Ended December 31,
	2014	2013	2012
Lifeco Stock Plan	$3,384	$2,579	$2,314
Performance Share Unit Plan	6,263	6,860	3,658
Total compensation expense	$9,647	$9,439	$5,972
Income tax benefits	$2,404	$2,732	$1,729

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to stock-based compensation at December 31, 2014 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,381	1.7
Performance Share Unit Plan	3,182	1.3

Equity Award Activity

During the year ended December 31, 2014, Lifeco granted 539,400 stock options to employees of the Company.  These stock options vest over five-year periods ending in 2019.  Compensation expense of $2,984 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding.  The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2014	3,378,220	$26.49
Granted	539,400	26.86
Exercised	(83,562)	22.85
Cancelled and expired	(40,400)	23.82
Outstanding, December 31, 2014	3,793,658	24.69	5.8	$17,409
Vested and expected to vest, December 31, 2014	3,793,658	$24.69	5.8	$17,409
Exercisable, December 31, 2014	2,533,642	$25.14	4.8	$10,877

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2014 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2014	2013	2012
Weighted average fair value of options granted	$5.53	$4.56	$3.47
Intrinsic value of options exercised (1)	401	1,437	1,397
Fair value of options vested	4,491	1,843	1,740

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2014	2013	2012
Dividend yield	3.95%	4.53%	5.31%
Expected volatility	26.63%	26.73%	25.65%
Risk free interest rate	1.75%	1.38%	1.52%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2014	555,438
Granted	160,021
Forfeited	(4,774)
Exercised	(189,390)
Outstanding, December 31, 2014	521,295

Vested and expected to vest, December 31, 2014	521,295

The cash payment in settlement of the Performance Share Unit Plan units was $5,914 for the year ended December 31, 2014.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	827,007	1,012,162
Investment purchase obligations (3)	166,356	—	—	—	166,356
Operating leases (4)	10,699	14,303	11,668	8,074	44,744
Other liabilities (5)	36,358	32,860	33,346	42,054	144,618
Total	$250,444	$121,225	$119,076	$1,405,535	$1,896,280

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes.  The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity.  The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

London Interbank Offering Rate.  The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2014 and do not consider the impact of future interest rate changes.

(3)  Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate and other investments in the normal course of its business.  As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category.  The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2014 and 2013 were $166,356 and $196,933, of which $4,997 and $7,498 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4)  Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $7,628, $5,439 and $5,764 for the years ended December 31, 2014, 2013 and 2012, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $9,953 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business.  However, these agreements and contracts are not material and are excluded from the table above.

(5)   Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above.  If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category.  Other liabilities presented in the table above include:

·                  Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2021.
·                  Miscellaneous purchase obligations to acquire goods and services.
·                  Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes.  The credit facility expires on March 1, 2018.  Interest accrues at a rate dependent on various conditions and terms of borrowings.  The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2013.  The Company was in compliance with all covenants at December 31, 2014 and 2013. At December 31, 2014 and 2013 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,168,800 and renews annually until it expires on July 3, 2027.  The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017.  At December 31, 2014 and 2013, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.

In addition, the Company has other letters of credit with a total amount of $8,975, renewable annually for an indefinite period of time. At December 31, 2014 and 2013, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

outcomes in such matters may result in a material impact on the Company's financial position, results of operations or cash flows.

The Company is currently evaluating the interpretation of Internal Revenue Code rules related to certain product investments. If the Company’s interpretation is not upheld, which is reasonably possible, the potential exposure is estimated to be up to $19,000.

During the fourth quarter, the Company received a $20,000 demand letter related to a vehicle accident involving an employee.  The amount is fully indemnified by a third-party insurer.

22.  Subsequent Events

On January 1, 2015, the Company acquired the retirement business of Putnam. The Putnam retirement business comprises approximately 433 plans with 230,000 participants and $17,545,000 in assets under administration. The transaction will be accounted for as a combination between entities under common control.

On February 5, 2015, the Company’s Board of Directors declared dividends of $76,801, payable on March 16, 2015, to its sole shareholder, GWL&A Financial.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the Year Ended December 31, 2014
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$284,174	$69,234	$—	$353,408
Future policy benefits, losses, claims and expenses	14,980,872	10,533,822	409,880	25,924,574
Unearned premium reserves	43,837	—	—	43,837
Other policy claims and benefits payable	726,479	581	26,155	753,215
Premium income	360,305	1,215	84,875	446,395
Net investment income	748,015	426,340	54,033	1,228,388
Benefits, claims, losses and settlement expenses	902,982	206,339	113,124	1,222,445
Amortization of deferred acquisition costs	13,700	27,345	—	41,045
Other operating expenses	123,150	619,820	79,107	822,077

	As of and for the Year Ended December 31, 2013
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$238,150	$75,921	$—	$314,071
Future policy benefits, losses, claims and expenses	13,945,756	10,229,678	390,784	24,566,218
Unearned premium reserves	42,937	—	—	42,937
Other policy claims and benefits payable	740,056	499	23,968	764,523
Premium income	354,202	3,954	105,937	464,093
Net investment income	688,279	351,729	51,381	1,091,389
Benefits, claims, losses and settlement expenses	921,096	196,115	114,880	1,232,091
Amortization of deferred acquisition costs	34,650	20,840	—	55,490
Other operating expenses	107,491	517,369	66,971	691,831

	Year Ended December 31, 2012
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$314,350	$3,670	$104,133	$422,153
Net investment income	729,885	414,114	47,552	1,191,551
Benefits, claims, losses and settlement expenses	882,726	204,296	111,288	1,198,310
Amortization of deferred acquisition costs	28,926	22,508	—	51,434
Other operating expenses	107,969	469,919	65,193	643,081

FutureFunds Series Account
of Great-West Life & Annuity
Insurance Company

Annual Statement for the Year Ended
December 31, 2014 and Report of Independent
Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
FutureFunds Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company
We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 6, 2015

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &
ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER BALANCED PORTFOLIO
ALGER MID CAP GROWTH PORTFOLIO
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
AMERICAN FUNDS THE GROWTH FUND OF AMERICA
ARTISAN INTERNATIONAL FUND
CLEARBRIDGE VALUE TRUST
COLUMBIA MID CAP VALUE FUND
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
DAVIS NEW YORK VENTURE FUND
FEDERATED EQUITY INCOME FUND, INC
FIDELITY VIP CONTRAFUND PORTFOLIO
FIDELITY VIP GROWTH PORTFOLIO
FRANKLIN SMALL-MID CAP GROWTH FUND
GREAT-WEST AGGRESSIVE PROFILE I FUND
GREAT-WEST ARIEL MID CAP VALUE FUND
GREAT-WEST ARIEL SMALL-CAP VALUE FUND
GREAT-WEST BOND INDEX FUND
GREAT-WEST CONSERVATIVE PROFILE I FUND
GREAT-WEST INVESCO ADR FUND
GREAT-WEST LIFETIME 2015 FUND II
GREAT-WEST LIFETIME 2025 FUND II
GREAT-WEST LIFETIME 2035 FUND II
GREAT-WEST LIFETIME 2045 FUND II
GREAT-WEST LIFETIME 2055 FUND II
GREAT-WEST LOOMIS SAYLES BOND FUND
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
GREAT-WEST MFS INTERNATIONAL VALUE FUND
GREAT-WEST MODERATE PROFILE I FUND
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
GREAT-WEST MONEY MARKET FUND
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
GREAT-WEST SMALL CAP GROWTH FUND
GREAT-WEST STOCK INDEX FUND
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
INVESCO AMERICAN FRANCHISE FUND
INVESCO AMERICAN VALUE FUND
INVESCO COMSTOCK FUND

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY APPENDIX A (Concluded)
INVESCO MID CAP GROWTH FUND
INVESCO SMALL CAP GROWTH FUND
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
JANUS FUND
JANUS GLOBAL RESEARCH FUND
JANUS TWENTY FUND
JENSEN QUALITY GROWTH FUND
LORD ABBETT VALUE OPPORTUNITIES FUND
MAINSTAY U.S. SMALL CAP FUND
MFS GROWTH FUND
OPPENHEIMER CAPITAL APPRECIATION FUND
OPPENHEIMER GLOBAL FUND
PIMCO TOTAL RETURN FUND
PIONEER EQUITY INCOME VCT PORTFOLIO
PUTNAM HIGH YIELD ADVANTAGE FUND
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
RIDGEWORTH SMALL CAP GROWTH STOCK FUND
ROYCE TOTAL RETURN FUND
RS SELECT GROWTH FUND
RS SMALL CAP GROWTH FUND

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,844,061	$13,437,463	$12,262,922	$150,165	$15,349,273	$20,663,336
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	11,091	1,045	11,195		39,657	7,566
Due from Great West Life & Annuity Insurance Company

Total assets	1,855,152	13,438,508	12,274,117	150,165	15,388,930	20,670,902

LIABILITIES:
Payable for investments purchased	11,090	1,045	10,908		39,657	7,243
Redemptions payable	1		287			323
Due to Great West Life & Annuity Insurance Company	206	1,516	1,276	16	1,309	1,560

Total liabilities	11,297	2,561	12,471	16	40,966	9,126

NET ASSETS	$1,843,855	$13,435,947	$12,261,646	$150,149	$15,347,964	$20,661,776

NET ASSETS REPRESENTED BY:
Accumulation units	$1,843,855	$13,435,947	$12,261,646	$150,149	$15,347,964	$20,661,776
Contracts in payout phase

NET ASSETS	$1,843,855	$13,435,947	$12,261,646	$150,149	$15,347,964	$20,661,776

ACCUMULATION UNITS OUTSTANDING	106,527	565,456	423,391	8,417	882,603	1,238,443

UNIT VALUE (ACCUMULATION)	$17.31	$23.76	$28.96	$17.84	$17.39	$16.68

(1) Cost of investments:	$1,592,866	$8,371,722	$11,325,417	$79,832	$13,671,440	$15,943,220
Shares of investments:	127,352	677,975	1,401,477	3,967	365,285	689,697

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE TRUST	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,582,179	$8,966,328	$105,631	$4,076,036	$4,592,243	$46,078,657
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		29,618		2,411	968	202,402
Due from Great West Life & Annuity Insurance Company

Total assets	1,582,179	8,995,946	105,631	4,078,447	4,593,211	46,281,059

LIABILITIES:
Payable for investments purchased		29,093		2,411	587	201,455
Redemptions payable		525			381	947
Due to Great West Life & Annuity Insurance Company	202	304	11	361	443	4,584

Total liabilities	202	29,922	11	2,772	1,411	206,986

NET ASSETS	$1,581,977	$8,966,024	$105,620	$4,075,675	$4,591,800	$46,074,073

NET ASSETS REPRESENTED BY:
Accumulation units	$1,581,977	$8,966,024	$105,620	$4,075,675	$4,591,800	$46,074,073
Contracts in payout phase

NET ASSETS	$1,581,977	$8,966,024	$105,620	$4,075,675	$4,591,800	$46,074,073

ACCUMULATION UNITS OUTSTANDING	105,054	555,261	4,919	276,006	264,890	1,468,196

UNIT VALUE (ACCUMULATION)	$15.06	$16.15	$21.47	$14.77	$17.33	$31.38

(1) Cost of investments:	$1,229,152	$9,474,653	$82,965	$4,005,960	$4,439,624	$30,337,994
Shares of investments:	20,934	528,052	6,690	110,312	192,466	1,233,369

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$71,339,796	$49,470	$84,170,367	$66,920,826	$20,020,413	$39,950,194
Investment income due and accrued
Receivable for investments sold				55,981
Purchase payments receivable	55,763		33,320	6,626	50,328	42,582
Due from Great West Life & Annuity Insurance Company

Total assets	71,395,559	49,470	84,203,687	66,983,433	20,070,741	39,992,776

LIABILITIES:
Payable for investments purchased	55,255		31,520		18	42,572
Redemptions payable	508		1,800	62,607	50,310	10
Due to Great West Life & Annuity Insurance Company	9,222	5	2,438	8,422	1,372	1,174

Total liabilities	64,985	5	35,758	71,029	51,700	43,756

NET ASSETS	$71,330,574	$49,465	$84,167,929	$66,912,404	$20,019,041	$39,949,020

NET ASSETS REPRESENTED BY:
Accumulation units	$71,330,574	$49,465	$84,167,929	$66,912,404	$20,019,041	$39,949,020
Contracts in payout phase

NET ASSETS	$71,330,574	$49,465	$84,167,929	$66,912,404	$20,019,041	$39,949,020

ACCUMULATION UNITS OUTSTANDING	2,136,789	3,370	2,966,458	1,108,416	1,040,142	1,713,137

UNIT VALUE (ACCUMULATION)	$33.38	$14.68	$28.37	$60.37	$19.25	$23.32

(1) Cost of investments:	$41,140,309	$45,656	$71,029,886	$42,443,433	$20,191,650	$40,441,940
Shares of investments:	1,123,815	1,368	8,031,524	41,309,152	1,464,551	4,744,679

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND

ASSETS:
Investments at fair value (1)	$4,966,365	$4,106,129	$4,017,700	$2,480,199	$1,602,350	$46,644,849
Investment income due and accrued
Receivable for investments sold						52,813
Purchase payments receivable	253	1,095	1,229	497	100	16,494
Due from Great West Life & Annuity Insurance Company

Total assets	4,966,618	4,107,224	4,018,929	2,480,696	1,602,450	46,714,156

LIABILITIES:
Payable for investments purchased	253	1,095	1,229	497	100
Redemptions payable						69,307
Due to Great West Life & Annuity Insurance Company	442	327	255	165	92	2,455

Total liabilities	695	1,422	1,484	662	192	71,762

NET ASSETS	$4,965,923	$4,105,802	$4,017,445	$2,480,034	$1,602,258	$46,642,394

NET ASSETS REPRESENTED BY:
Accumulation units	$4,965,923	$4,105,802	$4,017,445	$2,480,034	$1,602,258	$46,642,394
Contracts in payout phase

NET ASSETS	$4,965,923	$4,105,802	$4,017,445	$2,480,034	$1,602,258	$46,642,394

ACCUMULATION UNITS OUTSTANDING	302,458	228,197	204,705	124,652	80,856	1,223,573

UNIT VALUE (ACCUMULATION)	$16.42	$17.99	$19.63	$19.90	$19.82	$38.12

(1) Cost of investments:	$4,989,115	$3,961,556	$3,940,771	$2,394,095	$1,570,041	$43,419,919
Shares of investments:	361,453	267,152	236,753	141,645	92,836	3,533,701

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MONEY MARKET FUND

ASSETS:
Investments at fair value (1)	$9,527,663	$28,561,014	$184,429,332	$157,331,554	$74,099,905	$50,818,831
Investment income due and accrued
Receivable for investments sold					529,060
Purchase payments receivable	15,153	6,440	56,819	70,310		157,910
Due from Great West Life & Annuity Insurance Company

Total assets	9,542,816	28,567,454	184,486,151	157,401,864	74,628,965	50,988,205

LIABILITIES:
Payable for investments purchased	14,920	2,265	32,637	52,996		154,854
Redemptions payable	233	4,175	24,182	17,314	529,060	3,057
Due to Great West Life & Annuity Insurance Company	991	3,311	5,415	4,374	1,104	5,633

Total liabilities	16,144	9,751	62,234	74,684	530,164	163,544

NET ASSETS	$9,526,672	$28,557,703	$184,423,917	$157,327,180	$74,098,801	$50,824,661

NET ASSETS REPRESENTED BY:
Accumulation units	$9,526,672	$28,557,703	$184,423,917	$157,327,180	$74,098,801	$50,758,796
Contracts in payout phase

NET ASSETS	$9,526,672	$28,557,703	$184,423,917	$157,327,180	$74,098,801	$50,824,661

ACCUMULATION UNITS OUTSTANDING	270,725	1,194,436	6,844,468	5,567,826	2,999,667	3,093,585

UNIT VALUE (ACCUMULATION)	$35.19	$23.91	$26.94	$28.26	$24.70	$16.41

(1) Cost of investments:	$8,354,350	$23,065,114	$185,180,323	$140,878,317	$73,612,771	$50,818,831
Shares of investments:	389,361	2,577,709	20,356,438	16,103,537	8,297,862	50,818,831

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

ASSETS:
Investments at fair value (1)	$20,296,469	$13,956,536	$208,542,410	$59,009,243	$76,417,775	$27,625,067
Investment income due and accrued
Receivable for investments sold		1		73,044
Purchase payments receivable	61,540		69,414	25,583	47,901	3,488
Due from Great West Life & Annuity Insurance Company			230,061

Total assets	20,358,009	13,956,537	208,841,885	59,107,870	76,465,676	27,628,555

LIABILITIES:
Payable for investments purchased	61,292		69,414		44,557	3,344
Redemptions payable	248	1		98,627	3,344	144
Due to Great West Life & Annuity Insurance Company	2,230	1,909	27,992	7,907	3,913	3,283

Total liabilities	63,770	1,910	97,406	106,534	51,814	6,771

NET ASSETS	$20,294,239	$13,954,627	$208,744,479	$59,001,336	$76,413,862	$27,621,784

NET ASSETS REPRESENTED BY:
Accumulation units	$20,294,239	$13,954,627	$208,471,126	$59,001,336	$76,413,862	$27,621,784
Contracts in payout phase			273,353

NET ASSETS	$20,294,239	$13,954,627	$208,744,479	$59,001,336	$76,413,862	$27,621,784

ACCUMULATION UNITS OUTSTANDING	454,502	425,704	3,787,131	1,538,275	1,500,068	1,179,428

UNIT VALUE (ACCUMULATION)	$44.65	$32.78	$55.05	$38.36	$50.94	$23.42

(1) Cost of investments:	$16,111,110	$14,296,756	$174,672,871	$49,766,794	$59,199,283	$27,766,292
Shares of investments:	1,604,464	764,323	8,255,836	3,065,415	3,481,448	2,277,417

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO AMERICAN FRANCHISE FUND	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO MID CAP GROWTH FUND	INVESCO SMALL CAP GROWTH FUND	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

ASSETS:
Investments at fair value (1)	$883,655	$3,912,295	$7,065,399	$1,283,786	$1,400,447	$2,015,678
Investment income due and accrued
Receivable for investments sold		11,751
Purchase payments receivable		1,777	28,646	6,595	813
Due from Great West Life & Annuity Insurance Company

Total assets	883,655	3,925,823	7,094,045	1,290,381	1,401,260	2,015,678

LIABILITIES:
Payable for investments purchased			28,646	6,595	655
Redemptions payable		13,528			158
Due to Great West Life & Annuity Insurance Company	106	176	367	179	126	250

Total liabilities	106	13,704	29,013	6,774	939	250

NET ASSETS	$883,549	$3,912,119	$7,065,032	$1,283,607	$1,400,321	$2,015,428

NET ASSETS REPRESENTED BY:
Accumulation units	$883,549	$3,912,119	$7,065,032	$1,283,607	$1,400,321	$2,015,428
Contracts in payout phase

NET ASSETS	$883,549	$3,912,119	$7,065,032	$1,283,607	$1,400,321	$2,015,428

ACCUMULATION UNITS OUTSTANDING	85,252	223,092	412,115	114,717	55,152	106,545

UNIT VALUE (ACCUMULATION)	$10.36	$17.54	$17.14	$11.19	$25.39	$18.92

(1) Cost of investments:	$823,751	$3,827,371	$6,092,661	$875,799	$1,218,317	$1,494,863
Shares of investments:	53,009	100,084	276,857	34,981	38,955	48,629

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS FUND	JANUS GLOBAL RESEARCH FUND	JANUS TWENTY FUND	JENSEN QUALITY GROWTH FUND	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY U.S. SMALL CAP FUND

ASSETS:
Investments at fair value (1)	$74,230	$1,029,007	$4,444,671	$1,183,082	$1,461,408	$92,517
Investment income due and accrued
Receivable for investments sold					7,899
Purchase payments receivable		16	13		7
Due from Great West Life & Annuity Insurance Company

Total assets	74,230	1,029,023	4,444,684	1,183,082	1,469,314	92,517

LIABILITIES:
Payable for investments purchased		16	13
Redemptions payable					7,906
Due to Great West Life & Annuity Insurance Company	8	142	667	144	119	14

Total liabilities	8	158	680	144	8,025	14

NET ASSETS	$74,222	$1,028,865	$4,444,004	$1,182,938	$1,461,289	$92,503

NET ASSETS REPRESENTED BY:
Accumulation units	$74,222	$1,028,865	$4,444,004	$1,182,938	$1,461,289	$92,503
Contracts in payout phase

NET ASSETS	$74,222	$1,028,865	$4,444,004	$1,182,938	$1,461,289	$92,503

ACCUMULATION UNITS OUTSTANDING	6,609	115,908	364,890	60,698	68,270	5,887

UNIT VALUE (ACCUMULATION)	$11.23	$8.88	$12.18	$19.49	$21.40	15.71

(1) Cost of investments:	$62,780	$677,006	$3,705,025	$809,712	$1,531,571	$45,761
Shares of investments:	2,002	16,154	76,003	29,577	74,676	3,493

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	MFS GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND

ASSETS:
Investments at fair value (1)	$200,410	$3,785,978	$16,107,152	$24,863,663	$1,915,780	$3,847,623
Investment income due and accrued				52,597
Receivable for investments sold			17,752		7,094
Purchase payments receivable		6,584	3,390	23,110	322	16,274
Due from Great West Life & Annuity Insurance Company

Total assets	200,410	3,792,562	16,128,294	24,939,370	1,923,196	3,863,897

LIABILITIES:
Payable for investments purchased		6,088		22,697		15,916
Redemptions payable		496	21,142	413	7,416	358
Due to Great West Life & Annuity Insurance Company	9	442	1,354	1,422	164	215

Total liabilities	9	7,026	22,496	24,532	7,580	16,489

NET ASSETS	$200,401	$3,785,536	$16,105,798	$24,914,838	$1,915,616	$3,847,408

NET ASSETS REPRESENTED BY:
Accumulation units	$200,401	$3,785,536	$16,105,798	$24,914,838	$1,915,616	$3,847,408
Contracts in payout phase

NET ASSETS	$200,401	$3,785,536	$16,105,798	$24,914,838	$1,915,616	$3,847,408

ACCUMULATION UNITS OUTSTANDING	10,127	213,995	752,244	1,288,288	85,141	247,801

UNIT VALUE (ACCUMULATION)	$19.79	$17.69	$21.41	$19.34	$22.50	15.53

(1) Cost of investments:	$162,097	$3,254,485	$13,677,791	$25,806,176	$1,628,483	$3,983,467
Shares of investments:	2,939	63,812	211,880	2,332,426	64,137	642,341

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND	RS SMALL CAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$3,606,138	$10,805,317	$1,952,632	$336,954	$1,297,669
Investment income due and accrued
Receivable for investments sold	2,528		9,905
Purchase payments receivable	201	11,537	140
Due from Great West Life & Annuity Insurance Company

Total assets	3,608,867	10,816,854	1,962,677	336,954	1,297,669

LIABILITIES:
Payable for investments purchased		11,537
Redemptions payable	2,729		10,045
Due to Great West Life & Annuity Insurance Company	198	1,062	122	41	192

Total liabilities	2,927	12,599	10,167	41	192

NET ASSETS	$3,605,940	$10,804,255	$1,952,510	$336,913	$1,297,477

NET ASSETS REPRESENTED BY:
Accumulation units	$3,605,940	$10,804,255	$1,952,510	$336,913	$1,297,477
Contracts in payout phase

NET ASSETS	$3,605,940	$10,804,255	$1,952,510	$336,913	$1,297,477

ACCUMULATION UNITS OUTSTANDING	373,739	559,810	127,029	14,716	115,324

UNIT VALUE (ACCUMULATION)	$9.65	$19.30	$15.37	$22.89	$11.25

(1) Cost of investments:	$3,772,938	$12,246,058	$2,173,370	$278,919	$672,977
Shares of investments:	107,742	769,062	182,319	7,049	19,803

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$35,616	$		$297,699	$2,971	$4,197	$155,926

EXPENSES:
Mortality and expense risk	16,155		110,983	92,497	1,059	91,030	116,214

NET INVESTMENT INCOME (LOSS)	19,461		(110,983)	205,202	1,912	(86,833)	39,712

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	14,560		434,288	840,121	6,245	916,424	805,099
Realized gain distributions				861,252	7,648	1,330,156

Net realized gain (loss) on investments	14,560		434,288	1,701,373	13,893	2,246,580	805,099

Change in net unrealized appreciation (depreciation)
on investments	107,006		599,516	(555,060)	(181)	(1,033,875)	(1,193,877)

Net realized and unrealized gain (loss) on investments	121,566		1,033,804	1,146,313	13,712	1,212,705	(388,778)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$141,027		$922,821	$1,351,515	$15,624	$1,125,872	$(349,066)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		CLEARBRIDGE VALUE TRUST	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$19,090	$2,515	$6,895	$97,005	$425,960

EXPENSES:
Mortality and expense risk		14,815	14,202	755	26,537	32,724	322,189

NET INVESTMENT INCOME (LOSS)		(14,815)	4,888	1,760	(19,642)	64,281	103,771

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(35,882)	39,816	(35)	216,163	669,950	642,195
Realized gain distributions			919,003	2,240	703,576	270,649	893,681

Net realized gain (loss) on investments		(35,882)	958,819	2,205	919,739	940,599	1,535,876

Change in net unrealized appreciation (depreciation)
on investments		239,791	(578,369)	4,938	(682,113)	(596,399)	3,068,698

Net realized and unrealized gain (loss) on investments		203,909	380,450	7,143	237,626	344,200	4,604,574

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$189,094	$385,338	$8,903	$217,984	$408,481	$4,708,345

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FIDELITY VIP GROWTH PORTFOLIO		FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

INVESTMENT INCOME:
Dividends	$131,338	$		$2,582,400	$1,198,388	$399,794	$1,087,742

EXPENSES:
Mortality and expense risk	671,895		356	171,250	605,287	96,584	86,486

NET INVESTMENT INCOME (LOSS)	(540,557)		(356)	2,411,150	593,101	303,210	1,001,256

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,818,554		440	1,739,858	10,583,600	(32,007)	(356,882)
Realized gain distributions			8,543	7,642,963	7,236,461	72,032	1,204,362

Net realized gain (loss) on investments	2,818,554		8,983	9,382,821	17,820,061	40,025	847,480

Change in net unrealized appreciation (depreciation)
on investments	4,647,078		(5,528)	(5,648,921)	(14,115,432)	611,274	(121,345)

Net realized and unrealized gain (loss) on investments	7,465,632		3,455	3,733,900	3,704,629	651,299	726,135

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,925,075		$3,099	$6,145,050	$4,297,730	$954,509	$1,727,391

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND

INVESTMENT INCOME:
Dividends	$130,095	$92,018	$91,822	$59,110	$33,075	$1,791,398

EXPENSES:
Mortality and expense risk	30,578	21,609	18,376	10,862	6,344	200,677

NET INVESTMENT INCOME (LOSS)	99,517	70,409	73,446	48,248	26,731	1,590,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	359,118	129,924	991,398	1,262,799	386,275	2,438,101
Realized gain distributions	160,162	138,121	153,857	92,849	63,494	1,573,480

Net realized gain (loss) on investments	519,280	268,045	1,145,255	1,355,648	449,769	4,011,581

Change in net unrealized appreciation (depreciation)
on investments	(244,288)	(117,050)	(784,684)	(1,003,762)	(330,481)	(4,129,186)

Net realized and unrealized gain (loss) on investments	274,992	150,995	360,571	351,886	119,288	(117,605)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$374,509	$221,404	$434,017	$400,134	$146,019	$1,473,116

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND		GREAT-WEST MONEY MARKET FUND

INVESTMENT INCOME:
Dividends	$92,070	$277,158	$5,480,972	$4,694,519	$2,033,316	$

EXPENSES:
Mortality and expense risk	72,829	260,939	396,016	318,768	85,507		443,735

NET INVESTMENT INCOME (LOSS)	19,241	16,219	5,084,956	4,375,751	1,947,809		(443,735)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,307,454	(1,445,494)	5,468,101	1,377,141	351,379
Realized gain distributions	1,414,905	90,697	11,826,618	11,697,871	2,790,921

Net realized gain (loss) on investments	2,722,359	(1,354,797)	17,294,719	13,075,012	3,142,300

Change in net unrealized appreciation (depreciation)
on investments	(2,374,341)	1,424,337	(11,225,158)	(7,717,128)	(1,614,738)

Net realized and unrealized gain (loss) on investments	348,018	69,540	6,069,561	5,357,884	1,527,562

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$367,259	$85,759	$11,154,517	$9,733,635	$3,475,371		$(443,735)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

INVESTMENT INCOME:
Dividends	$233,155	$320,554	$3,202,310	$1,132,030	$555,475	$705,190

EXPENSES:
Mortality and expense risk	157,861	147,206	2,002,889	591,641	276,798	247,238

NET INVESTMENT INCOME (LOSS)	75,294	173,348	1,199,421	540,389	278,677	457,952

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,846,318	69,627	4,511,529	1,082,423	2,054,250	155,599
Realized gain distributions	1,201,395	1,357,180	18,688,935	4,660,426	8,507,799	20,068

Net realized gain (loss) on investments	3,047,713	1,426,807	23,200,464	5,742,849	10,562,049	175,667

Change in net unrealized appreciation (depreciation)
on investments	(2,311,959)	(2,648,980)	(1,591,217)	(2,527,298)	(2,334,433)	659,237

Net realized and unrealized gain (loss) on investments	735,754	(1,222,173)	21,609,247	3,215,551	8,227,616	834,904

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$811,048	$(1,048,825)	$22,808,668	$3,755,940	$8,506,293	$1,292,856

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		INVESCO AMERICAN FRANCHISE FUND		INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND		INVESCO MID CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$		$85,719	$		$		$20,335

EXPENSES:
Mortality and expense risk		7,142		14,030	26,831		13,826		8,568	16,995

NET INVESTMENT INCOME (LOSS)		(7,142)		(14,030)	58,888		(13,826)		(8,568)	3,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		123,619		585,872	292,668		275,019		50,567	30,102
Realized gain distributions		77,851		391,420			114,660		214,592

Net realized gain (loss) on investments		201,470		977,292	292,668		389,679		265,159	30,102

Change in net unrealized appreciation (depreciation)
on investments		(133,948)		(548,344)	130,805		(287,931)		(163,139)	84,520

Net realized and unrealized gain (loss) on investments		67,522		428,948	423,473		101,748		102,020	114,622

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$60,380		$414,918	$482,361		$87,922		$93,452	$117,962

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS FUND	JANUS GLOBAL RESEARCH FUND	JANUS TWENTY FUND	JENSEN QUALITY GROWTH FUND		LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND

INVESTMENT INCOME:
Dividends	$1,095	$9,560	$59,878	$7,536	$		$

EXPENSES:
Mortality and expense risk	520	10,470	46,491	9,430		7,511		1,042

NET INVESTMENT INCOME (LOSS)	575	(910)	13,387	(1,894)		(7,511)		(1,042)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,066	48,583	153,546	35,959		148,026		28,428
Realized gain distributions	13,409		606,580	46,486		210,688

Net realized gain (loss) on investments	15,475	48,583	760,126	82,445		358,714		28,428

Change in net unrealized appreciation (depreciation)
on investments	(8,042)	14,838	(451,667)	28,302		(247,545)		(23,051)

Net realized and unrealized gain (loss) on investments	7,433	63,421	308,459	110,747		111,169		5,377

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,008	$62,511	$321,846	$108,853		$103,658		$4,335

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND

INVESTMENT INCOME:
Dividends	$		$		$137,522	$981,527	$43,311	$167,428

EXPENSES:
Mortality and expense risk		745		29,760	108,449	115,077	10,428	15,006

NET INVESTMENT INCOME (LOSS)		(745)		(29,760)	29,073	866,450	32,883	152,422

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		23,982		418,187	1,968,611	(86,505)	129,694	15,350
Realized gain distributions		8,224		527,265	790,653	190,257

Net realized gain (loss) on investments		32,206		945,452	2,759,264	103,752	129,694	15,350

Change in net unrealized appreciation (depreciation)
on investments		(15,170)		(442,940)	(2,511,087)	71,112	19,316	(144,413)

Net realized and unrealized gain (loss) on investments		17,036		502,512	248,177	174,864	149,010	(129,063)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$16,291		$472,752	$277,250	$1,041,314	$181,893	$23,359

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND		RS SELECT GROWTH FUND	RS SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$66,977	$		$29,617	$		$10,641

EXPENSES:
Mortality and expense risk	15,916		83,798	11,246		3,068	14,381

NET INVESTMENT INCOME (LOSS)	51,061		(83,798)	18,371		(3,068)	(3,740)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	178,657		66,307	73,998		49,438	186,630
Realized gain distributions	16,400		1,575,460	273,179		15,790	65,880

Net realized gain (loss) on investments	195,057		1,641,767	347,177		65,228	252,510

Change in net unrealized appreciation (depreciation)
on investments	(874,258)		(2,289,947)	(356,111)		(63,652)	(150,786)

Net realized and unrealized gain (loss) on investments	(679,201)		(648,180)	(8,934)		1,576	101,724

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(628,140)		$(731,978)	$9,437		$(1,492)	$97,984

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,461	$3,232	$(110,983)	$(64,689)	$205,202	$253,317
Net realized gain (loss) on investments	14,560	(26,711)	434,288	(23,951)	1,701,373	1,745,538
Change in net unrealized appreciation (depreciation)
on investments	107,006	241,475	599,516	3,931,642	(555,060)	437,743

Increase (decrease) in net assets resulting
from operations	141,027	217,996	922,821	3,843,002	1,351,515	2,436,598

CONTRACT TRANSACTIONS:
Purchase payments received	19,467	22,047	446,166	466,411	522,616	972,710
Transfers for contract benefits and terminations	(263,653)	(167,867)	(1,264,826)	(1,333,796)	(2,001,045)	(2,579,044)
Net transfers	263,941	(34,278)	(723,967)	(650,583)	(265,753)	(509,591)
Contract maintenance charges	(1,866)	(1,099)	(4,259)	(4,371)	(5,715)	(17,583)
Other, net	817	(6,990)	(23,414)	4,745	4,239	6,141
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	18,706	(188,187)	(1,570,300)	(1,517,594)	(1,745,658)	(2,127,367)

Total increase (decrease) in net assets	159,733	29,809	(647,479)	2,325,408	(394,143)	309,231

NET ASSETS:
Beginning of period	1,684,122	1,654,313	14,083,426	11,758,018	12,655,789	12,346,558

End of period	$1,843,855	$1,684,122	$13,435,947	$14,083,426	$12,261,646	$12,655,789

CHANGES IN UNITS OUTSTANDING:
Units issued	28,067	6,503	45,811	62,323	56,949	286,661
Units redeemed	(29,475)	(19,392)	(112,450)	(142,537)	(119,715)	(356,117)

Net increase (decrease)	(1,408)	(12,889)	(66,639)	(80,214)	(62,766)	(69,456)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND		AMERICAN FUNDS THE GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,912	$1,965	$(86,833)	$(74,309)	$39,712	$93,960
Net realized gain (loss) on investments	13,893	2,225	2,246,580	2,698,947	805,099	2,436,899
Change in net unrealized appreciation (depreciation)
on investments	(181)	33,869	(1,033,875)	959,022	(1,193,877)	2,202,087

Increase (decrease) in net assets resulting
from operations	15,624	38,059	1,125,872	3,583,660	(349,066)	4,732,946

CONTRACT TRANSACTIONS:
Purchase payments received		47	1,209,993	1,436,201	1,394,265	2,251,294
Transfers for contract benefits and terminations	(11,540)	(4,598)	(1,548,228)	(1,868,667)	(2,329,636)	(3,297,739)
Net transfers			1,227,616	1,697,105	860,402	(4,910,232)
Contract maintenance charges			(24,585)	(25,207)	(40,646)	(43,298)
Other, net			(35,932)	(22,109)	11,488	(51,785)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(11,540)	(4,551)	828,864	1,217,323	(104,127)	(6,051,760)

Total increase (decrease) in net assets	4,084	33,508	1,954,736	4,800,983	(453,193)	(1,318,814)

NET ASSETS:
Beginning of period	146,065	112,557	13,393,228	8,592,245	21,114,969	22,433,783

End of period	$150,149	$146,065	$15,347,964	$13,393,228	$20,661,776	$21,114,969

CHANGES IN UNITS OUTSTANDING:
Units issued		3	369,745	593,258	250,663	337,835
Units redeemed	(727)	(351)	(324,614)	(469,948)	(270,500)	(711,523)

Net increase (decrease)	(727)	(348)	45,131	123,310	(19,837)	(373,688)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE TRUST		COLUMBIA MID CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,815)	$(1,852)	$4,888	$(3,508)	$1,760	$1,576
Net realized gain (loss) on investments	(35,882)	(161,301)	958,819	669,729	2,205	(249)
Change in net unrealized appreciation (depreciation)
on investments	239,791	666,519	(578,369)	(86,262)	4,938	13,744

Increase (decrease) in net assets resulting
from operations	189,094	503,366	385,338	579,959	8,903	15,071

CONTRACT TRANSACTIONS:
Purchase payments received			363,523	294,529
Transfers for contract benefits and terminations	(248,451)	(255,311)	(551,397)	(460,285)	(4,976)	(1,835)
Net transfers	(36,892)	(84,883)	6,196,498	1,042,041
Contract maintenance charges	(469)	(646)	(23,354)	(9,561)
Other, net	(3,207)	(5,609)	3,413	(9,907)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(289,019)	(346,449)	5,988,683	856,817	(4,976)	(1,835)

Total increase (decrease) in net assets	(99,925)	156,917	6,374,021	1,436,776	3,927	13,236

NET ASSETS:
Beginning of period	1,681,902	1,524,985	2,592,003	1,155,227	101,693	88,457

End of period	$1,581,977	$1,681,902	$8,966,024	$2,592,003	$105,620	$101,693

CHANGES IN UNITS OUTSTANDING:
Units issued	3,610	38	533,420	273,904
Units redeemed	(22,774)	(28,722)	(158,749)	(201,401)	(254)	(105)

Net increase (decrease)	(19,164)	(28,684)	374,671	72,503	(254)	(105)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DAVIS NEW YORK VENTURE FUND		FEDERATED EQUITY INCOME FUND, INC		FIDELITY VIP CONTRAFUND PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,642)	$(17,077)	$64,281	$40,441	$103,771	$139,962
Net realized gain (loss) on investments	919,739	817,079	940,599	614,078	1,535,876	(210,220)
Change in net unrealized appreciation (depreciation)
on investments	(682,113)	416,073	(596,399)	482,021	3,068,698	10,973,051

Increase (decrease) in net assets resulting
from operations	217,984	1,216,075	408,481	1,136,540	4,708,345	10,902,793

CONTRACT TRANSACTIONS:
Purchase payments received	220,281	302,386	239,404	187,902	1,804,545	2,513,465
Transfers for contract benefits and terminations	(483,632)	(713,096)	(548,355)	(659,058)	(4,717,862)	(5,482,024)
Net transfers	(305,388)	(318,002)	(1,866,533)	2,063,157	390,945	(1,154,681)
Contract maintenance charges	(1,067)	(495)	(10,396)	(5,652)	(13,694)	(11,472)
Other, net	6,098	4,916	12,887	16,673	(115,316)	(38,906)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(563,708)	(724,291)	(2,172,993)	1,603,022	(2,651,382)	(4,173,618)

Total increase (decrease) in net assets	(345,724)	491,784	(1,764,512)	2,739,562	2,056,963	6,729,175

NET ASSETS:
Beginning of period	4,421,399	3,929,615	6,356,312	3,616,750	44,017,110	37,287,935

End of period	$4,075,675	$4,421,399	$4,591,800	$6,356,312	$46,074,073	$44,017,110

CHANGES IN UNITS OUTSTANDING:
Units issued	40,031	69,254	85,475	188,334	167,799	219,456
Units redeemed	(79,897)	(127,477)	(205,756)	(92,875)	(241,300)	(365,312)

Net increase (decrease)	(39,866)	(58,223)	(120,281)	95,459	(73,501)	(145,856)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	FIDELITY VIP GROWTH PORTFOLIO		FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE I FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(540,557)	$(412,931)	$(356)	$(356)	$2,411,150	$1,108,169
Net realized gain (loss) on investments	2,818,554	1,945,388	8,983	6,840	9,382,821	6,711,159
Change in net unrealized appreciation (depreciation)
on investments	4,647,078	17,798,257	(5,528)	8,600	(5,648,921)	9,756,276

Increase (decrease) in net assets resulting
from operations	6,925,075	19,330,714	3,099	15,084	6,145,050	17,575,604

CONTRACT TRANSACTIONS:
Purchase payments received	1,049,428	1,356,180			8,542,300	7,349,556
Transfers for contract benefits and terminations	(7,502,039)	(7,467,427)	(664)	(469)	(6,138,050)	(5,590,123)
Net transfers	550,652	(1,997,562)	(2,149)	(10,228)	(1,006,698)	(3,667,942)
Contract maintenance charges	(18,194)	(17,332)			(34,780)	(39,355)
Other, net	46,549	28,757			(213,647)	(315,826)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(5,873,604)	(8,097,384)	(2,813)	(10,697)	1,149,125	(2,263,690)

Total increase (decrease) in net assets	1,051,471	11,233,330	286	4,387	7,294,175	15,311,914

NET ASSETS:
Beginning of period	70,279,103	59,045,773	49,179	44,792	76,873,754	61,561,840

End of period	$71,330,574	$70,279,103	$49,465	$49,179	$84,167,929	$76,873,754

CHANGES IN UNITS OUTSTANDING:
Units issued	251,960	150,714			503,265	436,697
Units redeemed	(423,567)	(470,171)	(206)	(904)	(454,806)	(531,165)

Net increase (decrease)	(171,607)	(319,457)	(206)	(904)	48,459	(94,468)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MID CAP VALUE FUND			GREAT-WEST ARIEL SMALL-CAP VALUE FUND	GREAT-WEST BOND INDEX FUND
	2014	2013		2013	2014	2013
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$593,101	$867,091		$(88,210)	$303,210	$350,092
Net realized gain (loss) on investments	17,820,061	9,068,727		6,999,622	40,025	345,597
Change in net unrealized appreciation (depreciation)
on investments	(14,115,432)	9,152,739		(3,307,000)	611,274	(1,541,389)

Increase (decrease) in net assets resulting
from operations	4,297,730	19,088,557		3,604,412	954,509	(845,700)

CONTRACT TRANSACTIONS:
Purchase payments received	1,090,294	908,737		523,932	848,613	1,836,205
Transfers for contract benefits and terminations	(6,960,544)	(5,211,205)		(2,301,314)	(2,985,528)	(6,241,885)
Net transfers	(3,464,726)	14,922,723		(14,749,887)	1,872,399	541,580
Contract maintenance charges	(21,189)	(15,308)		(2,469)	(52,677)	(73,582)
Other, net	39,576	26,199		2,723	43,087	(19,562)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(9,316,589)	10,631,146		(16,527,015)	(274,106)	(3,957,244)

Total increase (decrease) in net assets	(5,018,859)	29,719,703		(12,922,603)	680,403	(4,802,944)

NET ASSETS:
Beginning of period	71,931,263	42,211,560		12,922,603	19,338,638	24,141,582

End of period	$66,912,404	$71,931,263	$		$20,019,041	$19,338,638

CHANGES IN UNITS OUTSTANDING:
Units issued	81,873	434,629		76,920	378,679	666,680
Units redeemed	(257,452)	(208,780)		(461,870)	(374,656)	(879,022)

Net increase (decrease)	(175,579)	225,849		(384,950)	4,023	(212,342)

(1) For the period January 1, 2013 to December 23, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST CONSERVATIVE PROFILE I FUND			GREAT-WEST INVESCO ADR FUND	GREAT-WEST LIFETIME 2015 FUND II
	2014	2013		2013	2014	2013
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,001,256	$648,452		$44,172	$99,517	$143,284
Net realized gain (loss) on investments	847,480	1,088,630		15,479	519,280	339,076
Change in net unrealized appreciation (depreciation)
on investments	(121,345)	627,931		256,366	(244,288)	39,578

Increase (decrease) in net assets resulting
from operations	1,727,391	2,365,013		316,017	374,509	521,938

CONTRACT TRANSACTIONS:
Purchase payments received	6,611,199	5,867,983		157,064	523,959	664,712
Transfers for contract benefits and terminations	(3,784,542)	(2,768,215)		(219,746)	(1,165,632)	(1,024,563)
Net transfers	785,715	(2,057,454)		(6,750,961)	(1,424,695)	669,391
Contract maintenance charges	(8,379)	(12,046)		(2,076)	(969)	(1,612)
Other, net	51,747	(66,607)		3,409	4,785	(13,548)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	3,655,740	963,661		(6,812,310)	(2,062,552)	294,380

Total increase (decrease) in net assets	5,383,131	3,328,674		(6,496,293)	(1,688,043)	816,318

NET ASSETS:
Beginning of period	34,565,889	31,237,215		6,496,293	6,653,966	5,837,648

End of period	$39,949,020	$34,565,889	$		$4,965,923	$6,653,966

CHANGES IN UNITS OUTSTANDING:
Units issued	457,374	417,410		41,677	106,173	132,253
Units redeemed	(295,749)	(369,556)		(432,728)	(226,797)	(111,157)

Net increase (decrease)	161,625	47,854		(391,051)	(120,624)	21,096

(1) For the period January 1, 2013 to May 2, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2025 FUND II		GREAT-WEST LIFETIME 2035 FUND II		GREAT-WEST LIFETIME 2045 FUND II
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$70,409	$73,800	$73,446	$138,250	$48,248	$132,115
Net realized gain (loss) on investments	268,045	212,929	1,145,255	440,671	1,355,648	312,666
Change in net unrealized appreciation (depreciation)
on investments	(117,050)	188,352	(784,684)	551,926	(1,003,762)	672,448

Increase (decrease) in net assets resulting
from operations	221,404	475,081	434,017	1,130,847	400,134	1,117,229

CONTRACT TRANSACTIONS:
Purchase payments received	406,182	626,740	697,100	780,439	713,674	876,948
Transfers for contract benefits and terminations	(300,186)	(541,086)	(441,530)	(994,928)	(335,324)	(575,030)
Net transfers	184,373	(123,984)	(3,029,028)	(131,423)	(4,376,167)	9,069
Contract maintenance charges	(839)	(737)	(1,506)	(1,424)	(1,161)	(1,154)
Other, net	7,272	18,918	(17,253)	(21,513)	(50,992)	(59,513)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	296,802	(20,149)	(2,792,217)	(368,849)	(4,049,970)	250,320

Total increase (decrease) in net assets	518,206	454,932	(2,358,200)	761,998	(3,649,836)	1,367,549

NET ASSETS:
Beginning of period	3,587,596	3,132,664	6,375,645	5,613,647	6,129,870	4,762,321

End of period	$4,105,802	$3,587,596	$4,017,445	$6,375,645	$2,480,034	$6,129,870

CHANGES IN UNITS OUTSTANDING:
Units issued	76,311	99,069	127,852	78,701	51,643	75,750
Units redeemed	(58,359)	(96,919)	(263,966)	(98,402)	(246,694)	(58,939)

Net increase (decrease)	17,952	2,150	(136,114)	(19,701)	(195,051)	16,811

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2055 FUND II		GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,731	$50,452	$1,590,721	$1,452,535	$19,241	$(10,989)
Net realized gain (loss) on investments	449,769	102,854	4,011,581	1,189,986	2,722,359	1,601,642
Change in net unrealized appreciation (depreciation)
on investments	(330,481)	255,015	(4,129,186)	870,427	(2,374,341)	1,341,760

Increase (decrease) in net assets resulting
from operations	146,019	408,321	1,473,116	3,512,948	367,259	2,932,413

CONTRACT TRANSACTIONS:
Purchase payments received	372,837	321,953	3,277,295	2,895,556	384,962	445,535
Transfers for contract benefits and terminations	(100,786)	(115,298)	(5,366,021)	(6,452,261)	(1,659,386)	(1,282,849)
Net transfers	(1,314,712)	419,017	(1,777,485)	292,112	(516,741)	(78,367)
Contract maintenance charges	(529)	(549)	(19,909)	(20,866)	(5,387)	(3,951)
Other, net	(2,924)	(26,004)	25,456	(1,234)	(21,582)	(5,749)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(1,046,114)	599,119	(3,860,664)	(3,286,693)	(1,818,134)	(925,381)

Total increase (decrease) in net assets	(900,095)	1,007,440	(2,387,548)	226,255	(1,450,875)	2,007,032

NET ASSETS:
Beginning of period	2,502,353	1,494,913	49,029,942	48,803,687	10,977,547	8,970,515

End of period	$1,602,258	$2,502,353	$46,642,394	$49,029,942	$9,526,672	$10,977,547

CHANGES IN UNITS OUTSTANDING:
Units issued	46,016	54,850	217,760	263,149	28,136	60,896
Units redeemed	(96,100)	(19,085)	(296,246)	(346,460)	(76,932)	(89,138)

Net increase (decrease)	(50,084)	35,765	(78,486)	(83,311)	(48,796)	(28,242)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST MFS INTERNATIONAL VALUE FUND		GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,219	$469,503	$5,084,956	$4,366,760	$4,375,751	$2,085,427
Net realized gain (loss) on investments	(1,354,797)	(2,485,693)	17,294,719	4,097,716	13,075,012	7,211,448
Change in net unrealized appreciation (depreciation)
on investments	1,424,337	8,893,093	(11,225,158)	13,386,033	(7,717,128)	16,559,919

Increase (decrease) in net assets resulting
from operations	85,759	6,876,903	11,154,517	21,850,509	9,733,635	25,856,794

CONTRACT TRANSACTIONS:
Purchase payments received	902,954	1,229,503	62,345,571	13,848,099	16,315,658	13,926,805
Transfers for contract benefits and terminations	(3,760,988)	(3,718,732)	(17,348,918)	(16,405,517)	(13,067,508)	(12,846,862)
Net transfers	(2,589,769)	5,055,539	(22,773,081)	(9,072,871)	(2,321,666)	(9,782,022)
Contract maintenance charges	(14,107)	(19,714)	(55,537)	(67,821)	(60,328)	(75,310)
Other, net	6,556	(14,407)	(330,997)	(60,556)	(35,753)	(179,888)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(5,455,354)	2,532,189	21,837,038	(11,758,666)	830,403	(8,957,277)

Total increase (decrease) in net assets	(5,369,595)	9,409,092	32,991,555	10,091,843	10,564,038	16,899,517

NET ASSETS:
Beginning of period	33,927,298	24,518,206	151,432,362	141,340,519	146,763,142	129,863,625

End of period	$28,557,703	$33,927,298	$184,423,917	$151,432,362	$157,327,180	$146,763,142

CHANGES IN UNITS OUTSTANDING:
Units issued	170,339	562,769	2,695,474	842,752	957,583	727,859
Units redeemed	(392,639)	(420,276)	(1,816,904)	(1,343,583)	(910,956)	(1,080,513)

Net increase (decrease)	(222,300)	142,493	878,570	(500,831)	46,627	(352,654)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND		GREAT-WEST MONEY MARKET FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,947,809	$1,190,169	$(443,735)	$(515,542)	$75,294	$100,518
Net realized gain (loss) on investments	3,142,300	2,974,729			3,047,713	2,640,266
Change in net unrealized appreciation (depreciation)
on investments	(1,614,738)	2,165,623			(2,311,959)	3,634,004

Increase (decrease) in net assets resulting
from operations	3,475,371	6,330,521	(443,735)	(515,542)	811,048	6,374,788

CONTRACT TRANSACTIONS:
Purchase payments received	17,226,784	11,486,842	685,313	1,398,003	614,899	865,832
Transfers for contract benefits and terminations	(6,996,443)	(6,194,719)	(7,912,081)	(8,566,495)	(1,834,366)	(2,271,044)
Net transfers	(611,809)	(2,350,155)	3,272,246	191,444	1,261,458	(5,634,431)
Contract maintenance charges	(29,255)	(33,490)	(54,340)	(57,880)	(12,757)	(8,998)
Other, net	(31,391)	52,680	22,946	42,544	30,582	(8,920)
Adjustments to net assets allocated to contracts
in payout phase			(20,693)	7,046

Increase (decrease) in net assets resulting from
contract transactions	9,557,886	2,961,158	(4,006,609)	(6,985,338)	59,816	(7,057,561)

Total increase (decrease) in net assets	13,033,257	9,291,679	(4,450,344)	(7,500,880)	870,864	(682,773)

NET ASSETS:
Beginning of period	61,065,544	51,773,865	55,275,005	62,775,885	19,423,375	20,106,148

End of period	$74,098,801	$61,065,544	$50,824,661	$55,275,005	$20,294,239	$19,423,375

CHANGES IN UNITS OUTSTANDING:
Units issued	837,739	664,579	780,827	671,566	125,131	115,877
Units redeemed	(458,039)	(538,310)	(956,597)	(1,078,605)	(118,511)	(340,679)

Net increase (decrease)	379,700	126,269	(175,770)	(407,039)	6,620	(224,802)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$173,348	$1,262,634	$1,199,421	$1,609,109	$540,389	$634,220
Net realized gain (loss) on investments	1,426,807	3,522,968	23,200,464	7,082,559	5,742,849	3,483,787
Change in net unrealized appreciation (depreciation)
on investments	(2,648,980)	875,998	(1,591,217)	45,314,959	(2,527,298)	11,442,298

Increase (decrease) in net assets resulting
from operations	(1,048,825)	5,661,600	22,808,668	54,006,627	3,755,940	15,560,305

CONTRACT TRANSACTIONS:
Purchase payments received	3,833	4,911	1,945,259	3,460,778	1,077,904	1,560,334
Transfers for contract benefits and terminations	(1,821,587)	(1,712,495)	(24,073,729)	(27,500,922)	(7,971,302)	(7,877,038)
Net transfers	(315,177)	(952,693)	(4,664,805)	(10,666,226)	(2,472,660)	(1,820,427)
Contract maintenance charges	(4,281)	(4,250)	(69,152)	(52,879)	(19,188)	(19,946)
Other, net	(17,406)	(10,441)	161,037	(78,471)	(6,564)	(20,114)
Adjustments to net assets allocated to contracts
in payout phase			17,607	28,762	(20,115)	4,850

Increase (decrease) in net assets resulting from
contract transactions	(2,154,618)	(2,674,968)	(26,683,783)	(34,808,958)	(9,411,925)	(8,172,341)

Total increase (decrease) in net assets	(3,203,443)	2,986,632	(3,875,115)	19,197,669	(5,655,985)	7,387,964

NET ASSETS:
Beginning of period	17,158,070	14,171,438	212,619,594	193,421,925	64,657,321	57,269,357

End of period	$13,954,627	$17,158,070	$208,744,479	$212,619,594	$59,001,336	$64,657,321

CHANGES IN UNITS OUTSTANDING:
Units issued	14,942	12,564	382,723	437,324	191,071	221,931
Units redeemed	(78,805)	(112,281)	(964,869)	(1,538,852)	(412,438)	(440,570)

Net increase (decrease)	(63,863)	(99,717)	(582,146)	(1,101,528)	(221,367)	(218,639)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO AMERICAN FRANCHISE FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$278,677	$(217,963)	$457,952	$450,219	$(7,142)	$(4,693)
Net realized gain (loss) on investments	10,562,049	6,297,323	175,667	208,584	201,470	48,306
Change in net unrealized appreciation (depreciation)
on investments	(2,334,433)	13,047,293	659,237	(1,666,094)	(133,948)	157,837

Increase (decrease) in net assets resulting
from operations	8,506,293	19,126,653	1,292,856	(1,007,291)	60,380	201,450

CONTRACT TRANSACTIONS:
Purchase payments received	4,755,490	3,927,050	732,518	1,084,914	25,636	8,434
Transfers for contract benefits and terminations	(6,972,843)	(5,825,510)	(3,562,026)	(3,583,443)	(64,322)	(69,478)
Net transfers	(1,311,474)	(713,679)	(512,636)	(4,695,549)	114,497	34,721
Contract maintenance charges	(25,393)	(22,939)	(13,614)	(14,015)	(988)	(177)
Other, net	(21,583)	(53,574)	(1,713)	27,863	3,034	2,872
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(3,575,803)	(2,688,652)	(3,357,471)	(7,180,230)	77,857	(23,628)

Total increase (decrease) in net assets	4,930,490	16,438,001	(2,064,615)	(8,187,521)	138,237	177,822

NET ASSETS:
Beginning of period	71,483,372	55,045,371	29,686,399	37,873,920	745,312	567,490

End of period	$76,413,862	$71,483,372	$27,621,784	$29,686,399	$883,549	$745,312

CHANGES IN UNITS OUTSTANDING:
Units issued	181,777	235,981	110,024	183,753	47,877	13,109
Units redeemed	(264,100)	(317,212)	(256,565)	(519,369)	(40,601)	(16,011)

Net increase (decrease)	(82,323)	(81,231)	(146,541)	(335,616)	7,276	(2,902)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO AMERICAN VALUE FUND		INVESCO COMSTOCK FUND		INVESCO MID CAP GROWTH FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,030)	$(2,050)	$58,888	$31,288	$(13,826)	$(9,209)
Net realized gain (loss) on investments	977,292	2,251,338	292,668	546,773	389,679	156,807
Change in net unrealized appreciation (depreciation)
on investments	(548,344)	(243,692)	130,805	623,694	(287,931)	286,077

Increase (decrease) in net assets resulting
from operations	414,918	2,005,596	482,361	1,201,755	87,922	433,675

CONTRACT TRANSACTIONS:
Purchase payments received	453,891	999,181	567,613	457,547	14,833	15,397
Transfers for contract benefits and terminations	(763,333)	(1,142,101)	(548,590)	(999,447)	(205,514)	(121,885)
Net transfers	(12,415)	(7,940,109)	1,544,060	2,212,999	(223,343)	(8,928)
Contract maintenance charges	(23,804)	(28,856)	(22,295)	(15,433)	(722)	(817)
Other, net	6,970	(18,279)	(13,850)	(14,782)	(927)	(1,154)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(338,691)	(8,130,164)	1,526,938	1,640,884	(415,673)	(117,387)

Total increase (decrease) in net assets	76,227	(6,124,568)	2,009,299	2,842,639	(327,751)	316,288

NET ASSETS:
Beginning of period	3,835,892	9,960,460	5,055,733	2,213,094	1,611,358	1,295,070

End of period	$3,912,119	$3,835,892	$7,065,032	$5,055,733	$1,283,607	$1,611,358

CHANGES IN UNITS OUTSTANDING:
Units issued	201,519	202,498	275,131	370,313	2,562	14,149
Units redeemed	(216,539)	(782,455)	(185,863)	(237,701)	(39,700)	(27,495)

Net increase (decrease)	(15,020)	(579,957)	89,268	132,612	(37,138)	(13,346)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO SMALL CAP GROWTH FUND		JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,568)	$(6,598)	$3,340	$5,144	$575	$(258)
Net realized gain (loss) on investments	265,159	131,961	30,102	31,883	15,475	8,814
Change in net unrealized appreciation (depreciation)
on investments	(163,139)	247,843	84,520	363,181	(8,042)	6,820

Increase (decrease) in net assets resulting
from operations	93,452	373,206	117,962	400,208	8,008	15,376

CONTRACT TRANSACTIONS:
Purchase payments received	30,890	40,355	88,534	65,588
Transfers for contract benefits and terminations	(97,911)	(188,704)	(167,523)	(61,232)	(906)	(26,254)
Net transfers	24,055	265,829	126,120	(37,076)	(1,985)	25,377
Contract maintenance charges	(1,951)	(1,774)	(451)	(452)
Other, net	6,399	(562)	8,312	(1,341)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(38,518)	115,144	54,992	(34,513)	(2,891)	(877)

Total increase (decrease) in net assets	54,934	488,350	172,954	365,695	5,117	14,499

NET ASSETS:
Beginning of period	1,345,387	857,037	1,842,474	1,476,779	69,105	54,606

End of period	$1,400,321	$1,345,387	$2,015,428	$1,842,474	$74,222	$69,105

CHANGES IN UNITS OUTSTANDING:
Units issued	7,598	20,471	15,629	8,104	91	2,958
Units redeemed	(8,826)	(13,714)	(12,698)	(10,327)	(370)	(3,073)

Net increase (decrease)	(1,228)	6,757	2,931	(2,223)	(279)	(115)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS GLOBAL RESEARCH FUND		JANUS TWENTY FUND		JENSEN QUALITY GROWTH FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(910)	$(5,487)	$13,387	$(15,823)	$(1,894)	$(1,657)
Net realized gain (loss) on investments	48,583	64,447	760,126	1,214,456	82,445	72,711
Change in net unrealized appreciation (depreciation)
on investments	14,838	188,944	(451,667)	(79,855)	28,302	231,428

Increase (decrease) in net assets resulting
from operations	62,511	247,904	321,846	1,118,778	108,853	302,482

CONTRACT TRANSACTIONS:
Purchase payments received	5,966	8,302	5,378	12,340	1,391	6,881
Transfers for contract benefits and terminations	(72,983)	(156,246)	(205,901)	(388,654)	(50,362)	(135,457)
Net transfers	(50,800)	(38,353)	(102,786)	(106,133)	(56,975)	(50,493)
Contract maintenance charges	(470)	(528)	(2,370)	(2,380)	(504)	(420)
Other, net	(2,384)	(2,019)	(9,140)	(10,893)	(2,266)	(5,216)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(120,671)	(188,844)	(314,819)	(495,720)	(108,716)	(184,705)

Total increase (decrease) in net assets	(58,160)	59,060	7,027	623,058	137	117,777

NET ASSETS:
Beginning of period	1,087,025	1,027,965	4,436,977	3,813,919	1,182,801	1,065,024

End of period	$1,028,865	$1,087,025	$4,444,004	$4,436,977	$1,182,938	$1,182,801

CHANGES IN UNITS OUTSTANDING:
Units issued	2,755	11,162	2,163	9,746	3,568	5,621
Units redeemed	(17,482)	(35,121)	(28,703)	(56,419)	(9,477)	(17,226)

Net increase (decrease)	(14,727)	(23,959)	(26,540)	(46,673)	(5,909)	(11,605)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND		MFS GROWTH FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,511)	$(6,323)	$(1,042)	$(1,466)	$(745)	$(1,080)
Net realized gain (loss) on investments	358,714	164,719	28,428	27,173	32,206	44,983
Change in net unrealized appreciation (depreciation)
on investments	(247,545)	137,173	(23,051)	16,143	(15,170)	27,725

Increase (decrease) in net assets resulting
from operations	103,658	295,569	4,335	41,850	16,291	71,628

CONTRACT TRANSACTIONS:
Purchase payments received	97,148	120,868	614	1	6,467	5,788
Transfers for contract benefits and terminations	(228,707)	(206,592)	(39,147)	(48,502)	(33,542)	(110,659)
Net transfers	474,867	(35,644)	(3,925)	16	(4,118)	37,562
Contract maintenance charges	(1,813)	(91)	(30)	(34)	(88)	(133)
Other, net	2,294	3,869		(4)	(1,590)	1,512
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	343,789	(117,590)	(42,488)	(48,523)	(32,871)	(65,930)

Total increase (decrease) in net assets	447,447	177,979	(38,153)	(6,673)	(16,580)	5,698

NET ASSETS:
Beginning of period	1,013,842	835,863	130,656	137,329	216,981	211,283

End of period	$1,461,289	$1,013,842	$92,503	$130,656	$200,401	$216,981

CHANGES IN UNITS OUTSTANDING:
Units issued	60,043	18,941	302	273	2,316	2,838
Units redeemed	(43,163)	(24,999)	(3,158)	(3,879)	(4,120)	(6,773)

Net increase (decrease)	16,880	(6,058)	(2,856)	(3,606)	(1,804)	(3,935)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND		PIMCO TOTAL RETURN FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(29,760)	$(23,395)	$29,073	$50,728	$866,450	$436,205
Net realized gain (loss) on investments	945,452	340,516	2,759,264	3,112,505	103,752	432,913
Change in net unrealized appreciation (depreciation)
on investments	(442,940)	425,967	(2,511,087)	1,780,376	71,112	(1,622,337)

Increase (decrease) in net assets resulting
from operations	472,752	743,088	277,250	4,943,609	1,041,314	(753,219)

CONTRACT TRANSACTIONS:
Purchase payments received	169,688	171,088	1,332,931	2,412,214	1,740,205	1,971,240
Transfers for contract benefits and terminations	(437,600)	(259,011)	(3,176,314)	(4,625,760)	(3,098,559)	(5,110,986)
Net transfers	237,474	(113,505)	(3,977,502)	(1,207,014)	(1,169,995)	5,156,402
Contract maintenance charges	(1,580)	(772)	(34,443)	(49,121)	(79,243)	(58,834)
Other, net	(1,584)	4,715	(27,531)	(55,407)	(36,278)	4,965
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(33,602)	(197,485)	(5,882,859)	(3,525,088)	(2,643,870)	1,962,787

Total increase (decrease) in net assets	439,150	545,603	(5,605,609)	1,418,521	(1,602,556)	1,209,568

NET ASSETS:
Beginning of period	3,346,386	2,800,783	21,711,407	20,292,886	26,517,394	25,307,826

End of period	$3,785,536	$3,346,386	$16,105,798	$21,711,407	$24,914,838	$26,517,394

CHANGES IN UNITS OUTSTANDING:
Units issued	82,258	29,931	120,165	387,367	371,541	689,560
Units redeemed	(83,395)	(45,852)	(392,194)	(562,352)	(512,925)	(613,333)

Net increase (decrease)	(1,137)	(15,921)	(272,029)	(174,985)	(141,384)	76,227

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIONEER EQUITY INCOME VCT PORTFOLIO		PUTNAM HIGH YIELD ADVANTAGE FUND		PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,883	$20,739	$152,422	$130,391	$51,061	$18,014
Net realized gain (loss) on investments	129,694	102,362	15,350	49,711	195,057	254,240
Change in net unrealized appreciation (depreciation)
on investments	19,316	186,435	(144,413)	(52,014)	(874,258)	548,854

Increase (decrease) in net assets resulting
from operations	181,893	309,536	23,359	128,088	(628,140)	821,108

CONTRACT TRANSACTIONS:
Purchase payments received	72,549	97,754	239,991	182,716	439,074	575,819
Transfers for contract benefits and terminations	(200,138)	(166,868)	(507,273)	(705,113)	(569,121)	(879,717)
Net transfers	453,855	19,393	1,754,903	418,740	73,490	(1,041,388)
Contract maintenance charges	(1,936)	(409)	(9,777)	(4,037)	(18,943)	(16,043)
Other, net	4,181	2,974	3,769	(5,152)	(4,615)	(14,470)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	328,511	(47,156)	1,481,613	(112,846)	(80,115)	(1,375,799)

Total increase (decrease) in net assets	510,404	262,380	1,504,972	15,242	(708,255)	(554,691)

NET ASSETS:
Beginning of period	1,405,212	1,142,832	2,342,436	2,327,194	4,314,195	4,868,886

End of period	$1,915,616	$1,405,212	$3,847,408	$2,342,436	$3,605,940	$4,314,195

CHANGES IN UNITS OUTSTANDING:
Units issued	43,354	28,921	193,889	139,099	240,383	261,098
Units redeemed	(28,618)	(30,719)	(100,154)	(147,224)	(250,856)	(409,579)

Net increase (decrease)	14,736	(1,798)	93,735	(8,125)	(10,473)	(148,481)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND		RS SELECT GROWTH FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(83,798)	$(85,551)	$18,371	$11,416	$(3,068)	$(3,173)
Net realized gain (loss) on investments	1,641,767	3,555,928	347,177	1,371,260	65,228	111,700
Change in net unrealized appreciation (depreciation)
on investments	(2,289,947)	856,755	(356,111)	105,578	(63,652)	21,195

Increase (decrease) in net assets resulting
from operations	(731,978)	4,327,132	9,437	1,488,254	(1,492)	129,722

CONTRACT TRANSACTIONS:
Purchase payments received	551,905	766,169	283,611	604,679	23,501	95,893
Transfers for contract benefits and terminations	(1,272,117)	(1,249,731)	(457,019)	(1,747,237)	(87,969)	(57,696)
Net transfers	(1,517,527)	(413,691)	(2,517,171)	1,453,503	(10,478)	(106,737)
Contract maintenance charges	(2,846)	(3,550)	(10,702)	(28,249)	(110)	(459)
Other, net	15,042	18,846	(4,403)	(18,794)	(455)	(1,434)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(2,225,543)	(881,957)	(2,705,684)	263,902	(75,511)	(70,433)

Total increase (decrease) in net assets	(2,957,521)	3,445,175	(2,696,247)	1,752,156	(77,003)	59,289

NET ASSETS:
Beginning of period	13,761,776	10,316,601	4,648,757	2,896,601	413,916	354,627

End of period	$10,804,255	$13,761,776	$1,952,510	$4,648,757	$336,913	$413,916

CHANGES IN UNITS OUTSTANDING:
Units issued	175,809	278,245	105,885	552,964	2,226	9,830
Units redeemed	(288,954)	(326,800)	(280,353)	(498,804)	(5,727)	(12,500)

Net increase (decrease)	(113,145)	(48,555)	(174,468)	54,160	(3,501)	(2,670)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	RS SMALL CAP GROWTH FUND
	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,740)	$4,227
Net realized gain (loss) on investments	252,510	290,460
Change in net unrealized appreciation (depreciation)
on investments	(150,786)	242,809

Increase (decrease) in net assets resulting
from operations	97,984	537,496

CONTRACT TRANSACTIONS:
Purchase payments received	4,998	5,256
Transfers for contract benefits and terminations	(217,509)	(132,994)
Net transfers	(89,803)	(213,303)
Contract maintenance charges	(778)	(677)
Other, net	(2,883)	(6,006)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(305,975)	(347,724)

Total increase (decrease) in net assets	(207,991)	189,772

NET ASSETS:
Beginning of period	1,505,468	1,315,696

End of period	$1,297,477	$1,505,468

CHANGES IN UNITS OUTSTANDING:
Units issued	1,961	4,761
Units redeemed	(30,455)	(44,544)

Net increase (decrease)	(28,494)	(39,783)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” (ASC Topic 946). It is a funding vehicle for group variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.
Other, Net
The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$469,503	$431,358
Alger Mid Cap Growth Portfolio	404,489	2,085,808
American Century Investments Equity Income Fund	2,184,299	2,863,477
American Century Investments Income & Growth Fund	10,618	12,597
American Funds The Growth Fund Of America	4,636,083	2,563,818
Artisan International Fund	2,460,767	2,525,280
Clearbridge Value Trust	58	303,899
Columbia Mid Cap Value Fund	7,908,168	995,433
Columbia Variable Portfolio - Asset Allocation Fund	4,754	5,729
Davis New York Venture Fund	1,060,869	940,665
Federated Equity Income Fund, Inc	973,965	2,812,047
Fidelity VIP Contrafund Portfolio	3,179,614	4,833,299
Fidelity VIP Growth Portfolio	1,597,186	8,011,137

Investment Division	Purchases	Sales
Franklin Small-Mid Cap Growth Fund	$8,543	$3,169
Great-West Aggressive Profile I Fund	17,520,189	6,316,836
Great-West Ariel Mid Cap Value Fund	9,096,374	10,583,607
Great-West Bond Index Fund	4,914,817	4,813,636
Great-West Conservative Profile I Fund	9,950,417	4,088,989
Great-West Lifetime 2015 Fund II	1,895,158	3,698,002
Great-West Lifetime 2025 Fund II	1,248,943	743,546
Great-West Lifetime 2035 Fund II	2,265,041	4,829,922
Great-West Lifetime 2045 Fund II	917,597	4,826,431
Great-West Lifetime 2055 Fund II	682,752	1,638,614
Great-West Loomis Sayles Bond Fund	6,347,384	7,044,208
Great-West Loomis Sayles Small Cap Value Fund	2,044,511	2,428,581
Great-West MFS International Value Fund	995,054	6,343,960
Great-West Moderate Profile I Fund	73,175,231	34,426,688
Great-West Moderately Aggressive Profile I Fund	27,840,495	10,936,429
Great-West Moderately Conservative Profile I Fund	21,103,310	6,806,836
Great-West Money Market Fund	6,766,365	11,196,923
Great-West S&P Small Cap 600® Index Fund	4,583,051	3,246,545
Great-West Small Cap Growth Fund	1,679,986	2,304,494
Great-West Stock Index Fund	23,040,244	29,853,137
Great-West T. Rowe Price Equity Income Fund	6,905,684	11,097,206
Great-West T. Rowe Price Mid Cap Growth Fund	13,204,337	7,993,520
Great-West U.S. Government Mortgage Securities Fund	1,895,121	4,774,777
Invesco American Franchise Fund	546,845	398,265
Invesco American Value Fund	2,416,712	2,378,009
Invesco Comstock Fund	2,548,455	962,605
Invesco Mid Cap Growth Fund	138,367	453,222
Invesco Small Cap Growth Fund	337,252	169,739
Janus Aspen Global Research Portfolio	282,920	224,566
Janus Fund	15,389	4,295
Janus Global Research Fund	19,923	141,508
Janus Twenty Fund	672,998	367,828
Jensen Quality Growth Fund	85,042	149,151
Lord Abbett Value Opportunities Fund	1,128,534	581,536
Mainstay U.S. Small Cap Fund	613	44,149
MFS Growth Fund	41,276	66,670
Oppenheimer Capital Appreciation Fund	1,404,266	940,299
Oppenheimer Global Fund	1,365,292	6,428,666
Pimco Total Return Fund	4,703,784	6,291,210
Pioneer Equity Income VCT Portfolio	827,084	465,659
Putnam High Yield Advantage Fund	2,592,414	958,335
Putnam International Capital Opportunities Fund	1,088,303	1,100,982
Ridgeworth Small Cap Growth Stock Fund	3,325,198	4,059,388
Royce Total Return Fund	841,918	3,256,123
RS Select Growth Fund	38,208	101,003

Investment Division	Purchases	Sales
RS Small Cap Growth Fund	$83,811	$327,669

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges
The Company may deduct from each participant's account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant’s account in the FutureFunds Select contract an annual maintenance charge of not more that $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Charges Incurred for Total or Partial Surrenders
The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account in the FutureFunds contract. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes
The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.
Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.
Related Party Transactions
Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.
The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER BALANCED PORTFOLIO
2,014	107	$16.31	to	$19.75	$1,844	2.02%	0.00%	to	1.25%	8.08%	to	9.42%
2,013	108	$15.09	to	$18.05	$1,684	1.17%	0.00%	to	1.25%	13.80%	to	15.34%
2,012	121	$13.26	to	$15.65	$1,654	1.40%	0.00%	to	1.25%	4.91%	to	6.17%
2,011	141	$12.64	to	$14.74	$1,841	2.79%	0.00%	to	1.25%	(1.17)%	to	0.07%
2,010	154	$12.79	to	$14.73	$2,020	2.60%	0.00%	to	1.25%	8.94%	to	10.34%
ALGER MID CAP GROWTH PORTFOLIO
2,014	565	$22.79	to	$27.59	$13,436	0.00%	0.00%	to	1.25%	6.69%	to	8.03%
2,013	632	$21.36	to	$25.54	$14,083	0.32%	0.00%	to	1.25%	34.17%	to	35.85%
2,012	712	$15.92	to	$18.80	$11,758	0.00%	0.00%	to	1.25%	14.70%	to	16.19%
2,011	817	$13.88	to	$16.18	$11,569	0.33%	0.00%	to	1.25%	(9.40)%	to	(8.28)%
2,010	891	$15.32	to	$17.64	$13,862	0.00%	0.00%	to	1.25%	17.94%	to	19.35%
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
2,014	423	$28.85	to	$34.59	$12,262	2.42%	0.00%	to	1.25%	11.09%	to	12.45%
2,013	486	$25.97	to	$30.76	$12,656	2.33%	0.00%	to	1.25%	17.94%	to	19.46%
2,012	556	$22.02	to	$25.75	$12,347	2.56%	0.00%	to	1.25%	10.16%	to	11.52%
2,011	596	$19.99	to	$23.09	$11,978	2.69%	0.00%	to	1.25%	2.25%	to	3.59%
2,010	590	$19.55	to	$22.29	$11,274	3.10%	0.00%	to	1.25%	11.91%	to	13.26%
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
2,014	8	$17.84	to	$17.84	$150	2.10%	0.75%	to	0.75%	11.71%	to	11.71%
2,013	9	$15.97	to	$15.97	$146	2.27%	0.75%	to	0.75%	34.65%	to	34.65%
2,012	9	$11.86	to	$11.86	$113	2.07%	0.75%	to	0.75%	13.71%	to	13.71%
2,011	11	$10.43	to	$10.43	$113	1.51%	0.75%	to	0.75%	2.25%	to	2.25%
2,010	25	$10.20	to	$16.35	$260	1.46%	0.00%	to	0.75%	13.21%	to	14.10%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN FUNDS THE GROWTH FUND OF AMERICA
(Effective date 08/10/2006)
2,014	883	$16.50	to	$18.32	$15,348	0.03%	0.00%	to	1.25%	7.63%	to	8.92%
2,013	837	$15.33	to	$16.82	$13,393	0.03%	0.00%	to	1.25%	31.70%	to	33.39%
2,012	714	$11.64	to	$12.61	$8,592	0.51%	0.00%	to	1.25%	18.78%	to	20.21%
2,011	716	$9.80	to	$10.49	$7,234	0.34%	0.00%	to	1.25%	(6.40)%	to	(5.15)%
2,010	758	$10.47	to	$11.06	$8,131	0.65%	0.00%	to	1.25%	10.56%	to	11.94%
ARTISAN INTERNATIONAL FUND
2,014	1,238	$14.61	to	$17.53	$20,662	0.76%	0.00%	to	1.25%	(2.21)%	to	(0.96)%
2,013	1,258	$14.94	to	$17.70	$21,115	0.95%	0.00%	to	1.25%	23.57%	to	25.18%
2,012	1,632	$12.09	to	$14.14	$22,434	1.34%	0.00%	to	1.25%	23.87%	to	25.35%
2,011	1,324	$9.76	to	$11.28	$14,347	1.34%	0.00%	to	1.25%	(8.44)%	to	(7.24)%
2,010	1,386	$10.66	to	$12.16	$16,376	0.89%	0.00%	to	1.25%	4.61%	to	5.92%
CLEARBRIDGE VALUE TRUST
2,014	105	$15.14	to	$17.74	$1,582	0.00%	0.00%	to	1.25%	12.15%	to	13.65%
2,013	124	$13.50	to	$15.61	$1,682	0.78%	0.00%	to	1.25%	36.36%	to	38.14%
2,012	153	$9.90	to	$11.30	$1,525	1.10%	0.00%	to	1.25%	14.58%	to	15.90%
2,011	182	$8.64	to	$9.75	$1,584	0.53%	0.00%	to	1.25%	(4.53)%	to	(3.27)%
2,010	248	$9.05	to	$10.08	$2,248	0.00%	0.00%	to	1.25%	5.97%	to	7.35%
COLUMBIA MID CAP VALUE FUND
(Effective date 05/27/2008)
2,014	555	$15.11	to	$16.41	$8,966	0.44%	0.00%	to	1.25%	10.29%	to	11.71%
2,013	181	$13.70	to	$14.69	$2,592	0.15%	0.00%	to	1.25%	33.14%	to	34.77%
2,012	108	$10.29	to	$10.90	$1,155	0.26%	0.00%	to	1.25%	14.84%	to	16.33%
2,011	639	$8.96	to	$9.37	$5,947	0.43%	0.00%	to	1.25%	(5.78)%	to	(4.58)%
2,010	276	$9.51	to	$9.82	$2,693	1.11%	0.00%	to	1.25%	21.15%	to	22.60%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2,014	5	$21.47	to	$26.03	$106	2.50%	0.00%	to	0.75%	9.21%	to	10.06%
2,013	5	$19.66	to	$23.65	$102	2.41%	0.00%	to	0.75%	17.30%	to	18.19%
2,012	5	$16.76	to	$20.01	$88	2.44%	0.00%	to	0.75%	12.18%	to	12.99%
2,011	7	$14.94	to	$17.71	$108	2.61%	0.00%	to	0.75%	(1.58)%	to	(0.78)%
2,010	7	$15.18	to	$17.85	$109	2.77%	0.00%	to	0.75%	12.61%	to	13.19%
DAVIS NEW YORK VENTURE FUND
(Effective date 08/10/2006)
2,014	276	$14.04	to	$15.60	$4,076	0.16%	0.00%	to	1.25%	4.85%	to	6.27%
2,013	316	$13.39	to	$14.68	$4,421	0.21%	0.00%	to	1.25%	32.57%	to	34.19%
2,012	374	$10.10	to	$10.94	$3,930	0.94%	0.00%	to	1.25%	10.99%	to	12.32%
2,011	425	$9.10	to	$9.74	$4,009	0.23%	0.00%	to	1.25%	(6.28)%	to	(5.07)%
2,010	480	$9.71	to	$10.26	$4,796	0.77%	0.00%	to	1.25%	10.34%	to	11.76%
FEDERATED EQUITY INCOME FUND, INC
2,014	265	$16.21	to	$18.98	$4,592	1.72%	0.00%	to	1.25%	6.64%	to	7.96%
2,013	385	$15.20	to	$17.58	$6,356	1.64%	0.00%	to	1.25%	28.49%	to	30.13%
2,012	290	$11.83	to	$13.51	$3,617	0.71%	0.00%	to	1.25%	8.63%	to	9.93%
2,011	305	$10.89	to	$12.29	$3,502	0.53%	0.00%	to	1.25%	(6.44)%	to	(5.24)%
2,010	379	$11.64	to	$12.97	$4,639	0.58%	0.00%	to	1.25%	11.17%	to	12.59%
FIDELITY VIP CONTRAFUND PORTFOLIO
2,014	1,468	$30.70	to	$37.56	$46,074	0.96%	0.00%	to	1.25%	10.55%	to	11.92%
2,013	1,542	$27.77	to	$33.56	$44,017	1.05%	0.00%	to	1.25%	29.65%	to	31.30%
2,012	1,688	$21.42	to	$25.56	$37,288	1.33%	0.00%	to	1.25%	14.98%	to	16.39%
2,011	1,832	$18.63	to	$21.96	$34,998	1.02%	0.00%	to	1.25%	(3.72)%	to	(2.49)%
2,010	1,911	$19.35	to	$22.52	$37,574	1.25%	0.00%	to	1.25%	15.73%	to	17.17%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FIDELITY VIP GROWTH PORTFOLIO
2,014	2,137	$40.83	to	$24.81	$71,331	0.18%	0.00%	to	1.25%	9.94%	to	11.31%
2,013	2,308	$37.14	to	$22.29	$70,279	0.28%	0.00%	to	1.25%	34.61%	to	36.33%
2,012	2,628	$27.59	to	$16.35	$59,046	0.58%	0.00%	to	1.25%	13.26%	to	14.66%
2,011	2,884	$24.36	to	$14.26	$57,273	0.36%	0.00%	to	1.25%	(1.02)%	to	0.21%
2,010	3,109	$24.61	to	$14.23	$62,499	0.27%	0.00%	to	1.25%	22.62%	to	24.17%
FRANKLIN SMALL-MID CAP GROWTH FUND
2,014	3	$14.68	to	$14.68	$49	0.00%	0.75%	to	0.75%	6.76%	to	6.76%
2,013	4	$13.75	to	$13.75	$49	0.00%	0.75%	to	0.75%	37.50%	to	37.50%
2,012	4	$10.00	to	$10.00	$45	0.00%	0.75%	to	0.75%	10.01%	to	10.01%
2,011	8	$9.09	to	$9.09	$71	0.00%	0.75%	to	0.75%	(5.61)%	to	(5.61)%
2,010	10	$9.63	to	$22.38	$98	0.00%	0.00%	to	0.75%	27.38%	to	28.47%
GREAT-WEST AGGRESSIVE PROFILE I FUND
2,014	2,966	$24.74	to	$29.76	$84,168	3.22%	0.00%	to	1.25%	6.78%	to	8.14%
2,013	2,918	$23.17	to	$27.52	$76,874	1.78%	0.00%	to	1.25%	27.31%	to	28.84%
2,012	3,012	$18.20	to	$21.36	$61,562	0.85%	0.00%	to	1.25%	14.97%	to	16.47%
2,011	3,424	$15.83	to	$18.34	$60,419	0.93%	0.00%	to	1.25%	(5.61)%	to	(4.43)%
2,010	3,487	$16.77	to	$19.19	$64,250	0.61%	0.00%	to	1.25%	14.16%	to	15.53%
GREAT-WEST ARIEL MID CAP VALUE FUND
2,014	1,108	$74.26	to	$51.79	$66,912	1.78%	0.00%	to	1.25%	6.45%	to	7.81%
2,013	1,284	$69.76	to	$48.04	$71,931	2.62%	0.00%	to	1.25%	45.73%	to	47.54%
2,012	1,058	$47.87	to	$32.56	$42,212	1.15%	0.00%	to	1.25%	18.73%	to	20.24%
2,011	1,221	$40.32	to	$27.08	$40,596	0.43%	0.00%	to	1.25%	(8.03)%	to	(6.88)%
2,010	1,325	$43.84	to	$29.08	$47,377	0.11%	0.00%	to	1.25%	18.07%	to	19.52%
(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST BOND INDEX FUND
2,014	1,040	$18.08	to	$21.89	$20,019	2.13%	0.00%	to	1.25%	4.45%	to	5.75%
2,013	1,036	$17.31	to	$20.70	$19,339	1.82%	0.00%	to	1.25%	(3.73)%	to	(2.50)%
2,012	1,248	$17.98	to	$21.23	$24,142	2.49%	0.00%	to	1.25%	2.57%	to	3.92%
2,011	1,158	$17.53	to	$20.43	$21,400	2.74%	0.00%	to	1.25%	5.86%	to	7.19%
2,010	1,064	$16.56	to	$19.06	$18,251	3.28%	0.00%	to	1.25%	5.21%	to	6.48%
GREAT-WEST CONSERVATIVE PROFILE I FUND
2,014	1,713	$20.29	to	$24.27	$39,949	2.88%	0.00%	to	1.25%	3.63%	to	4.93%
2,013	1,552	$19.58	to	$23.13	$34,566	2.12%	0.00%	to	1.25%	6.24%	to	7.58%
2,012	1,504	$18.43	to	$21.50	$31,237	2.66%	0.00%	to	1.25%	7.65%	to	9.03%
2,011	1,521	$17.12	to	$19.72	$28,991	2.11%	0.00%	to	1.25%	(0.17)%	to	1.02%
2,010	1,366	$17.15	to	$19.52	$25,650	1.98%	0.00%	to	1.25%	7.39%	to	8.75%
GREAT-WEST LIFETIME 2015 FUND II
(Effective date 05/05/2009)
2,014	302	$15.88	to	$17.04	$4,966	2.13%	0.00%	to	1.25%	4.75%	to	6.04%
2,013	423	$15.16	to	$16.07	$6,654	2.66%	0.00%	to	1.25%	7.59%	to	9.02%
2,012	402	$14.09	to	$14.74	$5,838	2.33%	0.00%	to	1.25%	10.51%	to	11.92%
2,011	401	$12.75	to	$13.17	$5,247	4.45%	0.00%	to	1.25%	0.24%	to	1.46%
2,010	321	$12.72	to	$12.98	$4,147	2.60%	0.00%	to	1.25%	10.23%	to	11.61%
GREAT-WEST LIFETIME 2025 FUND II
(Effective date 05/05/2009)
2,014	228	$17.32	to	$18.59	$4,106	2.32%	0.00%	to	1.25%	4.91%	to	6.23%
2,013	210	$16.51	to	$17.50	$3,588	2.51%	0.00%	to	1.25%	13.08%	to	14.53%
2,012	208	$14.60	to	$15.28	$3,133	2.00%	0.00%	to	1.25%	12.57%	to	13.94%
2,011	220	$12.97	to	$13.41	$2,928	4.44%	0.00%	to	1.25%	(2.26)%	to	(1.03)%
2,010	139	$13.27	to	$13.55	$1,878	2.29%	0.00%	to	1.25%	11.79%	to	13.29%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST LIFETIME 2035 FUND II
(Effective date 05/08/2009)
2,014	205	$18.76	to	$20.13	$4,017	1.56%	0.00%	to	1.25%	4.98%	to	6.34%
2,013	341	$17.87	to	$18.93	$6,376	2.48%	0.00%	to	1.25%	19.29%	to	20.73%
2,012	361	$14.98	to	$15.68	$5,614	1.86%	0.00%	to	1.25%	14.35%	to	15.81%
2,011	306	$13.10	to	$13.54	$4,120	3.96%	0.00%	to	1.25%	(4.38)%	to	(3.15)%
2,010	268	$13.70	to	$13.98	$3,739	2.11%	0.00%	to	1.25%	13.22%	to	14.59%
GREAT-WEST LIFETIME 2045 FUND II
(Effective date 05/08/2009)
2,014	125	$19.05	to	$20.45	$2,480	1.15%	0.00%	to	1.25%	4.56%	to	5.90%
2,013	320	$18.22	to	$19.31	$6,130	2.49%	0.00%	to	1.25%	20.98%	to	22.53%
2,012	303	$15.06	to	$15.76	$4,762	1.73%	0.00%	to	1.25%	14.96%	to	16.40%
2,011	267	$13.10	to	$13.54	$3,613	3.57%	0.00%	to	1.25%	(5.28)%	to	(4.04)%
2,010	239	$13.83	to	$14.11	$3,373	1.86%	0.00%	to	1.25%	13.55%	to	15.00%
GREAT-WEST LIFETIME 2055 FUND II
(Effective date 05/08/2009)
2,014	81	$18.90	to	$20.29	$1,602	1.40%	0.00%	to	1.25%	3.90%	to	5.24%
2,013	131	$18.19	to	$19.28	$2,502	2.55%	0.00%	to	1.25%	20.86%	to	22.41%
2,012	95	$15.05	to	$15.75	$1,495	1.74%	0.00%	to	1.25%	15.15%	to	16.58%
2,011	82	$13.07	to	$13.51	$1,108	4.36%	0.00%	to	1.25%	(5.70)%	to	(4.52)%
2,010	72	$13.86	to	$14.15	$1,017	1.86%	0.00%	to	1.25%	13.51%	to	14.95%
GREAT-WEST LOOMIS SAYLES BOND FUND
2,014	1,224	$46.93	to	$38.25	$46,642	3.67%	0.00%	to	1.25%	2.18%	to	3.43%
2,013	1,302	$45.93	to	$36.98	$49,030	3.43%	0.00%	to	1.25%	6.69%	to	8.07%
2,012	1,385	$43.05	to	$34.22	$48,804	4.92%	0.00%	to	1.25%	14.59%	to	16.04%
2,011	1,364	$37.57	to	$29.49	$41,783	5.52%	0.00%	to	1.25%	3.13%	to	4.43%
2,010	1,691	$36.43	to	$28.24	$49,176	6.20%	0.00%	to	1.25%	11.37%	to	12.73%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
2,014	271	$34.61	to	$41.93	$9,527	0.90%	0.00%	to	1.25%	3.56%	to	4.88%
2,013	320	$33.42	to	$39.98	$10,978	0.61%	0.00%	to	1.25%	33.20%	to	34.89%
2,012	348	$25.09	to	$29.64	$8,971	0.75%	0.00%	to	1.25%	14.46%	to	15.92%
2,011	435	$21.92	to	$25.57	$9,767	0.17%	0.00%	to	1.25%	(3.22)%	to	(2.03)%
2,010	450	$22.65	to	$26.10	$10,306	0.48%	0.00%	to	1.25%	22.43%	to	23.99%
GREAT-WEST MFS INTERNATIONAL VALUE FUND
2,014	1,194	$26.81	to	$22.71	$28,558	0.87%	0.00%	to	1.25%	(0.26)%	to	0.98%
2,013	1,417	$26.88	to	$22.49	$33,927	2.35%	0.00%	to	1.25%	26.38%	to	28.00%
2,012	1,274	$21.27	to	$17.57	$24,518	0.81%	0.00%	to	1.25%	15.72%	to	17.21%
2,011	1,368	$18.38	to	$14.99	$22,805	1.56%	0.00%	to	1.25%	(3.06)%	to	(1.90)%
2,010	1,448	$18.96	to	$15.28	$24,976	1.47%	0.00%	to	1.25%	7.85%	to	9.22%
GREAT-WEST MODERATE PROFILE I FUND
2,014	6,844	$23.39	to	$28.29	$184,424	2.97%	0.00%	to	1.25%	5.08%	to	6.39%
2,013	5,966	$22.26	to	$26.59	$151,432	3.17%	0.00%	to	1.25%	14.68%	to	16.16%
2,012	6,467	$19.41	to	$22.89	$141,341	2.02%	0.00%	to	1.25%	10.85%	to	12.26%
2,011	8,755	$17.51	to	$20.39	$172,148	1.46%	0.00%	to	1.25%	(2.45)%	to	(1.26)%
2,010	8,918	$17.95	to	$20.65	$176,814	1.20%	0.00%	to	1.25%	10.12%	to	11.50%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
2,014	5,568	$24.72	to	$29.60	$157,327	3.08%	0.00%	to	1.25%	5.51%	to	6.82%
2,013	5,521	$23.43	to	$27.71	$146,763	1.67%	0.00%	to	1.25%	18.87%	to	20.43%
2,012	5,874	$19.71	to	$23.01	$129,864	1.53%	0.00%	to	1.25%	12.50%	to	13.85%
2,011	6,629	$17.52	to	$20.21	$128,731	1.32%	0.00%	to	1.25%	(3.36)%	to	(2.13)%
2,010	6,780	$18.13	to	$20.65	$134,314	1.07%	0.00%	to	1.25%	11.71%	to	13.15%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
2,014	3,000	$20.91	to	$25.32	$74,099	3.03%	0.00%	to	1.25%	4.29%	to	5.59%
2,013	2,620	$20.05	to	$23.98	$61,066	2.23%	0.00%	to	1.25%	10.47%	to	11.85%
2,012	2,494	$18.15	to	$21.44	$51,774	2.26%	0.00%	to	1.25%	9.21%	to	10.57%
2,011	2,377	$16.62	to	$19.39	$44,494	1.74%	0.00%	to	1.25%	(1.31)%	to	(0.05)%
2,010	2,230	$16.84	to	$19.40	$41,645	1.49%	0.00%	to	1.25%	8.65%	to	10.04%
GREAT-WEST MONEY MARKET FUND
2,014	3,094	$21.22	to	$14.02	$50,825	0.00%	0.00%	to	1.25%	(1.26)%	to	—%
2,013	3,269	$21.49	to	$14.02	$55,275	0.00%	0.00%	to	1.25%	(1.24)%	to	—%
2,012	3,676	$21.76	to	$14.02	$62,776	0.00%	0.00%	to	1.25%	(1.23)%	to	—%
2,011	4,026	$22.03	to	$14.02	$69,045	0.00%	0.00%	to	1.25%	(1.26)%	to	—%
2,010	4,353	$22.31	to	$14.02	$75,955	0.00%	0.00%	to	1.25%	(1.24)%	to	—%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2,014	455	$53.68	to	$39.78	$20,294	1.21%	0.00%	to	1.25%	3.89%	to	5.21%
2,013	448	$51.67	to	$37.81	$19,423	1.25%	0.00%	to	1.25%	38.86%	to	40.56%
2,012	673	$37.21	to	$26.90	$20,106	1.60%	0.00%	to	1.25%	14.35%	to	15.85%
2,011	653	$32.54	to	$23.22	$17,244	1.10%	0.00%	to	1.25%	(0.88)%	to	0.35%
2,010	716	$32.83	to	$23.14	$18,951	0.70%	0.00%	to	1.25%	24.12%	to	25.69%
GREAT-WEST SMALL CAP GROWTH FUND
2,014	426	$38.92	to	$23.55	$13,955	2.17%	0.00%	to	1.25%	(6.10)%	to	(4.93)%
2,013	490	$41.45	to	$24.77	$17,158	9.01%	0.00%	to	1.25%	43.03%	to	44.85%
2,012	589	$28.98	to	$17.10	$14,171	0.00%	0.00%	to	1.25%	13.56%	to	15.00%
2,011	660	$25.52	to	$14.87	$13,867	0.00%	0.00%	to	1.25%	(1.81)%	to	(0.60)%
2,010	755	$25.99	to	$14.96	$16,107	0.00%	0.00%	to	1.25%	22.13%	to	23.74%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST STOCK INDEX FUND
2,014	3,787	$128.51	to	$24.21	$208,744	1.55%	0.00%	to	1.25%	11.36%	to	12.76%
2,013	4,369	$115.40	to	$21.47	$212,620	1.73%	0.00%	to	1.25%	30.09%	to	31.72%
2,012	5,471	$88.71	to	$16.30	$193,422	1.65%	0.00%	to	1.25%	14.05%	to	15.52%
2,011	5,790	$77.78	to	$14.11	$185,727	1.39%	0.00%	to	1.25%	(0.04)%	to	1.22%
2,010	6,369	$77.81	to	$13.94	$206,190	1.43%	0.00%	to	1.25%	14.04%	to	15.40%
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
2,014	1,538	$48.81	to	$28.94	$59,001	1.84%	0.00%	to	1.25%	6.04%	to	7.38%
2,013	1,760	$46.03	to	$26.95	$64,657	1.97%	0.00%	to	1.25%	28.40%	to	30.00%
2,012	1,978	$35.85	to	$20.73	$57,269	2.08%	0.00%	to	1.25%	15.76%	to	17.18%
2,011	2,131	$30.97	to	$17.69	$53,164	1.81%	0.00%	to	1.25%	(2.12)%	to	(0.90)%
2,010	2,378	$31.64	to	$17.85	$60,509	1.76%	0.00%	to	1.25%	13.65%	to	15.09%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2,014	1,500	$46.14	to	$55.60	$76,414	0.77%	0.00%	to	1.25%	11.37%	to	12.78%
2,013	1,582	$41.43	to	$49.30	$71,483	0.05%	0.00%	to	1.25%	34.69%	to	36.34%
2,012	1,664	$30.76	to	$36.16	$55,045	0.69%	0.00%	to	1.25%	12.26%	to	13.71%
2,011	1,711	$27.40	to	$31.80	$50,169	1.19%	0.00%	to	1.25%	(2.91)%	to	(1.70)%
2,010	1,994	$28.22	to	$32.35	$59,600	0.00%	0.00%	to	1.25%	25.93%	to	27.56%
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
2,014	1,179	$24.84	to	$22.11	$27,622	2.44%	0.00%	to	1.25%	4.15%	to	5.44%
2,013	1,326	$23.85	to	$20.97	$29,686	2.18%	0.00%	to	1.25%	(3.25)%	to	(2.01)%
2,012	1,662	$24.65	to	$21.40	$37,874	3.01%	0.00%	to	1.25%	1.94%	to	3.23%
2,011	1,610	$24.18	to	$20.73	$36,359	3.35%	0.00%	to	1.25%	4.40%	to	5.71%
2,010	1,805	$23.16	to	$19.61	$38,432	3.61%	0.00%	to	1.25%	4.23%	to	5.54%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO AMERICAN FRANCHISE FUND
2,014	85	$9.80	to	$11.76	$884	0.00%	0.00%	to	1.25%	6.99%	to	8.39%
2,013	78	$9.16	to	$10.85	$745	0.12%	0.00%	to	1.25%	37.95%	to	39.64%
2,012	81	$6.64	to	$7.77	$567	0.02%	0.00%	to	1.25%	11.78%	to	13.27%
2,011	103	$5.94	to	$6.86	$656	0.00%	0.00%	to	1.25%	(8.05)%	to	(6.92)%
2,010	87	$6.46	to	$7.37	$595	0.00%	0.00%	to	1.25%	15.56%	to	17.17%
INVESCO AMERICAN VALUE FUND
(Effective date 05/27/2008)
2,014	223	$16.51	to	$17.92	$3,912	0.00%	0.00%	to	1.25%	7.84%	to	9.14%
2,013	238	$15.31	to	$16.42	$3,836	0.21%	0.00%	to	1.25%	32.10%	to	33.71%
2,012	818	$11.59	to	$12.28	$9,960	0.26%	0.00%	to	1.25%	15.21%	to	16.73%
2,011	267	$10.06	to	$10.52	$2,790	0.04%	0.00%	to	1.25%	(0.89)%	to	0.38%
2,010	385	$10.15	to	$10.48	$4,015	0.08%	0.00%	to	1.25%	19.98%	to	21.44%
INVESCO COMSTOCK FUND
(Effective date 08/10/2006)
2,014	412	$15.94	to	$17.70	$7,065	1.47%	0.00%	to	1.25%	7.48%	to	8.86%
2,013	323	$14.83	to	$16.26	$5,056	1.12%	0.00%	to	1.25%	33.24%	to	34.94%
2,012	190	$11.13	to	$12.05	$2,213	1.31%	0.00%	to	1.25%	17.03%	to	18.49%
2,011	187	$9.51	to	$10.17	$1,855	1.11%	0.00%	to	1.25%	(3.35)%	to	(2.12)%
2,010	168	$9.84	to	$10.39	$1,698	1.21%	0.00%	to	1.25%	13.89%	to	15.32%
INVESCO MID CAP GROWTH FUND
2,014	115	$10.66	to	$12.79	$1,284	0.00%	0.00%	to	1.25%	6.60%	to	7.93%
2,013	152	$10.00	to	$11.85	$1,611	0.28%	0.00%	to	1.25%	35.87%	to	37.47%
2,012	165	$7.36	to	$8.62	$1,295	0.95%	0.00%	to	1.25%	11.52%	to	12.98%
2,011	187	$6.60	to	$7.63	$1,321	2.57%	0.00%	to	1.25%	(5.58)%	to	(4.39)%
2,010	199	$6.99	to	$7.98	$1,494	0.00%	0.00%	to	1.25%	21.78%	to	23.34%
(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO SMALL CAP GROWTH FUND
(Effective date 05/15/2002)
2,014	55	$23.96	to	$28.06	$1,400	0.00%	0.00%	to	1.25%	6.30%	to	7.67%
2,013	56	$22.54	to	$26.06	$1,345	0.06%	0.00%	to	1.25%	38.20%	to	39.88%
2,012	50	$16.31	to	$18.63	$857	0.00%	0.00%	to	1.25%	16.83%	to	18.36%
2,011	53	$13.96	to	$15.74	$777	0.00%	0.00%	to	1.25%	(2.45)%	to	(1.25)%
2,010	52	$14.31	to	$15.94	$768	0.00%	0.00%	to	1.25%	24.65%	to	26.31%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2,014	107	$19.51	to	$24.49	$2,015	1.09%	0.00%	to	0.95%	6.44%	to	7.46%
2,013	104	$18.33	to	$22.79	$1,842	1.22%	0.00%	to	0.95%	27.20%	to	28.47%
2,012	106	$14.41	to	$17.74	$1,477	0.89%	0.00%	to	0.95%	18.99%	to	20.11%
2,011	114	$12.11	to	$14.77	$1,335	0.58%	0.00%	to	0.95%	(14.60)%	to	(13.78)%
2,010	125	$14.18	to	$17.13	$1,706	0.61%	0.00%	to	0.95%	14.72%	to	15.51%
JANUS FUND
2,014	7	$11.23	to	$27.70	$74	1.58%	0.00%	to	0.75%	11.96%	to	12.74%
2,013	7	$10.03	to	$24.57	$69	0.33%	0.00%	to	0.75%	28.59%	to	29.66%
2,012	7	$7.80	to	$18.95	$55	0.62%	0.00%	to	0.75%	16.94%	to	17.85%
2,011	7	$6.67	to	$16.08	$48	0.41%	0.00%	to	0.75%	(6.58)%	to	(5.96)%
2,010	9	$7.14	to	$17.10	$62	0.17%	0.00%	to	0.75%	10.36%	to	11.40%
JANUS GLOBAL RESEARCH FUND
2,014	116	$8.42	to	$10.10	$1,029	0.91%	0.00%	to	1.25%	5.91%	to	7.22%
2,013	131	$7.95	to	$9.42	$1,087	0.47%	0.00%	to	1.25%	25.99%	to	27.47%
2,012	155	$6.31	to	$7.39	$1,028	0.97%	0.00%	to	1.25%	18.39%	to	19.97%
2,011	193	$5.33	to	$6.16	$1,083	0.63%	0.00%	to	1.25%	(14.99)%	to	(13.85)%
2,010	216	$6.27	to	$7.15	$1,434	0.45%	0.00%	to	1.25%	14.21%	to	15.51%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS TWENTY FUND
2,014	365	$11.88	to	$14.26	$4,444	1.39%	0.00%	to	1.25%	7.61%	to	8.94%
2,013	391	$11.04	to	$13.09	$4,437	0.66%	0.00%	to	1.25%	31.43%	to	33.03%
2,012	438	$8.40	to	$9.84	$3,814	0.69%	0.00%	to	1.25%	20.86%	to	22.39%
2,011	502	$6.95	to	$8.04	$3,617	0.07%	0.00%	to	1.25%	(9.39)%	to	(8.22)%
2,010	561	$7.67	to	$8.76	$4,461	0.24%	0.00%	to	1.25%	5.65%	to	6.96%
JENSEN QUALITY GROWTH FUND
2,014	61	$18.77	to	$21.38	$1,183	0.67%	0.00%	to	1.25%	9.96%	to	11.35%
2,013	67	$17.07	to	$19.20	$1,183	0.63%	0.00%	to	1.25%	30.21%	to	31.78%
2,012	78	$13.11	to	$14.57	$1,065	0.95%	0.00%	to	1.25%	11.86%	to	13.30%
2,011	91	$11.72	to	$12.86	$1,101	0.94%	0.00%	to	1.25%	(2.41)%	to	(1.15)%
2,010	105	$12.01	to	$13.01	$1,289	0.81%	0.00%	to	1.25%	10.18%	to	11.48%
LORD ABBETT VALUE OPPORTUNITIES FUND
(Effective date 07/31/2009)
2,014	68	$20.66	to	$22.10	$1,461	0.00%	0.00%	to	1.25%	7.77%	to	9.08%
2,013	51	$19.17	to	$20.26	$1,014	0.00%	0.00%	to	1.25%	34.43%	to	36.16%
2,012	57	$14.26	to	$14.88	$836	0.00%	0.00%	to	1.25%	8.36%	to	9.73%
2,011	81	$13.16	to	$13.56	$1,077	0.00%	0.00%	to	1.25%	(5.39)%	to	(4.24)%
2,010	73	$13.91	to	$14.16	$1,025	0.00%	0.00%	to	1.25%	22.99%	to	24.54%
MAINSTAY U.S. SMALL CAP FUND
(Effective date 08/10/2006)
2,014	6	$15.53	to	$17.25	$93	0.00%	0.00%	to	1.25%	4.79%	to	6.09%
2,013	9	$14.82	to	$16.26	$131	0.00%	0.00%	to	1.25%	35.71%	to	37.45%
2,012	12	$10.92	to	$11.83	$137	0.27%	0.00%	to	1.25%	10.86%	to	12.35%
2,011	18	$9.85	to	$10.53	$185	0.00%	0.00	to	1.25%	(4.18)%	to	(3.04)%
2,010	20	$10.28	to	$10.86	$212	0.32%	0.00%	to	1.25%	22.53%	to	24.11%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
MFS GROWTH FUND
2,014	10	$17.46	to	$20.45	$200	0.00%	0.00%	to	1.25%	7.18%	to	8.55%
2,013	12	$16.29	to	$18.84	$217	0.00%	0.00%	to	1.25%	34.52%	to	36.23%
2,012	16	$12.11	to	$13.83	$211	0.00%	0.00%	to	1.25%	15.66%	to	17.10%
2,011	12	$10.47	to	$11.81	$134	0.00%	0.00%	to	1.25%	(1.87)%	to	(0.67)%
2,010	18	$10.67	to	$11.89	$199	0.00%	0.00%	to	1.25%	11.61%	to	13.02%
OPPENHEIMER CAPITAL APPRECIATION FUND
2,014	214	$16.83	to	$19.72	$3,786	0.00%	0.00%	to	1.25%	13.64%	to	15.05%
2,013	215	$14.81	to	$17.14	$3,346	0.04%	0.00%	to	1.25%	27.67%	to	29.26%
2,012	231	$11.60	to	$13.26	$2,801	0.59%	0.00%	to	1.25%	12.29%	to	13.62%
2,011	253	$10.33	to	$11.67	$2,730	0.16%	0.00%	to	1.25%	(2.82)%	to	(1.52)%
2,010	265	$10.63	to	$11.85	$2,934	0.00%	0.00%	to	1.25%	7.81%	to	9.12%
OPPENHEIMER GLOBAL FUND
2,014	752	$20.35	to	$23.19	$16,106	0.72%	0.00%	to	1.25%	0.79%	to	2.07%
2,013	1,024	$20.19	to	$22.72	$21,711	0.75%	0.00%	to	1.25%	25.25%	to	26.79%
2,012	1,199	$16.12	to	$17.92	$20,293	0.96%	0.00%	to	1.25%	19.23%	to	20.75%
2,011	1,364	$13.52	to	$14.84	$19,287	1.85%	0.00%	to	1.25%	(9.87)%	to	(8.68)%
2,010	1,173	$15.00	to	$16.25	$18,197	0.96%	0.00%	to	1.25%	14.24%	to	15.66%
PIMCO TOTAL RETURN FUND
2,014	1,288	$17.67	to	$20.68	$24,915	3.71%	0.00%	to	1.25%	3.15%	to	4.39%
2,013	1,430	$17.13	to	$19.81	$26,517	2.17%	0.00%	to	1.25%	(3.38)%	to	(2.17)%
2,012	1,353	$17.73	to	$20.25	$25,308	3.97%	0.00%	to	1.25%	8.71%	to	10.11%
2,011	1,298	$16.31	to	$18.39	$22,184	3.62%	0.00%	to	1.25%	2.64%	to	3.90%
2,010	1,356	$15.89	to	$17.70	$22,293	2.90%	0.00%	to	1.25%	7.22%	to	8.59%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIONEER EQUITY INCOME VCT PORTFOLIO
2,014	85	$21.10	to	$25.58	$1,916	2.79%	0.00%	to	1.25%	11.40%	to	12.74%
2,013	70	$18.94	to	$22.69	$1,405	2.29%	0.00%	to	1.25%	27.20%	to	28.85%
2,012	72	$14.89	to	$17.61	$1,143	3.54%	0.00%	to	1.25%	8.61%	to	9.99%
2,011	93	$13.71	to	$16.01	$1,357	1.88%	0.00%	to	1.25%	4.50%	to	5.75%
2,010	148	$13.12	to	$15.14	$2,108	2.16%	0.00%	to	1.25%	17.67%	to	19.21%
PUTNAM HIGH YIELD ADVANTAGE FUND
(Effective date 05/27/2008)
2,014	248	$14.70	to	$15.96	$3,847	5.01%	0.00%	to	1.25%	0.48%	to	1.72%
2,013	154	$14.63	to	$15.69	$2,342	5.73%	0.00%	to	1.25%	5.10%	to	6.45%
2,012	162	$13.92	to	$14.74	$2,327	6.49%	0.00%	to	1.25%	13.45%	to	14.89%
2,011	114	$12.27	to	$12.83	$1,429	6.94%	0.00%	to	1.25%	1.74%	to	2.97%
2,010	151	$12.06	to	$12.46	$1,840	7.27%	0.00%	to	1.25%	11.46%	to	12.86%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
(Effective date 05/27/2008)
2,014	374	$9.12	to	$9.91	$3,606	1.55%	0.00%	to	1.25%	(14.77)%	to	(13.60)%
2,013	384	$10.70	to	$11.47	$4,314	0.83%	0.00%	to	1.25%	22.01%	to	23.47%
2,012	533	$8.77	to	$9.29	$4,869	1.13%	0.00%	to	1.25%	20.30%	to	21.92%
2,011	571	$7.29	to	$7.62	$4,292	2.94%	0.00%	to	1.25%	(22.36)%	to	(21.44)%
2,010	336	$9.39	to	$9.70	$3,220	0.61%	0.00%	to	1.25%	16.94%	to	18.29%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND
2,014	560	$18.59	to	$20.98	$10,804	0.00%	0.00%	to	1.25%	(5.44)%	to	(4.24)%
2,013	673	$19.66	to	$21.91	$13,762	0.00%	0.00%	to	1.25%	42.77%	to	44.62%
2,012	722	$13.77	to	$15.15	$10,317	0.00%	0.00%	to	1.25%	13.61%	to	14.95%
2,011	794	$12.12	to	$13.18	$9,953	0.00%	0.00%	to	1.25%	(1.38)%	to	(0.15)%
2,010	733	$12.29	to	$13.20	$9,228	0.00%	0.00%	to	1.25%	22.41%	to	24.06%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ROYCE TOTAL RETURN FUND
(Effective date 05/27/2008)
2,014	127	$14.59	to	$15.84	$1,953	0.87%	0.00%	to	1.25%	(0.27)%	to	0.96%
2,013	301	$14.63	to	$15.69	$4,649	0.41%	0.00%	to	1.25%	30.63%	to	32.18%
2,012	247	$11.20	to	$11.87	$2,897	1.19%	0.00%	to	1.25%	12.68%	to	14.13%
2,011	293	$9.94	to	$10.40	$3,021	0.55%	0.00%	to	1.25%	(3.21)%	to	(1.98)%
2,010	464	$10.27	to	$10.61	$4,894	1.17%	0.00%	to	1.25%	21.54%	to	23.09%
RS SELECT GROWTH FUND
2,014	15	$22.66	to	$25.83	$337	0.00%	0.00%	to	1.25%	(0.13)%	to	1.18%
2,013	18	$22.69	to	$25.53	$414	0.00%	0.00%	to	1.25%	36.11%	to	37.78%
2,012	21	$16.67	to	$18.53	$355	0.00%	0.00%	to	1.25%	17.15%	to	18.63%
2,011	19	$14.23	to	$15.62	$271	0.00%	0.00%	to	1.25%	3.94%	to	5.26%
2,010	20	$13.69	to	$14.84	$276	0.00%	0.00%	to	1.25%	29.89%	to	31.56%
RS SMALL CAP GROWTH FUND
2,014	115	$10.94	to	$13.13	$1,297	0.79%	0.00%	to	1.25%	8.00%	to	9.42%
2,013	144	$10.13	to	$12.00	$1,505	1.33%	0.00%	to	1.25%	47.24%	to	49.25%
2,012	184	$6.88	to	$8.04	$1,316	0.00%	0.00%	to	1.25%	13.34%	to	14.69%
2,011	205	$6.07	to	$7.01	$1,293	0.00%	0.00%	to	1.25%	(3.50)%	to	(2.37)%
2,010	233	$6.29	to	$7.18	$1,521	0.00%	0.00%	to	1.25%	26.05%	to	27.76%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2014, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the "Series Account") as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2)	Not applicable.

(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)
Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550); form of GAC Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Form N-4 registration statement filed on October 31, 2008 (File No. 2-89550).

(5)	Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6)	Amended and Restated Articles of Incorporation of the Depositor are filed herewith. Bylaws of the Depositor are filed herewith.

(7)	Not applicable.

(8)(a)
Form of Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)
Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(c)
Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(d)	Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by

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reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)
Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)
Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly Janus Capital Corporation) is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)
Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)
Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)
Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)
Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

(8)(k)
Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956).

(8)(l)
Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(8)(m)
Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 52 to Form N-4 registration statement filed on April 29, 2014 (File No. 2-89550).

(8)(n)
Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc. is filed herewith. First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor Services, LLC is filed herewith. Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor Services, LLC is filed herewith.

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not applicable.

(12)	Not applicable.

2

(13)
Powers of Attorney for J. Bernbach, M. Coutu, A. Desmarais, O. Desmarais, P. Desmarais, Jr., P. Desmarais III, A. Louvel, P. Mahon, J.E.A. Nickerson, R.J. Orr, M. Plessis-Bélair, H. Rousseau, R. Royer, T.T. Ryan, Jr., J. Selitto, G. Tretiak, and B. Walsh are filed herewith.

Item 25.      Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A. Desmarais	(4)	Director

O. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

P. Desmarais III	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

M. Plessis-Bélair	(4)	Director

R.L. Reynolds	(2)	Director, President and Chief Executive Officer

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

3

E.F. Murphy	(2)	President, Empower Retirement

D.L. Musto	(2)	Executive Vice President, Empower Retirement

C.P. Nelson	(2)	Executive Vice President, Empower Retirement

R.K. Shaw	(2)	Executive Vice President, Individual Markets

B.A. Byrne	(3)	Senior Vice President, Legal and Chief Compliance Officer

M.R. Edwards	(3)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Chief Investment Officer, General Account

J.M. Gearin	(2)	Senior Vice President, RPS Operations

W.Van Harlow	(2)	Senior Vice President, GWF Institute and Strategic Solutions

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets

S.E. Jenks	(2)	Senior Vice President, Marketing

J.W. Knight	(3)	Senior Vice President and Chief Information Officer

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

L.J. Manello, Jr.	(2)	Senior Vice President and Chief Financial Officer

W.J. McDermott	(2)	Senior Vice President, RPS Segment Distribution

D.G. McLeod	(2)	Senior Vice President, Product Management

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

B. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.S. Tocher	(3)	Chief Investment Officer, Separate Accounts

C.E. Waddell	(3)	Senior Vice President, Rollover

4

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

5

Item 26.     Persons controlled by or under common control with the Depositor or Registrant as of 12/31/14

The Registrant is a separate account of Great-West Life & Annuity Insurance Company (the “Depositor”), a stock life insurance company organized under the laws of the State of Colorado. The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

6

Organizational Chart - December 31, 2014

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.52% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2014 412,637,391 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 901,185,511.

Pansolo Holding Inc. owns directly 7,677,312 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 11,354,232 or 1.26% of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., which owns 40,686,080 SVS representing 4.51% of the aggregate voting rights of PCC.

Gelco Enterprises Ltd owns directly 48,235,700 PPS, representing 53.52% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 59.30%; note that this is not the equity percentage.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

7

100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited
1.0% - Great West Global Business Services India Private Limited
                    100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
    60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of New York
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.58% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
             100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P.

8

100.0% - Great-West Lifeco U.S. Holdings, LLC
1.0% - Great-West Lifeco U.S. Holdings, L.P.
     95.23% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% - Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
     100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
    100.0% - Putnam Investments Canada LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
    100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC

9

100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
    100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
    100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
    100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited

10

0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - TMI Systems, Inc.
51.0% - Plandirect Insurance Services Inc.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.

11

30.0% - Kings Cross Shopping Centre Ltd.
     30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (DE) [(special shares held by 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
     100.0% - 3853071 Canada Limited
             50.0% - Laurier House Apartments Limited
             30.0% - Kelowna Central Park Properties Ltd.
             30.0% - Kelowna Central Park Phase II Properties Ltd.
             30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
             35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
             88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
             25.0% - High Park Bayview Limited Partnership
             30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

12

100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited                                        100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited                                            100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited

13

100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (Ireland), Limited
11.29% - Irish Life Assurance plc.
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited                                                    100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited                                                        100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
88.71% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.

14

100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
28.6% - GWL THL Private Equity I Inc. (71.4% owned by The Great-West Life Assurance Company)
100.0% - Canada Life Capital Trust

15

D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
58.83% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
97.08% - Investment Planning Counsel Inc. (and 2.92% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.66% - IPC Portfolio Services Inc. (and 11.34% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)

16

100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
1.1% - Suez Environment Company (of which 0.2% in trading)
29.3% - Lafarge SA (21.1% in capital of which 0.1% held by GBL Energy S.à r.l. and Serena S.à r.l.))
6.9% - Pernod Ricard (7.5% in capital)
12.43% - Umicore (12.43% in capital)
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
71.9% - Imerys (56.5% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
99.9% - Sagerpar
3.6% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.0% - Total SA (2.7% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - GBL Finance & Treasury
100.0% - GBL Verwaltung SA
Capital

17

100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
39.1% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I
37.8% - Mérieux Participations II
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Cyberpresse Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.90% - 9059-2114 Québec Inc.
99.27% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée

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100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
11.74% - Vimicro International Corporation
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
0.63% - CITIC Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.22% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Spuare Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.

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60.0% - Power Energy Eagle Creek LLP
     24.05% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.4% - Sagard Capital Partners, L.P.
96.9% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

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Item 27. Number of Contractowners

As of March 31, 2015, there were 2 owners of non-qualified group contracts and 1,189 owners of qualified group contracts offered by Registrant.

Item 28.     Indemnification.

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933.  The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act
Article 109 - INDEMNIFICATION
Section 7-109-101.  Definitions.
As used in this Article:
(1)"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.
(2)"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan.  A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.  “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.
(3)"Expenses" includes counsel fees.
(4)"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation.  "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.
Section 7-109-102.  Authority to Indemnify Directors.
(1)Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:
(a)The person conducted himself or herself in good faith; and
(b)The person reasonably believed:

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(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and
(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and
(c)In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.
(2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section.  A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.
(3)The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4) A corporation may not indemnify a director under this section:
(a)In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
(b)In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.
(5)Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103.  Mandatory Indemnification of Directors.
Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.
Section 7-109-104.  Advance of Expenses to Directors.
(1)A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:
(a)The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;
(b)The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and
(c)A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.
(2)The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and

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may be accepted without reference to financial ability to make repayment.
(3)Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.
Section 7-109-105.  Court-Ordered Indemnification of Directors.
(1)Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction.  On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner
(a)If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.
(b)If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106.  Determination and Authorization of Indemnification of Directors.
(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102.  A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.
(2)The determinations required by subsection (1) of this section shall be made:
(a)By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
(b)If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
(a)By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

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(b)By the shareholders.
(4)Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)Unless otherwise provided in the articles of incorporation:
(a)An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
(b)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and
(c)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108.  Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107.  Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109.  Limitation of Indemnification of Directors.
(1)A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108.  If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation

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shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting.  If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV.  Indemnification

SECTION 1.  In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2.  Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3.  Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

i.	the person conducted himself or herself in good faith; and

ii.
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

25

iii.	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(c)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.  Principal Underwriter
(a)GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant.  GWFS also services as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-2 Series Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“Great-West NY), Variable Annuity-2 Series Account of Great-West NY, and COLI VUL-2 Series Account of Great-West NY.
(b)Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	(1)	Chairman, President and Chief Executive Officer
E.F. Murphy, III	(1)	Director
R.K. Shaw	(1)	Director and Executive Vice President
D.L. Musto	(1)	Director and Executive Vice President
S.E. Jenks	(1)	Director and Senior Vice President
C.E. Waddell	(1)	Director and Senior Vice President
W.S. Harmon	(1)	Senior Vice President
M.R. Edwards	(1)	Senior Vice President
R.J. Laeyendecker	(1)	Senior Vice President
B.A. Byrne	(1)	Senior Vice President, Legal, Chief Compliance Officer and Secretary
S.A. Bendrick	(1)	Vice President
B.P. Neese	(1)	Vice President
C. Bergeon	(1)	Vice President
S.M. Gile	(1)	Vice President
M.C. Maiers	(1)	Vice President and Treasurer
T.L. Luiz	(1)	Compliance Officer

(1) 8515 East Orchard Road, Greenwood Village, CO 80111

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(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

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(e)
Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)
Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 15th day of April, 2015.

FUTUREFUNDS SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 15, 2015
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 15, 2015
Robert L. Reynolds

/s/ Louis J. Mannello, Jr.	Senior Vice President and Chief Financial Officer	April 15, 2015
Louis J. Mannello, Jr.

/s/ John L. Bernbach	Director	April 15, 2015
John L. Bernbach*

/s/ Marcel R. Coutu		April 15, 2015
Marcel R. Coutu*	Director

/s/ André Desmarais		April 15, 2015
André Desmarais*	Director

/s/ Olivier Desmarais	Director	April 15, 2015
Olivier Desmarais*

/s/ Paul Desmarais, Jr.	Director	April 15, 2015
Paul Desmarais, Jr.*

/s/ Paul Desmarais, III	Director	April 15, 2015
Paul Desmarais, III*

/s/ Alain Louvel	Director	April 15, 2015
Alain Louvel*

/s/ Paul A. Mahon	Director	April 15, 2015
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	April 15, 2015
Jerry E.A. Nickerson*

/s/ Michel Plessis-Bélair	Director	April 15, 2015
Michel Plessis-Bélair*

/s/ Henri-Paul Rousseau	Director	April 15, 2015
Henri-Paul Rousseau*

/s/ Raymond Royer	Director	April 15, 2015
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	April 15, 2015
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	April 15, 2015
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	April 15, 2015
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	April 15, 2015
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		April 15, 2015
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney